Securities Act Registration No. 333-205138
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 13	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 71	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2022 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS: May 1, 2022
Ameritas Advisor No-Load VA

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. (Some states refer to this as a "Right to Examine.") Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Policy Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

This prospectus describes the Ameritas Advisor No-Load VA a flexible premium deferred variable annuity (the "Policy") especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

This Policy may be available through third-party financial intermediaries who charge an investment advisory fee for their services. These fees are in addition to Policy fees and expenses described in this prospectus. If the Policy Owner elects to pay the investment advisory fees from the Policy Value, this may reduce the death benefit under the Policy, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.

Ameritas Life Insurance Corp. ("Ameritas Life") has obtained a Private Letter Ruling from the IRS. The IRS ruled that the advisory fees that the Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for advisory fees related to the Policy, and will not compensate the Investment Adviser for any other service. See the SURRENDERS AND WITHDRAWALS and TAXES sections for more information.

The Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy Value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

You may allocate all or part of your Policy Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to the financial strength and claims paying ability of the Company.

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide service to our Policy Owners. We continuously monitor the life insurance company’s investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from our Service Center.

Policy guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the

SEC's staff and is available at Investor.gov.

Ameritas Advisor No-Load VA	1

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com
Ameritas Advisor No-Load VA	2

TABLE OF CONTENTS

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	4
KEY INFORMATION	5
OVERVIEW OF THE POLICY	7
FEE TABLE	8
PRINCIPAL RISKS OF INVESTING	9
THE COMPANY	12
THE SEPARATE ACCOUNT	12
PORTFOLIO COMPANIES	12
VOTING RIGHTS	13
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	13
CHARGES	14
GENERAL DESCRIPTION OF THE POLICY	15
Policy Rights
State Variations
Policy Provisions and Limitations
General Account
Policy or Registrant Changes
ANNUITY PERIOD	23
BENEFITS AVAILABLE UNDER THE POLICY	24
PURCHASES AND POLICY VALUE	31
SURRENDERS AND WITHDRAWALS	33
TAXES	35
LEGAL PROCEEDINGS	36
FINANCIAL INFORMATION	36
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	37
APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES	42
STATEMENT OF ADDITIONAL INFORMATION REGISTRATION STATEMENT	48
REPORTS TO YOU	48
FINRA PUBLIC DISCLOSURE PROGRAM

Ameritas Advisor No-Load VA	3

DEFINED TERMS

Defined terms, other than "we, us, our," and "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy Value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Account Value/Accumulation Value/Policy Value is the value of the Policy before any applicable withdrawal charge. On the Annuity Date, the Account Value/Accumulation Value/Policy Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Attained Age is age on nearest birthday.

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy Value less applicable Policy fee and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life, Depositor refers to Ameritas Life Insurance Corp.

Fixed Account is an Investment Option provided by us which is part of the General Account.

General Account is made up of all the general assets of the Company, other than those in the Separate Account or other segregated accounts.

GLWB Models are required if your Policy was issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are comprised of volatility managed funds, and are the only permitted GLWB Models for such Policies.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Net Premium is any premium received less any applicable premium taxes.

Owner, you, your is you – the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Portfolio Company is any company in which the Registrant invests and which may be selected as an option by you.

Pro-Rata is allocating a dollar amount among the Investment Options in proportion to the Accumulation Value in those Investment Options.

Rider Charge Base is the value used to calculate the monthly GLWB rider charge for each Policy Month.

Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. (Also referred to as an Investment Option.)

Written Notice or Request refers to a written notice, signed by you, in good order, and on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), faxing 402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

Ameritas Advisor No-Load VA	4

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals

You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. This Policy has no surrender charge.

There is no partial withdrawal charge.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Transaction Charges

You may be charged for other transactions, such as when you make a premium payment (state premium taxes), or transfer Policy Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal, or surrender. This is a charge by us and is not a Policy charge.

FEE TABLE CHARGES
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third party financial professionals from your Account Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.			FEE TABLE CHARGES APPENDIX A
	Annual Fee	Minimum	Maximum
	Base Policy [1,2]	0.45%	0.80%
	Base Policy [3]	$40	$40
	Investment Options [4] (Portfolio Company fees and expenses)	0.10%	3.56%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	2.00% [5]	2.50% [6]
1As a percentage of average daily net assets in the Subaccounts.
[2]The total of mortality and expense risk charge plus administrative fee.
[3]Annual Fee. Waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
[4]Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
[5]Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit.

[6]Deducted monthly from Policy Value to equal the annual % shown. This charge is the maximum charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost: $534	Highest Annual Cost: $5,485
	Assumes:	Assumes:
	• Investment of $100,000	• Investment of $100,000
	• 5% annual appreciation	• 5% annual appreciation
	• Least expensive combination of Policy Classes and Portfolio Company fees and expenses	• Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses
	• No optional benefits	• No sales charges or advisory fees
	• No sales charges or advisory fees	• No additional purchase payments, transfers or withdrawals
• No additional purchase payments, transfers or withdrawals
Ameritas Advisor No-Load VA	5

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment	This Policy is not a short term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.	OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.	PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritasdirect.com/about/our-ratings is available upon request by contacting our Service Center at 800-255-9678.	Cover Page OVERVIEW OF THE POLICY
Restrictions
Investments

In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute Portfolio Companies as Investment Options that are available under the Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY GENERAL DESCRIPTION OF THE POLICY BENEFITS AVAILABLE UNDER THE POLICY APPENDIX A
Optional Benefits

Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

If your Policy has a GLWB2 rider that is currently active, you may allocate your Policy Value to any one of the three allowable GLWB Models. You may NOT allocate any Policy Value to the Subaccounts or the Fixed Account.

BENEFITS AVAILABLE UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

TAXES APPENDIX B
Ameritas Advisor No-Load VA	6

Conflicts of Interest
Investment Professional Compensation

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We may provide up to .95% of premiums received on standard issue Policies, and up to 0.15% of premiums received on Policies requiring Ameritas's prior approval for issuance due to age limitations for such marketing and education services, pursuant to these arrangements. We do not pay commissions to these broker-dealers pursuant to a selling agreement. Please note that we do not pay third party financial professionals who charge an advisory fee any commission amounts.

Your investment professional may receive compensation for advising you to purchase this Policy, both in the form of advisory fee compensation and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

CHARGES
Exchanges	Some representatives may have financial incentive to offer you a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, that it is preferable to purchase the new Policy, rather than continue to own your current Policy.	CHARGES

OVERVIEW OF THE POLICY

The Ameritas Advisor No-Load VA Policy is a flexible premium deferred variable annuity policy designed to help you meet long-term financial goals. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option, as a death benefit, or a benefit under an applicable rider.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES ("APPENDIX B") to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the Investment Options, and withdraw some or all of the value of your Policy. You can allocate your premiums among a wide spectrum of Investment Options. In the Separate Account variable Investment Options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The Investment Options are described on this prospectus' APPENDIX A. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will pay a stream of periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable. During the annuity income period, you will be unable to make withdrawals, and death benefits and living benefits will terminate.

Guarantees, which are obligations of the General Account are subject to the financial strength and claims paying ability of the Company.

Death Benefit

The standard death benefit consists of the larger of your Policy Value on the later of the date we receive Due Proof of Death ("Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.)

Ameritas Advisor No-Load VA	7

or an annuity payout option election less any charge for applicable premium taxes; or adjusted guaranteed death benefit premiums. The death benefit that applies with an optional rider is described in the DEATH BENEFIT section.

Surrenders and Withdrawals

You can surrender the Policy in full at any time prior to the Annuity Date for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. There are no applicable surrender charges.

Withdrawals

▪	There are no withdrawal charges.
▪	Each withdrawal must be at least $250.
▪	An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider may be available for policies issued prior to May 1, 2017.
▪	Advisory fees may be paid to third party financial professionals and are treated as withdrawals. The deduction of advisory fees pursuant to the Advisory Fee Authorization Form is NOT available with the GLWB2 rider.

Annuity Income

Several fixed annuity income options are available.

Optional Rider

The GLWB2 may be available for policies issued prior to May 1, 2017. This rider is principally described in BENEFITS AVAILABLE UNDER THE POLICY section. More detail concerning the fees can be found in the FEE TABLE.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' APPENDIX B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The fees and expenses do not reflect any investment advisory fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy or transfer Policy Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	None

Premium Taxes*	3.5%

Deferred Sales Load (or Surrender Charge)	None

Exchange Fee *	$10

Wire Transfer Fee (per wire) *	$14

*       Charges and Fees are more fully explained in the CHARGES section.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (Base Policy Fee) (1)	$40	$40
BASE POLICY EXPENSES (2)	0.80%	0.45%
Annual Withdrawal Fees
Base Policy Withdrawal Charge	None	None
OPTIONAL BENEFIT EXPENSES
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider (3)
Single Life	2.00%	1.25% (5)
Joint Spousal – for non-qualified and IRA (4) plans only	2.50%	1.50% (5)

Ameritas Advisor No-Load VA	8

(1)	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
(2)	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.
(3)	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
(4)	Traditional, SEP, Simple or Roth IRAs.
(5)	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

ANNUAL PORTFOLIO COMPANY EXPENSES
Expenses that are deducted from the Portfolio assets, including management Fees, distribution and/or service (12b-1) fees, and other expenses. (1)	Minimum	Maximum
Before fee waivers and expense reimbursements	0.10% (2)	3.56% (3)
After fee waivers and expense reimbursements*	0.10% (2)	3.48% (3)

(1)       Portfolio Company Expenses as of December 31, 2021.

(2)       Vaguard® Total International Stock Market Index Portfolio

(3)       Rydex Inverse Government Long Bond Strategy Fund

* The fee waiver is expected to last one year and can be terminated at any time by the Portfolio Company.

Example

This Example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses. The examples do not reflect any investment advisory fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the costs would be higher.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $40 guaranteed maximum Policy fee for purposes of the "Maximum Policy Expenses," even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $40 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB2 – joint spousal (1)	$6,763	$20,407	$34,210	$69,423
Maximum Expenses with GLWB2 – single life (1)	$6,275	$18,933	$31,738	$65,405
Maximum Policy Expenses without GLWB2 Rider (2)	$4,321	$13,036	$21,851	$44,331
Minimum Policy Expenses (3)	$561	$1,757	$3,062	$6,864

(1)       Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies (3.56%).

(2)       Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.56%).

(3)       Minimum Policy Expenses – This example assumes current charges of 0.45% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies (0.10%).

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Not a Short-Term Investment

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Portfolio Company Risk of Loss

Your Account Value will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. There is no assurance that any underlying portfolio will meet its objectives. Prospectuses are available at our website, ameritasdirect.com/prospectuses or by calling 800-255-9678.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

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Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks

Depending on your Policy Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Policy Value is zero, all of your rights in the Policy end.

Partial Withdrawal Risks

Partial withdrawals, including for advisory fees, may reduce the amount of the Death Benefit. Taxes and tax penalties may apply.

Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

GLWB2 Rider Risks

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue. The GLWB2 benefit does not guarantee the Policy Value at any time. If the GLWB2 Rider Benefit is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

Advisory Fees

Advisory fees that the Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for advisory fees related to the Policy, and will not compensate the Investment Adviser for any other service.

Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn. The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered investment advisory fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

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Withdrawals from your Policy to pay advisory fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•	Withdrawals to pay advisory fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.
•	Withdrawals to pay advisory fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.
•	Given the possibly significant effect of such reductions, you are encouraged to consult your financial professional and a qualified tax advisor before making withdrawals to pay for advisory fees to your financial professional pursuant to an Advisory Fee Authorization.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the Portfolio Companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in in your Policy.

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks

Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months (does not apply to IRAs), or the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity would be less than $20 per month. Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

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Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

THE COMPANY

The Ameritas Advisor No-Load VA Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 O Street, Lincoln, Nebraska 68510.

THE SEPARATE ACCOUNT

The Registrant is Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). The Separate Account (Ameritas Life Insurance Corp. Separate Account LLVA) is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, income, gains, and losses credited to or charged against, the Registrant reflect the Registrant's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Registrant may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy Value of your Policy depends directly on the investment performance of the portfolios that you select.

PORTFOLIO COMPANIES

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as Separate Account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including (i) its name; (ii) its objective; (iii) its investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance, is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

You may also view the prospectuses on our website at ameritasdirect.com/prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ

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significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally have no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Options are contained in the prospectuses for each of the underlying portfolios.

The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material and have access to reports and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option (the "Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center. Assets in the Fixed Account are subject to claims by creditors of the Company. You may obtain the current declared interest rate for the Fixed Account at no cost by calling 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared.

The value of the Fixed Account, along with the value in the Separate Account variable Investment Options, constitute the total Policy Value. There are no mortality and expense risk charges deducted from the Fixed Account, unlike as are deducted from value in the Separate Account variable Investment Options. Decreases in the Fixed Account value, because they affect Policy Value, could result in your Policy or riders being canceled as described in the Minimum Policy Value section. See POLICY PROVISIONS AND LIMITATIONS. Additional information regarding how the value of the Fixed Account is calculated may be found under the PURCHASES AND POLICY VALUE section.

The Fixed Account is not an available investment option for Policies with the GLWB2 rider.

The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Transfers and Systematic Transfer Programs involving the Fixed Account may be limited to the terms defined in the Transfers, Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep sections. See the POLICY PROVISIONS AND LIMITATIONS subsection.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Company's claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Refer to the Policy for additional details regarding the Fixed Account.

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CHARGES

We may increase Current Fees, but we guarantee that each Current Fee will never exceed the corresponding Guaranteed Maximum Fee.

The following adds to information provided in the FEE TABLE section. Please review both prospectus sections for information on charges.

TRANSACTION EXPENSES

Premium Taxes

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

Deferred Sales Load (or Surrender Charge)

The Policy has no sales load and no withdrawal charges.

Exchange Fee

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro-Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting a partial withdrawal, or surrender. The fee is deducted from the gross amount of the partial withdrawal, or surrender. This is a charge that we make and is not a Policy charge.

ANNUAL POLICY EXPENSES

Administrative Fee (also known as the Annual Policy Fee)

We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy Value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy Value. Administrative fees help us cover our cost to administer your Policy.

Base Policy Expenses

Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.

Mortality and Expense Risk Charge

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy Value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you.

If the mortality and expense risk charge exceeds our costs, the excess is our profit.

Optional Income Rider

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the FEE TABLE section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the BENEFITS AVAILABLE UNDER THE POLICY section of this prospectus). The current charge will be deducted from the Policy Value on each Monthly Anniversary.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple Investment Options, charges will be deducted Pro-Rata from the Subaccounts in the model. If your GLWB Model is comprised of a single Investment Option, charges will be deducted from that Investment Option.

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The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the FEE TABLE section. The rider charge will not be deducted after the Policy Value reduces to zero, or if the rider is terminated.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

DISTRIBUTION COMPENSATION

We and/or an affiliate may pay cash compensation from our resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We may provide up to 0.95% of premiums received on standard issue policies; and up to 0.15% of premiums received on policies requiring Ameritas' prior approval for issuance due to age limitations. We do not pay commissions to these broker-dealers pursuant to a selling agreement.

We do not pay third party financial professionals who charge an advisory fee any commission amounts.

PORTFOLIO COMPANY CHARGES

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' APPENDIX A section and are described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

POLICY RIGHTS

Annuitant

The Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments. The Owner also may be the Annuitant.

Death of Annuitant

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different Beneficiaries.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Death of Owner

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Beneficiary

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

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If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs BEFORE the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the Beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy Beneficiary receives the death benefit.
any Policy Owner	the Beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or AFTER the Annuity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.

State Variations

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states described below. Further variations may arise; the variations are subject to change without notice.

Arizona. The Right to Examine period is 10 days for Policy Owners less than age 65. The Right to Examine period is 30 days for Policy Owners age 65 and over.

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California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over.

Florida. If we do not pay a full withdrawal request within 30 days, we will include interest at a rate established by Florida law. If we pay the death benefit as a lump-sum, we will pay interest from the date we receive satisfactory proof of death in accordance with Florida law. The Right to Examine period is 21 days.

Georgia. If we pay the death benefit as a lump-sum 60 days after receipt of satisfactory proof of death, we will include interest in accordance with Georgia law.

Idaho. If payment of a withdrawal request from the Fixed Account is delayed, we will include interest in accordance with Idaho law. The Right to Examine period is 20 days.

Montana. If we pay the death benefit as a lump-sum more than 30 days after receiving satisfactory proof of death, we will include interest in accordance with Montana law. If you or a joint Owner dies on or after the Annuity Date and before all proceeds have been paid, a lump-sum payment may be requested. The lump-sum payment is the commuted value of the remaining portion of any unpaid benefits based on the annuity income option in effect at the time of death.

North Dakota. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, we will include interest at the same rate as paid on death proceeds left on deposit with us from the date of death to the date of payment. The Right to Examine period is 20 days.

Oklahoma. If we do not refund the policy within 30 days of receipt of the notice of cancellation during the Right To Examine period, we will include interest in accordance with Oklahoma law.

Pennsylvania. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Rhode Island. The Right to Examine period is 20 days.

South Carolina. The Right to Examine period is 31 days.

Texas. The Right to Examine period is 20 days.

Washington. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, the death benefit proceeds will include interest at a rate of 8% for the first 90 days from the date of death to the earlier of the date that an annuity option is selected or the payment of the death benefit proceeds in a lump-sum. If payment is not tendered within 90 days of our receipt of proof of death, the rate will increase by an additional 3% beginning with the 91st day. If you or a joint Owner dies on or after the Annuity Date and before all proceeds have been paid, the Beneficiary may elect a lump sum payment which shall be equal to the present value of the remaining annuity payments. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

POLICY PROVISIONS AND LIMITATIONS

Minimum Policy Value

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' SURRENDERS AND WITHDRAWALS section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity, would be less than $20 per month.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Transfers

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, Annuitants and

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Beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio if, in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Annuity Date, you may transfer Policy Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy year;
•	may be delayed up to six months;
•	is limited during any Policy Year to the greatest of:

•       25% of the Fixed Account value on the date of the initial transfer during that year;

•       the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or

•       $1,000.

▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
▪	If the Policy Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to

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the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Telephone Transactions

Telephone Transactions Permitted:

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Systematic Transfer Programs

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days Written Notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

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Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪   There is no additional charge for the Earnings Sweep program.

▪   The Fixed Account is included in this program.

▪   You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.

▪   You may have your earnings sweep quarterly, semi-annually or annually.

GLWB Models

We may offer GLWB Models. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. Additional information on the GLWB Models is available in APPENDIX A.

Each of the three GLWB Models is comprised of a single Investment Option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

The above volatility models seek to stabilize the volatility of a portfolio to a predetermined target level; therefore, the models may not perform as well in a rising market as they are designed to limit volatility and provide downside protection in a declining market. If performance is limited in rising markets, then your Policy Value may not increase as much as it would if other Investment Options were allowed, this means you may not have as many opportunities for resets of the Premium Accumulation Value and step-ups of the Benefit Base. Further, losses are still possible. Resets and step-ups are described in the Reset Feature section and the Step-Up of Benefit Base section of the GLWB2 rider description in the BENEFITS AVAILABLE UNDER THE POLICY section.

The requirement to be invested in the volatility funds is a risk management strategy employed by us to mitigate the financial risks, and manage the cost of providing you the guaranteed benefits of the GLWB2 rider. In some situations this risk mitigation strategy may result in more favorable financial results to us and less favorable financial results to you. Our interest in reducing both loss and the volatility of Policy Values presents a potential conflict of interest with respect to the interest of Policy Owners.

The GLWB Models are each comprised of a single Investment Option, charges will be deducted from that Investment Option.

To elect a GLWB Model:

▪   You must allocate all of your Policy Value to one GLWB Model.

▪   You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific Investment Option or model, or your decision to change to a different Investment Option.

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▪	Performance of each GLWB Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy Value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different GLWB Model.
▪	You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a GLWB Model. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the GLWB Model for your policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation).
▪	If participation in the GLWB Models terminates, including by death of the Owner, Policy Value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

The strategies used by the GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy Value during sharp market losses, but nevertheless, you may still incur losses.

Potential Conflicts of Interest Relating to GLWB Models

Each VM Fund is a mutual fund portfolio managed by the mutual fund's investment adviser. The three VM Funds with "Calvert VP" in their names are managed by Calvert Research and Management ("CRM") and sub-advised by Parametric Portfolio Associates LLC and our affiliate Ameritas Investment Partners, Inc. (“AIP”), subject to the oversight of CRM and the portfolio's Board of Directors. In providing investment subadvisory services for the investments that comprise the GLWB Models, Ameritas Investment Partners, Inc. ("AIP") may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the underlying funds while we receive compensation for providing other services to the underlying funds, which may vary depending on the underlying fund. For additional information, see the fund prospectuses for the funds underlying each of the GLWB Models. You may obtain prospectuses for the funds underlying each of the GLWB Models free of charge by contacting our Service Center.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options that comprise, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in Separate Accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, and fixed payments including GLWB2 rider withdrawal payments as well as death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any such change.

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We will notify you of any changes to the variable Investment Options.

For more information regarding changes to the GLWB Models see the GLWB MODELS subsection under the GENERAL DESCRIPTION OF THE POLICY section.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may engage in short-term trading and will have disclosed this practice in their portfolios’ prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage

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Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing or earnings sweep program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

ANNUITY PERIOD

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: ▪ require investments to be allocated to our General Account, so are not variable. ▪ may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

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Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.     Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2.     Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

3.     Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

4.     Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

5.     Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

6.     Lump Sum. Proceeds are paid in one sum.

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.00% 2.50% (Fee determined by applying % to Rider Charge Base)

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or (b) adjusted guaranteed death benefit premiums.

		Standard	None	Certain ownership changes, withdrawals (including advisory fees), and assignments could reduce the death benefit. We may limit purchase payments for all anuuities held with us to $1,000,000.

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. The investment results reflected are not representative of past or future performance. Actual performance results will vary.

GLWB2 Rider

For Policies issued on or after May 1, 2017, the GLWB2 rider is not available to be elected at issue or added after issue.

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is available with this Policy if you meet certain conditions and the rider is available and approved in your state. The rider is only available if the Policy Owner is at least age 49

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years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy Value, until the death of the last Covered Person. Guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Company and do not apply to the performance of the underlying Investment Options available with this product.

Election at Issue:

If you are Attained Age 50 through Attained Age 85 on the date your Policy is issued, you may elect the GLWB2 rider at issue. We use the Policy Date to calculate certain values and benefit phases when the rider is elected at issue, but may also refer to the Policy Date as the "Rider Date" for convenience.

Addition after Issue:

If your Policy was purchased before May 1, 2017, and before your Attained Age 50, you may add the GLWB2 rider on the Policy Anniversary nearest your fiftieth (50th) birthday. We will send you notice of your ability to add the GLWB2 rider after issue at least sixty (60) days prior to the Policy Anniversary when it may be added. The GLWB2 rider may not be added after the date provided in the notice. You must affirmatively respond to us in writing and we must receive your response before the date provided in the notice. The date you add the GLWB2 rider is your Rider Date and is used to calculate certain values and benefit phases.

GLWB2 Definitions

Benefit phases are defined as:

▪	Accumulation Phase. The period of time between the Rider Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy Value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪	Policy Value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

Example: Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. You make no withdrawals or additional premium payments. Assume that after the first year, your Policy Value has decreased to $98,000 solely due to negative performance of the Subaccounts. On your first Policy Anniversary, your Policy Value would be $98,000, your Premium Accumulation Value would be $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%], and your Benefit Base (assuming you enter the Withdrawal Phase) would be $105,000.

Assume that at the end of the second Policy Year, you have made no withdrawals or additional premium payments. Your Policy Value has increased, due to positive performance of the Subaccounts, to $104,000. Your Policy Value would be $104,000, and your Premium Accumulation Value would be $110,250 [the prior Premium Accumulation Value of $105,000 increased by the Premium Accumulation rate of 5%]. Your Maximum Anniversary Policy Value, which was $98,000 on your first Policy Anniversary, is now $104,000. So your Benefit Base would be $110,250, if you enter the Withdrawal Phase.

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Example. Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are at the end of the second Policy Year in the example provided above, with a Benefit Base of $110,250, and Attained Age 57. If you enter the Withdrawal Phase at Attained Age 57, the distribution factor used to determine your Lifetime Withdrawal Benefit is 4%. Your Lifetime Withdrawal Benefit Amount will be calculated as follows:

$110,250 x 4% = $4,410.00.

If you are, instead, Attained Age 60 when you enter the Withdrawal Phase, and your Benefit Base is $110,250, the applicable distribution factor is 4.5%. Your Lifetime Withdrawal Benefit Amount is calculated as follows:

$110,250 x 4.5% = $4,961.25.

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Maximum Anniversary Policy Value. The highest Policy Value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues and new rider elections within a range we have established) after the later of the Rider Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Rider Date or the most recent reset date, if any.

The initial Premium Accumulation Value is equal to the initial premium or the Policy Value as of the Rider Date if you add the GLWB2 rider after issue. The rate of interest is:

▪	5% for the Policy Year in which no withdrawal is taken.
▪	0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues and new rider elections.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. If you elect the GLWB2 rider at issue, the Rider Charge Base is set equal to the initial premium. If you add the GLWB2 rider after issue, the Rider Charge Base is set to equal the Policy Value as of the Rider Date. During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy Value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy Value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Example. Assume the following (example assumes current charges and policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. Your initial Rider Charge Base is $100,000, and the monthly rider charge is calculated as follows:

($100,000 x 1.25%) divided by 12 = monthly rider charge

($1,250) divided by 12 = $104.17.

Assume that on your next Policy Anniversary, you have made no withdrawals or additional premium payments, and your Policy Value, solely due to performance of the Subaccounts, is $104,000. Your Premium Accumulation Value is $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%]. Your Maximum Anniversary Policy Value is $104,000.

Your Rider Charge Base is now $105,000, and your monthly rider charge is calculated as follows:

($105,000 x 1.25%) divided by 12 = monthly rider charge

($1,312.50) divided by 12 = $109.38.

Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Sections 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy Value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy Value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. You may not allocate to the Subaccounts or the Fixed Account.

GLWB Models:

If your Policy is issued with a GLWB2 rider or if you add a GLWB2 rider after issue of your Policy, you are required to participate in the GLWB Models when the GLWB2 rider is issued or added. The GLWB Models are the only permitted GLWB Models for such Policies. The GLWB Models available for use are:

▪	VM Growth
▪	VM Moderate Growth
▪	VM Moderate

The conditions of the GLWB Models apply (see the GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider. You are permitted to transfer your total Policy Value from one of the GLWB Models to another GLWB Model. You may maintain Policy Value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple Investment Options.

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The following apply if a GLWB Model consists of multiple Investment Options:

▪	The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
▪	Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
▪	All premium payments will be credited Pro-Rata among the Investment Options according to the allocation for the current GLWB Model and all withdrawals will be deducted Pro-Rata from the Investment Options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy Value from the default GLWB Model to any of the remaining permitted GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy Value to another permitted GLWB Model for which additional premium payments are permitted.

We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached Attained Age 50, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary Beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy Value, if it is greater.

At the time of a reset:

1.     A new premium accumulation period begins for the:

a.     Premium Accumulation Value; and

b.     Maximum Anniversary Policy Value.

2.     If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

3.     You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued or added. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

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Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy Value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy Value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	= $105,000
Premium Accumulation (a)	= $100,000
Maximum Anniversary Policy Value (a)	= $115,000
Partial Withdrawal Amount (b)	= $ 20,000
Policy Value before the withdrawal (c)	= $120,000

Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a =       $100,000

b =       $20,000

c =       $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,667)

= $83,333

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Rider Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our General Account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy Value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Attained Age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

  3.50% - ages 50 through 54
  4.00% - ages 55 through 59
  4.50% - ages 60 through 64
  5.00% - ages 65 through 69
  5.25% - ages 70 through 74
  5.50% - ages 75 through 79
  6.00% - age 80 and older

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However, we may change this schedule for new issues and new rider elections. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the Withdrawal Phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy Value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy Value to the Benefit Base. If the Policy Value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.       increase the Policy Value according to the provisions of the Policy; and,

2.       increase the Benefit Base; and,

3.       increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy Value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy Value to zero and at least one Covered Person is still living, the following will apply:

a.     the monthly rider charge will no longer be deducted; and,

b.     the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,

c.     no additional premiums will be accepted; and,

d.     no additional step-ups will occur; and,

e.     any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,

f.       the Policy and any other riders will cease to provide any death benefits.

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Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the Beneficiary will elect to receive either the Death Benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy Value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.       the date of death of the last surviving Covered Person;

2.       the date there is a change of Owner that results in a change of Covered Person;

3.       the date annuity payments commence under an annuity income option as described in the Policy;

4.       the date an Excess Withdrawal is taken such that the LWBA is less than $100;

5.       the date any asset allocation requirement or investment restriction is violated;

6.       the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy Value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Beneficiary.

A death benefit is payable upon:

▪   Your Policy being in force;

▪   Receipt of Due Proof of Death of the first Owner to die;

▪   Election of an annuity income option; and

▪   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each Beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

If an Owner of the Policy, under Federal tax law, is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner, as Federal law requires, and the death benefit we will pay is the lesser of the Policy Value or the Cash Surrender Value. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted. See the IRS Required Distribution Upon Death of Owner section below.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy Beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We

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will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your Beneficiary. The death benefit equals the larger of:

▪	your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal, including advisory fees. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy Value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy Value. Another example, for an advisory fee of $1,500 from a Policy with a $100,000 value is 1.5% reduction in Policy Value. This percentage is calculated by dividing the amount of the withdrawal by the Policy Value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy Value is reduced by taking the amount of the withdrawal in relation to the Policy Value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

This method of calculating the adjustment for withdrawals could reduce the relevant Policy Value significantly, and by more than the actual amount of the withdrawal.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in APPENDIX B of this prospectus.

PURCHASES AND POLICY VALUE

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.
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If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAXES section and APPENDIX B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy Value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

▪	Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, and are credited on the basis of accumulation unit value next determined after receipt.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Your Policy Value

On your Policy's date of issue, the Policy Value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy Value equals the sum of the values in the Separate Account variable Investment Options and the Fixed Account. The Policy Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable Investment Options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Ameritas Advisor No-Load VA	32

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

a.	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
b.	the daily mortality and expense risk charge; and this result divided by
c.	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

Fixed Account Value

The Policy Value of the Fixed Account on any Business Day equals:

a.	the Policy Value of the Fixed Account at the end of the preceding Policy Month; plus
b.	any premiums credited since the end of the previous Policy Month; plus
c.	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
d.	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
e.	any partial withdrawal, including advisory fees, taken from the Fixed Account since the end of the previous Policy Month; minus
f.	the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
g.	interest credited on the Fixed Account balance.

Principal Underwriter

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly-owned subsidiary of Ameritas Life. AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. All persons selling the Policy will be registered representatives and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

SURRENDERS AND WITHDRAWALS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: ▪ Income Tax ▪ Penalty Tax

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy Value from any Fixed Account option. If you do not specify which Investment Option(s) from which to take the withdrawal, it will be taken from each Investment Option in the proportion that the Policy Value in each investment option bears to the total Policy Value.
▪	The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.

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▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Advisory Fee Withdrawals

If you have purchased this Policy through an Investment Adviser/financial professional who offers investment advisory services for an advisory fee, you have done so pursuant to a separate agreement between yourself and your financial professional. Ameritas Life has not made any independent investigation of these financial professionals, and is not endorsing such services. Ameritas Life will, pursuant to an Advisory Fee Authorization signed by you, process a partial withdrawal from the value of your Policy to pay for the services of your financial professional. The advisory fees are separate from and in addition to the Policy and optional rider fees and expenses described in this Prospectus. Your financial professional will be solely responsible for the accuracy of any such advisory fee payment calculation as well as the frequency or reasonableness of each withdrawal request to pay advisory fees. We have no duty to inquire into the amount of the Policy Value submitted for withdrawal but we will follow instructions provided through the Advisory Fee Authorization and ensure the amount requested is distributed and processed accurately. We will not allow or make an advisory fee withdrawal until we have a completed Advisory Fee Authorization from the Policy Owner.

You may authorize your financial professional to make withdrawals to pay advisory fees from your Policy by submitting the Advisory Fee Authorization. This authorization is used to authorize your financial professional to deduct advisory fees directly from your Policy, change or terminate any prior advisory fee authorization, and to change the financial professional that services your Policy. Thereafter, your financial professional must submit a written request for each one-time withdrawal to pay advisory fees or to establish or change a systematic withdrawal program to pay advisory fees, if available. Any systematic withdrawal program will continue until you terminate it. Your authorized withdrawals to pay advisory fees will be noted on your confirmation statements and/or your quarterly statements, as well as on your annual statements.

If you elect to authorize your financial professional to make withdrawals to pay advisory fees from your Policy Value, the advisory fee will be deducted from the Investment Options on a Pro-Rata basis. Specific Investment Options may be chosen with a systematic withdrawal program, only if available. Your financial professional can have the fee deducted on an annual, semi-annual, quarterly, or monthly (for systematic withdrawal programs only) basis. Work with your financial professional to determine which options work for you.

Withdrawals from your Policy to pay advisory fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•	Withdrawals to pay advisory fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.
•	Withdrawals to pay advisory fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy Value from a specified Investment Option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

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CANCELLATION RIGHTS

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy Value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy Value, whichever amount is greater.

TAXES

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. Generally, amounts payable to a Beneficiary on the Policy Owner's death will be included in the estate of the Policy Owner for federal estate tax purposes, however, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Advisory Fee Withdrawals

In a Private Letter Ruling (“PLR”) issued to the Company in 2021, the IRS ruled that the advisory fees that the Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for advisory fees related to the Policy, and will not compensate the Investment Adviser for any other service. The advisory fee payments are treated as an expense of the Policy, which is solely liable for paying them. They are not a taxable distribution, provided your non-qualified Policy satisfies the requirements of the PLR, one of which is that the Investment Adviser does not receive a commission for the sale of the Policy. Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn.

For 2021, the Company will determine the amount permitted by the PLR (“Permitted Amount”) as of December 31 for each eligible Policy based on the Policy Value over the period during 2021 to which the fees relate multiplied by 1.5%. If the cumulative amount of advisor fees withdrawn during 2021 exceeds the Permitted Amount, then the amount that exceeds the Permitted Amount will be reported to the IRS as a taxable distribution. The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply. Beginning in 2022, the Permitted Amount for each Eligible Policy will be determined by multiplying the Policy Value during the period to which the fees relate on the date of the withdrawal by 1.5%.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered investment advisory fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

You should consult with your financial professional and a qualified tax advisor before making withdrawals to pay for advisory fees to your financial professional pursuant to an Advisory Fee Authorization.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the

Ameritas Advisor No-Load VA	35

Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as Beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans, including:

▪	Individual Retirement Annuities (IRAs), Code Section 408(b);
▪	Simplified Employee Pension (SEP IRA), Code Section 408(k);
▪	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
▪	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

FINANCIAL INFORMATION

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

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APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritasdirect.com/prospectuses. You can also request this information at no cost by calling 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns as of 12/31/2021
			1 year	5 year	10 year
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection Fund, Class I, American Century Investment Management, Inc.	0.46%	6.61%	5.29%	3.07%
Capital growth.	American Century VP International Fund, Class I, American Century Investment Management, Inc.	0.99%	8.75%	14.35%	10.06%
Long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund, Class I, American Century Investment Management, Inc.	0.75%	23.20%	9.41%	12.82%
Seeks to provide growth of capital.	American Funds IS Growth Fund, Class 1, Capital Research and Management Company (SM)	0.35%	22.30%	25.75%	20.01%
Seeks to achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund, Class 1, Capital Research and Management Company (SM)	0.29%	24.42%	16.68%	15.70%
Seeks to provide long-term growth of capital.	American Funds IS International Fund, Class 1, Capital Research and Management Company (SM)	0.54%	-1.23%	9.91%	8.40%
Seeks to provide long-term capital appreciation.	American Funds IS New World Fund, Class 1, Capital Research and Management Company (SM)	0.57%	5.16%	13.53%	8.94%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund, Class 1, Capital Research and Management Company (SM)	0.27%	28.12%	12.79%	14.04%
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management	0.48%	10.88%	9.33%	7.42%
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.39%	14.53%	11.71%	12.71%
Investing to correspond with the returns of the S&P 500 Index. [1]	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]	0.28%	28.42%	18.14%	16.16%
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management	0.63%	15.12%	12.47%	10.50%
Growth and income.	Calvert VP Volatility Managed Growth Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.90%	15.87%	8.82%	--**
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.88%	13.64%	8.38%	--**
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC	0.87%	10.06%	7.47%	--**
Long-term capital appreciation.	DFA VA Equity Allocation Portfolio [3], Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.30%	24.37%	--**	--**
Market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio [3], Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.24%	-1.04%	1.68%	1.90%
Total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio [3], Dimensional Fund Advisors LP	0.28%	14.20%	9.87%	--**
Long-term capital appreciation.	DFA VA International Small Portfolio [3], Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.40%	14.56%	10.12%	10.04%
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns as of 12/31/2021
			1 year	5 year	10 year
Long-term capital appreciation.	DFA VA International Value Portfolio [3], Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.28%	18.11%	7.00%	6.52%
Stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio [3], Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.12%	-0.19%	1.10%	0.78%
Long-term capital appreciation.	DFA VA U.S. Large Value Portfolio [3], Dimensional Fund Advisors LP	0.21%	27.04%	10.52%	13.50%
Long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio [3], Dimensional Fund Advisors LP	0.29%	39.68%	10.45%	13.60%
Long-term growth of capital.	DWS Capital Growth VIP, Class A, DWS Investment Management Americas, Inc.	0.49%	22.78%	23.81%	19.25%
Long-term capital growth.	DWS International Growth VIP, Class A, DWS Investment Management Americas, Inc.	0.92%	8.11%	12.72%	10.45%
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A, DWS Investment Management Americas, Inc.	0.84%	30.50%	7.87%	10.52%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.60%	27.83%	20.17%	16.64%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [1]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.51%	24.89%	11.95%	12.53%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [4,5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.23%	0.01%	0.93%	0.51%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.61%	23.21%	26.29%	19.70%
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.67%	4.41%	5.01%	5.61%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.39%	-0.61%	4.33%	3.54%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.61%	25.60%	13.60%	13.29%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FMR Investment Management (UK) Limited (FMR UK).	0.77%	19.70%	14.44%	10.83%
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FIL Investment Advisors (UK) Limited (FIA(UK)).	0.66%	3.74%	5.37%	4.74%
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2, Franklin Advisers, Inc.	0.76%	-4.99%	-0.94%	1.13%
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I, Invesco Advisers, Inc.	0.86%	11.92%	21.74%	17.37%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I, Invesco Advisers, Inc.	0.89%	5.89%	10.17%	8.09%
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class, Massachusetts Financial Services Company	0.80%	14.11%	22.66%	18.20%
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class, Massachusetts Financial Services Company	0.95%	11.57%	12.19%	8.38%
Ameritas Advisor No-Load VA	38

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns as of 12/31/2021
			1 year	5 year	10 year
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company	0.78%	14.09%	11.89%	9.93%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company	1.25%	2.99%	9.46%	5.44%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I, Neuberger Berman Investment Advisers LLC	1.00%	32.80%	8.35%	11.10%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I, Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class, Pacific Investment Management Company LLC	0.93%	33.34%	5.72%	-1.86%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class, Pacific Investment Management Company LLC	0.65%	-1.27%	3.94%	3.43%
Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.	Rydex Government Long Bond 1.2x Strategy Fund, Guggenheim Investments	1.31%	-7.49%	6.46%	3.91%
Seeks long term capital appreciation.	Rydex Guggenheim Long Short Equity Fund, Guggenheim Investments	1.60%	23.80%	6.51%	5.83%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.	Rydex Inverse Government Long Bond Strategy Fund, Guggenheim Investments	3.48%	0.97%	-8.16%	-6.54%
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.	Rydex Inverse NASDAQ-100® Strategy Fund, Guggenheim Investments	1.78%	-25.45%	-24.60%	-21.37%
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis. [1]	Rydex Inverse S&P 500® Strategy Fund, Guggenheim Investments	1.72%	-24.44%	-17.80%	-16.50%
Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.	Rydex NASDAQ-100® Fund, Guggenheim Investments	1.65%	25.54%	26.24%	21.11%
Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis. [1]	Rydex Nova Fund, Guggenheim Investments	1.61%	42.18%	23.95%	21.92%
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.	Rydex Precious Metals Fund, Guggenheim Investments	1.61%	-9.19%	10.63%	-2.01%
Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.	Rydex Russell 2000® 1.5x Strategy Fund, Guggenheim Investments	1.81%	19.00%	13.29%	16.15%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Associates, Inc.	0.75%	17.62%	23.28%	19.23%
Long-term capital appreciation.	Third Avenue Value Portfolio, Third Avenue Management LLC	1.30%	22.07%	3.93%	6.96%
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard® Balanced Portfolio [6], Wellington Management Company, LLP	0.20%	19.02%	12.32%	11.40%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [6], The Vanguard Group, Inc.	0.13%	5.99%	8.09%	7.16%
Seeks to provide long-term capital appreciation and income.	Vanguard® Diversified Value Portfolio [6], Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC	0.28%	30.47%	13.52%	13.15%
Ameritas Advisor No-Load VA	39

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns as of 12/31/2021
			1 year	5 year	10 year
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [6], Wellington Management Company, LLP and The Vanguard Group, Inc.	0.30%	25.33%	12.35%	13.06%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [6], The Vanguard Group, Inc.	0.14%	28.55%	18.31%	16.39%
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [6], The Vanguard Group, Inc.	0.13%	-1.84%	--**	--**
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [6], Wellington Management Company, LLP	0.41%	17.86%	24.24%	19.15%
Seeks to provide a high level of current income.	Vanguard® High Yield Bond Portfolio [6], Wellington Management Company, LLP	0.26%	3.68%	5.69%	6.05%
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [6], Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.	0.38%	-1.54%	20.47%	13.57%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [6], The Vanguard Group, Inc.	0.17%	24.36%	15.72%	14.97%
Capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [6], The Vanguard Group, Inc.	0.12%	10.07%	10.31%	9.22%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [6], The Vanguard Group, Inc.	0.26%	40.21%	11.25%	11.43%
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [6], The Vanguard Group, Inc.	0.14%	-0.45%	2.74%	2.48%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [6,7], The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC	0.30%	14.22%	15.59%	14.89%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [6], The Vanguard Group, Inc.	0.14%	-1.72%	3.50%	2.77%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [6], The Vanguard Group, Inc.	0.10%	8.53%	--**	--**
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [6], The Vanguard Group, Inc.	0.13%	25.64%	17.79%	16.13%

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2021, reflect temporary fee reductions under such an arrangement.
**	Life of fund performance:
Calvert VP Volatility Managed Growth Portfolio, Class F 6.67% (inception date 4/30/13)
Calvert VP Volatility Managed Moderate Portfolio, Class F 5.95% (inception date 4/30/13)
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F 6.56% (inception date 4/30/13)
DFA VA Equity Allocation Portfolio 13.17% (inception date (7/10/17)
DFA VA Global Moderate Allocation Portfolio 8.11% (inception date 4/8/13)
Vanguard® Global Bond Index Portfolio 3.15% (inception date 9/8/17)
Vanguard® Total International Stock Market Index Portfolio 6.73 (inception date 9/7/17)
1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	Fund prospectus dated February 28, 2022.
Ameritas Advisor No-Load VA	40

4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
6	Vanguard is a trademark of The Vanguard Group, Inc.
7	Premiums or transfers will only be accepted into this portfolio from Policy Owners already invested in this portfolio. Policy Owners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

Additional Note Regarding Policies with GLWB2 Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider may be available for policies issued prior to May 1, 2017. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single Investment Option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

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APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-255-9678

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a Policy fee.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code (Code) provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if at any time during the year you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $6,000 in 2022, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of your and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such Rollover contributions are not limited by this annual contribution maximum. You may not roll over any amount required by Traditional IRA rules to be distributed to you.

Contributions must be made by the due date for filing your tax return. Except for a SEP IRA, an extension of the filing deadline for your tax return does not extend the time during which your Traditional IRA contribution may be made. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

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The amount of permissible contributions may or may not be tax deductible depending on whether you are an active participant in an employer-sponsored retirement plan and whether your modified adjusted gross income ("MAGI") is above the phase-out level. When you file your tax return, you must designate any contributions as being either deductible or nondeductible. If you make a nondeductible contribution to your Traditional IRA, you must use IRS Form 8606 (Nondeductible IRA Contributions, IRA Basis and Nontaxable IRA Distributions). IRS Form 8606 is filed with your tax return. If you did not properly report a nondeductible contribution, tax consequences and penalties may apply. See the instructions for your federal income tax return or IRS Publication 590-A for more details regarding MAGI and reporting obligations with respect to IRA contributions.

Unless it is a Rollover contribution, your contribution must be paid in cash. You may make contributions consisting of regular contributions, catch-up (age 50 and over) contributions, additional authorized contributions, Rollovers, or transfers to your Traditional IRA.

From time to time, new legislation authorizes additional contributions to IRAs under prescribed circumstances by eligible individuals. For a full listing and explanation of the tax implications of all additional authorized contributions, including repayments of Qualified Reservist Distributions, Coronavirus-Related Distributions, or Qualified Disaster Distributions, and contributions of Qualified Settlement Income, Qualified Plan Loan Offsets or Difficulty of Care Payments, see the most recent IRS Publication 590-A.

Inherited IRA

If you inherited this IRA from anyone other than your deceased spouse, you may not make any contributions to this IRA, including Rollover contributions.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), SEP IRA, SIMPLE IRA, SIMPLE 401(k), and certain governmental plans) for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your MAGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of MAGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	MAGI	MAGI

2020	$104,000 - $124,000	$65,000 - $75,000
2021	$105,000 - $125,000	$66,000 - $76,000
2022	$109,000 - $129,000	$68,000 - $78,000

In 2022, if you are not an active participant in an employer-sponsored plan, but your spouse is an active participant (and you file jointly), you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your MAGI is below $204,000 and the deductible contribution for you is phased out between $204,000 and $214,000 of MAGI. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and your spouse is an active participant, your deduction is phased out between $0 and $10,000 of MAGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year for which the excess contribution was made. Earnings distributed will be taxable in the year in which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

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Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a Beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated Beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if (a) he or she has received unemployment compensation for 12 consecutive weeks or more; (b) the distribution is made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made to pay for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made to pay the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is made to satisfy a levy issued by the IRS; (9) the distribution is a qualified reservist distribution; (10) the distribution is made to pay for certain expenses related to birth or adoption; or (11) the distribution is made in accordance with new legislation or IRS guidance authorizing distributions in special circumstances (e.g., disaster tax relief). Generally, the part of a distribution attributable to nondeductible contributions is not includible in income and is not subject to the 10% penalty.

When you reach age 72 (or 70 ½ prior to 2020) you must elect to receive Required Minimum Distributions no later than April 1 of the following year in which you reach age 72 (or 70 ½ prior to 2020) whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the Required Minimum Distribution for you. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken. There is no requirement to take a minimum distribution in or for 2020.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary. However, if you die after Required Minimum Distributions commence, distributions must generally be made under the payment option selected before death.

Your designated Beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs, or if your Beneficiary is an eligible designated Beneficiary the funds may be withdrawn over the life or life expectancy of the eligible designated Beneficiary beginning on or before December 31 of the calendar year following the year of your death. However, if the designated Beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached age 72. If you did not designate a Beneficiary that is an individual, the funds remaining generally must be distributed within five years after your death.

Your surviving spouse, if the sole Beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual, or an individual who is not more than 10 years younger than you. Once your minor child reaches the age of majority, any remainder of the child's interest in the IRA must be distributed within 10 years after the date on which the age of majority is attained.

Tax Consequences

Amounts paid to you or your Beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Under certain circumstances the IRS may waive the 60-day requirement, or you may qualify for an automatic waiver. For details, see information on Rollovers completed after the 60-day period in the most recent IRS Publication 590-A. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12-month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax free to an IRA (which is not a SIMPLE IRA) during the two-year period following the date you first participate in any SIMPLE IRA maintained by your employer.

Ameritas Advisor No-Load VA	44

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) over your lifetime or life expectancy, the lifetimes or life expectancies of you and your Beneficiary, or a period of 10 years or more;
b.	Required Minimum Distributions made during or after the year you reach your Required Beginning Date;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, SEP IRA, or SIMPLE IRA (if it has been at least two years since you first participated in the SIMPLE IRA), or governmental 457 plan. However, you may not roll over after-tax contributions from your Traditional IRA to a 401(a) plan, 401(k) plan, 403(b) plan, or governmental 457 plan. You may also be eligible to make a one-time qualified Health Savings Account (HSA) funding distribution from your Traditional IRA or Roth IRA to your HSA.

For rules applicable to Rollovers or transfers to Roth IRAs, see the paragraphs below on Roth IRA.

SEP IRA

A SEP IRA allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs. See Publication 560 for more details.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

Roth IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) MAGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $6,000 for 2022. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) MAGI. In 2022, you may contribute the maximum contribution to your Roth IRA if you are single and your MAGI is less than $129,000. Your ability to contribute to your Roth IRA is phased out at $144,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your MAGI is less than $204,000. Your ability to contribute to your Roth IRA is phased out at $214,000. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and lived with your spouse at any time during the year, you cannot make a Roth IRA contribution if your MAGI is $10,000 or more.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Ameritas Advisor No-Load VA	45

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time home buyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includible in income, if the distribution is made within the five-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed to your designated Beneficiary no later than the end of the tenth calendar year after your death occurs, or if your Beneficiary is an eligible designated Beneficiary, over the life or life expectancy of the eligible designated Beneficiary and must begin on or before December 31 of the calendar year following the year of your death.

However, if the designated Beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. If you did not designate a Beneficiary that is an individual, the entire benefit must be distributed within five years of your death.

An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that Rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. A conversion of a Traditional IRA to a Roth IRA cannot be recharacterized as having been made to a Traditional IRA. See IRS Publication 590-A and consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAs

Lump sum Distribution

If you decide to receive the entire value of your IRA in one lump sum, the full amount is taxable when received (except as to nondeductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special ten-year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of qualified retirement plans. Distributions are also not eligible for capital gains treatment.

Nontransferability

You may not transfer, assign, or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA always belongs to you, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security

Ameritas Advisor No-Load VA	46

for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includible in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Estate Tax

Generally, amounts payable to a Beneficiary on the Policy Owner’s death will be included in the estate of the Policy Owner for federal estate tax purposes.Further, transfers of IRA assets to a named Beneficiary made during your life may be subject to federal gift taxes under IRC Section 2501. However, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Charitable Distributions

If you are age 70½ or older, you may make tax-free distributions of up to $100,000 per year directly from your IRA to certain charitable organizations. Many times, charitable distributions qualify as Required Minimum Distributions. Special tax rules may apply. For further detailed information, see the most recent IRS Publication 590-B.

IRS Filing

Generally, a Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts) must be filed if an individual owes taxes on premature distributions from, or excess contributions to, his or her IRA. Therefore you must file Form 5329 with the Internal Revenue Service for each taxable year during which excise taxes are due because of a premature distribution, or failure to receive a mandatory excess distribution.

IRS Approval

Your IRA annuity has not been submitted to the Internal Revenue Service for approval as to the form of the contract.

STATUS OF OUR IRA

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Advisor No-Load VA	47

STATEMENT OF ADDITIONAL INFORMATION REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account, us, and the Policy. You may obtain a copy without charge upon request, and make other inquiries about your Policy, by calling our toll-free telephone number 800-255-9678 or accessing the following website ameritasdirect.com/prospectuses

REPORTS TO YOU

We will send you a statement at least annually showing your Policy Value. As long as your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular monthly deductions. We will confirm any other premium payments, Subaccount transfers, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Separate Account are available on the SEC's website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

About the Policy described in this prospectus, or wish to request a Statement of Additional information,

contact your sales representative, or write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7335

Email: direct@ameritas.com

Website: ameritasdirect.com/prospectuses

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at the toll-free number and we will send you the form you need.

© 2022 Ameritas Life Insurance Corp.	Registration # 811-07661
Class/Contract # C000159769
File # 333-205138
Ameritas Advisor No-Load VA	48

Statement of Additional Information: May 1, 2022
to accompany Policy Prospectuses dated: May 1, 2022

Variable Annuity Policies:
Ameritas No-Load Variable Annuity (4080)	Ameritas Advisor No-Load VA
Ameritas NLVA (6150)	Ameritas Advisor Select No Load Variable Annuity
Ameritas No-Load VA 6150
offered through
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SERVICES	2
PURCHASE OF SECURITIES BEING OFFERED
UNDERWRITER
CALCULATION OF PERFORMANCE
STANDARDIZED PERFORMANCE REPORTING

NON-STANDARDIZED PERFORMANCE REPORTING	3
YIELDS
SERVICE MARKS AND COPYRIGHTS

LICENSING AGREEMENT	4
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com/prospectuses, or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA (referred to as the “Separate Account” or the "Registrant") is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is a segregated asset account of Ameritas Life established to receive and invest your Premiums. The Separate Account was established on September 26, 1997 under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Life maintains and services the Policies described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

Ameritas Life Insurance Corp. Separate Account LLVA	SAI: 1	Statement of Additional Information

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select, and Ameritas Bluestar Retirement Services, LLC. All parties to the Agreement are wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Life made no payments for administrative services provided by affiliated companies in 2019, 2020, or 2021.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policy may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Ameritas Advisor No-Load VA Policy is offered continuously and is distributed by AIC, 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers to distribute the Policy. Other Policies listed are no longer offered for new sales.

YEAR:	2019	2020	2021
Variable annuity commissions we paid to Ameritas Investment Corp.** (for 2019), and AIC (for 2020 and 2021) that were paid to other broker-dealers and representatives (not kept by either Ameritas Investment Corp. or AIC.)	$1,088,328	$532,703	$760,839
Variable annuity commission earned and kept by Ameritas Investment Corp.** (2019), and AIC (2020 and 2021).	$0	$0	$0
Fees we paid to Ameritas Investment Corp.** (2019), and AIC (2020 and 2021) for variable annuity Principal Underwriter services.	$144,285	$78,150	$116,668

**Predecessor to Ameritas Investment Company, LLC

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial

Ameritas Life Insurance Corp. Separate Account LLVA	SAI: 2	Statement of Additional Information

investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. For any fees that may vary with the size of account, we assume an account size equal to the Subaccount's mean (or median) Account Value. As a result, the yield does not reflect the Policy fee. We also assume the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

Ameritas Life Insurance Corp. Separate Account LLVA	SAI: 3	Statement of Additional Information

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2021 and 2020, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2021 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2021, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Life Insurance Corp. Separate Account LLVA	SAI: 4	Statement of Additional Information

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 11, 2022

We have served as the Account’s auditor since 1997.

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AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
342,756.185 shares at $2.78 per share (cost $763,004)	$952,862
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
24,488.652 shares at $37.47 per share (cost $749,419)	917,590
DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
15,881.956 shares at $18.63 per share (cost $275,682)	295,881
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
124,396.344 shares at $15.47 per share (cost $1,700,262)	1,924,411
DWS International Growth VIP Portfolio, Class A (Thematic) -
60,307.396 shares at $18.80 per share (cost $955,237)	1,133,779
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
15,806.460 shares at $49.11 per share (cost $577,664)	776,255
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
147,025.609 shares at $29.28 per share (cost $3,023,793)	4,304,910
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
2,119,586.555 shares at $13.35 per share (cost $27,836,524)	28,296,481
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Income IC) -
120,011.864 shares at $26.15 per share (cost $2,690,619)	3,138,310
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
57,518.106 shares at $102.43 per share (cost $4,600,499)	5,891,580
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
439,925.391 shares at $5.25 per share (cost $2,369,707)	2,309,608
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
6,541.121 shares at $5.21 per share (cost $36,189)	34,079
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
449,055.032 shares at $54.35 per share (cost $15,419,371)	24,406,141
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
24,795.613 shares at $54.00 per share (cost $801,252)	1,338,963
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
213,244.500 shares at $41.17 per share (cost $7,203,062)	8,779,276
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
10,985.189 shares at $40.63 per share (cost $363,183)	446,328
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,155,612.630 shares at $11.74 per share (cost $13,347,136)	13,566,892

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
20,173,425.980 shares at $1.00 per share (cost $20,173,426)	$20,173,426
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
3,451.838 shares at $29.82 per share (cost $85,188)	102,934
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
5,669.777 shares at $33.86 per share (cost $159,731)	191,979
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
3,649.420 shares at $38.08 per share (cost $94,274)	138,970
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
32,730.629 shares at $41.41 per share (cost $1,192,952)	1,355,375
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
5,243.316 shares at $88.63 per share (cost $464,009)	464,715
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,346.710 shares at $56.31 per share (cost $37,233)	75,833
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
9,351.522 shares at $40.34 per share (cost $253,346)	377,240
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
2,856.699 shares at $10.48 per share (cost $30,822)	29,938
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
33,706.502 shares at $37.03 per share (cost $932,157)	1,248,152
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
28,966.052 shares at $20.33 per share (cost $517,799)	588,880
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
6,567.770 shares at $196.70 per share (cost $1,131,559)	1,291,880
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
43,636.819 shares at $72.88 per share (cost $2,195,004)	3,180,251
Rydex Precious Metals Fund Portfolio (Precious Metals) -
86,777.621 shares at $41.25 per share (cost $3,620,430)	3,579,577
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
4,540.665 shares at $31.10 per share (cost $190,105)	141,215
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
46,332.901 shares at $38.33 per share (cost $1,603,488)	1,775,940
Rydex Inverse NASDAQ-100(R) Strategy Fund Portfolio (Inverse NASDAQ) -
2,008.850 shares at $18.86 per share (cost $42,659)	37,887

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
1,754.705 shares at $67.72 per share (cost $121,594)	$118,829
Rydex Russell(R) 2000 1.5x Strategy Fund Portfolio (Russell) -
10,077.723 shares at $87.52 per share (cost $726,759)	882,002
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
39,168.322 shares at $17.71 per share (cost $566,883)	693,671
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
100,061.910 shares at $18.51 per share (cost $1,678,184)	1,852,146
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
1,439,914.346 shares at $65.47 per share (cost $61,187,377)	94,271,192
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
8,144,168.259 shares at $12.22 per share (cost $98,469,659)	99,521,736
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
1,845,148.189 shares at $16.56 per share (cost $22,932,761)	30,555,654
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
1,484,725.693 shares at $29.48 per share (cost $31,258,802)	43,769,713
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
930,557.712 shares at $56.94 per share (cost $35,146,953)	52,985,956
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
259,521.844 shares at $28.60 per share (cost $6,793,150)	7,422,325
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
113,090.725 shares at $33.89 per share (cost $3,371,728)	3,832,645
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
2,646,854.792 shares at $10.78 per share (cost $28,544,342)	28,533,095
Vanguard(R) Equity Income Portfolio (Equity Income) -
827,520.604 shares at $27.81 per share (cost $17,712,000)	23,013,348
Vanguard(R) Growth Portfolio (Growth) -
749,477.863 shares at $38.27 per share (cost $19,583,375)	28,682,518
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
1,891,846.642 shares at $8.06 per share (cost $14,739,618)	15,248,284
Vanguard(R) Balanced Portfolio (Balanced) -
998,998.397 shares at $28.41 per share (cost $22,934,993)	28,381,544
Vanguard(R) International Portfolio (International) -
1,238,780.110 shares at $39.70 per share (cost $33,631,024)	49,179,570
Vanguard(R) Diversified Value Portfolio (Diversified) -
1,097,039.076 shares at $17.45 per share (cost $14,873,654)	19,143,332

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
769,484.097 shares at $26.50 per share (cost $15,384,729)	$20,391,329
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
367,651.170 shares at $24.23 per share (cost $8,263,984)	8,908,188
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
125,569.723 shares at $21.30 per share (cost $2,703,211)	2,674,635
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery Fund Portfolio, Class 2 (Discovery) -
22,145.765 shares at $42.74 per share (cost $653,293)	946,510
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
7,584.571 shares at $35.14 per share (cost $172,704)	266,522
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
21,583.608 shares at $70.29 per share (cost $1,072,911)	1,517,112
ProFund VP Europe 30 Portfolio (Europe) -
3,445.261 shares at $25.62 per share (cost $73,703)	88,268
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
659.283 shares at $50.46 per share (cost $27,370)	33,267
ProFund VP Nasdaq-100 Portfolio (NASDAQ-100) -
284.09 shares at $73.87 per share (cost $20,966)	20,986
ProFund VP Small-Cap Portfolio (Small-Cap) -
132.792 shares at $43.20 per share (cost $5,628)	5,737
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
251.707 shares at $54.49 per share (cost $11,795)	13,716
ProFund VP Dow 30 Portfolio (Classic Dow) -
225.997 shares at $23.90 per share (cost $6,462)	5,401
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
220.538 shares at $14.55 per share (cost $4,640)	3,209
ProFund VP Short Nasdaq-100 Portfolio (Short NASDAQ) -
154.651 shares at $13.49 per share (cost $2,850)	2,086
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
228.225 shares at $22.35 per share (cost $5,377)	5,101
ProFund VP Short Dow 30 Portfolio (Short Dow) -
36.778 shares at $22.17 per share (cost $2,764)	815
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
312.893 shares at $73.95 per share (cost $21,507)	23,138

The accompanying notes are an integral part of these financial statements

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraNasdaq-100 Portfolio (UltraOTC) -
19,071.447 shares at $99.32 per share (cost $1,079,349)	$1,894,176
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
800.631 shares at $26.25 per share (cost $22,283)	21,017
ProFund VP UltraBull Portfolio (UltraBull) -
3,092.851 shares at $46.43 per share (cost $112,435)	143,601
Non-Equity ProFunds VP (ProFunds):
ProFund VP U.S. Government Plus Portfolio (U.S. Gov. Plus) -
76.491 shares at $22.76 per share (cost $2,076)	1,741
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
1,612.350 shares at $27.76 per share (cost $47,771)	44,759
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
3,098.761 shares at $28.04 per share (cost $82,262)	86,889
ProFund VP Precious Metals Portfolio (Precious Metals) -
3,570.391 shares at $28.13 per share (cost $107,513)	100,435
ProFund VP Real Estate Portfolio (Real Estate) -
1,515.919 shares at $79.69 per share (cost $99,206)	120,804
Access VP High Yield Fund (ProFunds):
ProFund Access VP High Yield Portfolio (High Yield) -
550.847 shares at $26.51 per share (cost $14,913)	14,603
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
348,913.290 shares at $1.00 per share (cost $348,913)	348,913
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio,
Administrative Class (Commodity) -
358,406.187 shares at $7.74 per share (cost $3,108,641)	2,774,064
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,307,971.025 shares at $10.76 per share (cost $14,501,384)	14,073,768
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,150.078 shares at $10.23 per share (cost $11,777)	11,765
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
134,199.982 shares at $25.02 per share (cost $2,673,528)	3,357,684
American Century VP International Fund Portfolio, Class I (International) -
87,749.481 shares at $14.86 per share (cost $898,118)	1,303,957

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP Inflation Protection Fund Portfolio, Class I (Inflation) -
140,222.139 shares at $11.45 per share (cost $1,555,259)	$1,605,543
American Funds Insurance Series(R) (American Funds):
American Funds IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
8,189.810 shares at $67.35 per share (cost $436,703)	551,584
American Funds IS Growth Fund Portfolio, Class 1 (IS Growth) -
8,993.938 shares at $127.58 per share (cost $1,066,078)	1,147,447
American Funds IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
32,413.841 shares at $18.09 per share (cost $445,503)	586,366
American Funds IS International Fund Portfolio, Class 1 (IS International) -
10,583.574 shares at $22.70 per share (cost $228,042)	240,247
American Funds IS New World Fund Portfolio, Class 1 (IS New World) -
31,494.585 shares at $31.83 per share (cost $1,017,212)	1,002,473
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
414,742.048 shares at $13.13 per share (cost $6,866,406)	5,445,563
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities IC) -
58,334.418 shares at $38.31 per share (cost $1,864,096)	2,234,792
MFS(R) Mid Cap Growth Series, Initial Class (Mid Cap) -
70,684.061 shares at $11.72 per share (cost $836,430)	828,417
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
212,636.715 shares at $19.13 per share (cost $3,370,899)	4,067,740
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P 500 Index Portfolio (S&P 500) -
26,792.584 shares at $200.13 per share (cost $3,884,059)	5,362,000
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
10,502.621 shares at $102.12 per share (cost $918,123)	1,072,528
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
5,155.723 shares at $144.47 per share (cost $542,024)	744,847
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
312,680.457 shares at $23.93 per share (cost $5,410,739)	7,482,443
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
282,186.430 shares at $22.49 per share (cost $4,589,475)	6,346,373
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
586,443.291 shares at $20.80 per share (cost $9,577,485)	12,198,020
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
68,748.422 shares at $99.34 per share (cost $5,850,306)	6,829,468

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
319,181.981 shares at $53.12 per share (cost $11,018,825)	$16,954,947
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
715,516.843 shares at $18.11 per share (cost $11,227,699)	12,958,010
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
2,463,361.322 shares at $10.44 per share (cost $26,250,512)	25,717,492
VA International Small Portfolio (Small) -
968,639.530 shares at $13.66 per share (cost $12,132,940)	13,231,616
VA International Value Portfolio (Value) -
1,863,744.485 shares at $13.35 per share (cost $21,665,034)	24,880,989
VA Short-Term Fixed Portfolio (Fixed) -
1,544,209.603 shares at $10.18 per share (cost $15,804,797)	15,720,054
VA U.S. Large Value Portfolio (Large) -
762,851.915 shares at $33.12 per share (cost $19,392,318)	25,265,655
VA U.S. Targeted Value Portfolio (Targeted) -
793,394.797 shares at $23.57 per share (cost $14,874,833)	18,700,315
VA Global Moderate Allocation Portfolio (Global) -
870,233.968 shares at $15.78 per share (cost $11,593,252)	13,732,292
VA Equity Allocation Portfolio (Equity) -
170,033.885 shares at $14.94 per share (cost $2,348,673)	2,540,306

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$948,006,821

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,255
Mortality and expense risk charge	(5,461)
Net investment income(loss)	4,794

Realized gain(loss) on investments:
Net realized gain distributions	26,466
Net realized gain(loss) on sale of fund shares	87,589
Net realized gain(loss)	114,055

Change in unrealized appreciation/depreciation	10,495

Net increase(decrease) in net assets resulting
from operations	$129,344

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,794	$8,280
Net realized gain(loss)	114,055	39,669
Net change in unrealized appreciation/depreciation	10,495	94,224
Net increase(decrease) in net assets resulting
from operations	129,344	142,173

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	166,569	28,025
Subaccounts transfers (including fixed account), net	(72,010)	86,491
Transfers for policyowner benefits and terminations	(211,705)	(59,410)
Policyowner maintenance charges	(145)	(190)
Net increase(decrease) from policyowner transactions	(117,291)	54,916

Total increase(decrease) in net assets	12,053	197,089
Net assets at beginning of period	940,809	743,720
Net assets at end of period	$952,862	$940,809

The accompanying notes are an integral part of these financial statements.

FS-10

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2021		2021		2021

$1,748		$2,481		$24,826
(5,252)		(1,599)		(10,429)
(3,504)		882		14,397

37,693		17,248		-
2,900		2,530		143,243
40,593		19,778		143,243

78,716		3,738		273,305

$115,805		$24,398		$430,945

Mid Cap		Small Cap		Small Mid Value

2021	2020	2021	2020	2021	2020

$(3,504)	$(1,715)	$882	$691	$14,397	$8,427
40,593	59,255	19,778	10,862	143,243	52,362
78,716	18,587	3,738	11,575	273,305	(20,058)

115,805	76,127	24,398	23,128	430,945	40,731

-	-	-	-	410,724	56,831
(7,255)	(10,198)	105,830	(31,972)	(145,047)	69,303
(5,889)	(174,302)	(4,302)	(3,797)	(67,806)	(34,264)
(69)	(87)	(106)	(82)	(191)	(98)
(13,213)	(184,587)	101,422	(35,851)	197,680	91,772

102,592	(108,460)	125,820	(12,723)	628,625	132,503
814,998	923,458	170,061	182,784	1,295,786	1,163,283
$917,590	$814,998	$295,881	$170,061	$1,924,411	$1,295,786

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,111
Mortality and expense risk charge	(4,339)
Net investment income(loss)	(1,228)

Realized gain(loss) on investments:
Net realized gain distributions	10,376
Net realized gain(loss) on sale of fund shares	4,015
Net realized gain(loss)	14,391

Change in unrealized appreciation/depreciation	59,045

Net increase(decrease) in net assets resulting
from operations	$72,208

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,228)	$3,340
Net realized gain(loss)	14,391	12,078
Net change in unrealized appreciation/depreciation	59,045	64,338
Net increase(decrease) in net assets resulting
from operations	72,208	79,756

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	453,179	11,039
Subaccounts transfers (including fixed account), net	208,171	(22,388)
Transfers for policyowner benefits and terminations	(8,300)	(8,974)
Policyowner maintenance charges	(18)	(21)
Net increase(decrease) from policyowner transactions	653,032	(20,344)

Total increase(decrease) in net assets	725,240	59,412
Net assets at beginning of period	408,539	349,127
Net assets at end of period	$1,133,779	$408,539

The accompanying notes are an integral part of these financial statements.

FS-12

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2021		2021		2021

$1,469		$21,416		$572,353
(3,972)		(23,216)		(159,097)
(2,503)		(1,800)		413,256

36,804		310,690		752,957
37,239		171,732		121,973
74,043		482,422		874,930

72,444		237,538		(1,600,176)

$143,984		$718,160		$(311,990)

Growth		Overseas IC		Inv. Grade Bond IC

2021	2020	2021	2020	2021	2020

$(2,503)	$(368)	$(1,800)	$(4,210)	$413,256	$430,147
74,043	35,514	482,422	70,068	874,930	171,593
72,444	91,610	237,538	421,024	(1,600,176)	1,526,386

143,984	126,756	718,160	486,882	(311,990)	2,128,126

27,894	27,771	540	48,693	823,918	336,914
36,337	139,558	(332,659)	(209,080)	2,776,505	1,142,085
(81,740)	(7,115)	(140,753)	(143,110)	(1,719,101)	(1,934,321)
(81)	(102)	(380)	(459)	(112,965)	(104,142)
(17,590)	160,112	(473,252)	(303,956)	1,768,357	(559,464)

126,394	286,868	244,908	182,926	1,456,367	1,568,662
649,861	362,993	4,060,002	3,877,076	26,840,114	25,271,452
$776,255	$649,861	$4,304,910	$4,060,002	$28,296,481	$26,840,114

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$57,510
Mortality and expense risk charge	(17,260)
Net investment income(loss)	40,250

Realized gain(loss) on investments:
Net realized gain distributions	330,397
Net realized gain(loss) on sale of fund shares	52,121
Net realized gain(loss)	382,518

Change in unrealized appreciation/depreciation	199,596

Net increase(decrease) in net assets resulting
from operations	$622,364

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$40,250	$28,558
Net realized gain(loss)	382,518	112,683
Net change in unrealized appreciation/depreciation	199,596	(20,596)
Net increase(decrease) in net assets resulting
from operations	622,364	120,645

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15,960	81,365
Subaccounts transfers (including fixed account), net	97,151	(226,796)
Transfers for policyowner benefits and terminations	(204,469)	(251,356)
Policyowner maintenance charges	(283)	(408)
Net increase(decrease) from policyowner transactions	(91,641)	(397,195)

Total increase(decrease) in net assets	530,723	(276,550)
Net assets at beginning of period	2,607,587	2,884,137
Net assets at end of period	$3,138,310	$2,607,587

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
Growth		High Income		High Income
IC		IC		SC

2021		2021		2021

$-		$122,458		$1,783
(33,938)		(12,054)		(205)
(33,938)		110,404		1,578

1,211,862		-		-
651,127		(196)		(86)
1,862,989		(196)		(86)

(697,165)		(22,994)		(192)

$1,131,886		$87,214		$1,300

Growth IC		High Income IC		High Income SC

2021	2020	2021	2020	2021	2020

$(33,938)	$(22,310)	$110,404	$91,205	$1,578	$1,507
1,862,989	730,394	(196)	(40,345)	(86)	(1,191)
(697,165)	852,019	(22,994)	(21,442)	(192)	(253)

1,131,886	1,560,103	87,214	29,418	1,300	63

113,446	105,393	195,871	38,431	-	-
(16,023)	(270,394)	18,736	(100,500)	-	(11,380)
(495,575)	(401,864)	(148,311)	(110,259)	(1,888)	(1,770)
(765)	(803)	(122)	(156)	(4)	(7)
(398,917)	(567,668)	66,174	(172,484)	(1,892)	(13,157)

732,969	992,435	153,388	(143,066)	(592)	(13,094)
5,158,611	4,166,176	2,156,220	2,299,286	34,671	47,765
$5,891,580	$5,158,611	$2,309,608	$2,156,220	$34,079	$34,671

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,085
Mortality and expense risk charge	(129,034)
Net investment income(loss)	(114,949)

Realized gain(loss) on investments:
Net realized gain distributions	2,816,367
Net realized gain(loss) on sale of fund shares	1,229,926
Net realized gain(loss)	4,046,293

Change in unrealized appreciation/depreciation	1,441,343

Net increase(decrease) in net assets resulting
from operations	$5,372,687

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(114,949)	$(60,435)
Net realized gain(loss)	4,046,293	864,856
Net change in unrealized appreciation/depreciation	1,441,343	4,067,451
Net increase(decrease) in net assets resulting
from operations	5,372,687	4,871,872

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	679,119	443,540
Subaccounts transfers (including fixed account), net	(1,764,359)	(378,392)
Transfers for policyowner benefits and terminations	(891,578)	(1,421,822)
Policyowner maintenance charges	(1,748)	(2,415)
Net increase(decrease) from policyowner transactions	(1,978,566)	(1,359,089)

Total increase(decrease) in net assets	3,394,121	3,512,783
Net assets at beginning of period	21,012,020	17,499,237
Net assets at end of period	$24,406,141	$21,012,020

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2021		2021		2021

$652		$50,715		$2,159
(8,070)		(48,209)		(2,642)
(7,418)		2,506		(483)

159,941		1,314,166		67,694
95,692		250,382		15,728
255,633		1,564,548		83,422

62,595		207,989		12,738

$310,810		$1,775,043		$95,677

Contrafund SC		Mid Cap IC		Mid Cap SC

2021	2020	2021	2020	2021	2020

$(7,418)	$(4,844)	$2,506	$4,312	$(483)	$(132)
255,633	13,138	1,564,548	(43,259)	83,422	(1,333)
62,595	277,192	207,989	1,106,823	12,738	58,929

310,810	285,486	1,775,043	1,067,876	95,677	57,464

1,000	-	494,683	13,826	-	-
(205,625)	56,489	(504,834)	(3,195)	(39,363)	-
(19,835)	(18,497)	(292,376)	(343,555)	(13,116)	(24,029)
(204)	(216)	(755)	(849)	(88)	(97)
(224,664)	37,776	(303,282)	(333,773)	(52,567)	(24,126)

86,146	323,262	1,471,761	734,103	43,110	33,338
1,252,817	929,555	7,307,515	6,573,412	403,218	369,880
$1,338,963	$1,252,817	$8,779,276	$7,307,515	$446,328	$403,218

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$354,581
Mortality and expense risk charge	(72,007)
Net investment income(loss)	282,574

Realized gain(loss) on investments:
Net realized gain distributions	209,410
Net realized gain(loss) on sale of fund shares	22,156
Net realized gain(loss)	231,566

Change in unrealized appreciation/depreciation	(109,120)

Net increase(decrease) in net assets resulting
from operations	$405,020

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$282,574	$311,305
Net realized gain(loss)	231,566	107,670
Net change in unrealized appreciation/depreciation	(109,120)	322,932
Net increase(decrease) in net assets resulting
from operations	405,020	741,907

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	596,000	32,517
Subaccounts transfers (including fixed account), net	1,511,768	(278,634)
Transfers for policyowner benefits and terminations	(730,281)	(888,394)
Policyowner maintenance charges	(51,487)	(47,684)
Net increase(decrease) from policyowner transactions	1,326,000	(1,182,195)

Total increase(decrease) in net assets	1,731,020	(440,288)
Net assets at beginning of period	11,835,872	12,276,160
Net assets at end of period	$13,566,892	$11,835,872

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity		AIM

Money Market		Dividend		Health

2021		2021		2021

$1,941		$2,153		$376
(107,175)		(592)		(1,079)
(105,234)		1,561		(703)

-		390		19,578
-		640		614
-		1,030		20,192

-		13,621		566

$(105,234)		$16,212		$20,055

Money Market		Dividend		Health

2021	2020	2021	2020	2021	2020

$(105,234)	$(118,247)	$1,561	$2,104	$(703)	$(447)
-	-	1,030	2,547	20,192	4,759
-	-	13,621	(7,619)	566	17,169

(105,234)	(118,247)	16,212	(2,968)	20,055	21,481

5,039,517	11,398,683	-	60	-	-
10,979,195	3,905,798	(549)	(11,967)	(619)	(1,908)
(17,153,889)	(11,961,625)	(4,193)	(16,758)	(1,399)	(1,357)
(1,813)	(3,045)	(20)	(27)	(56)	(64)
(1,136,990)	3,339,811	(4,762)	(28,692)	(2,074)	(3,329)

(1,242,224)	3,221,564	11,450	(31,660)	17,981	18,152
21,415,650	18,194,086	91,484	123,144	173,998	155,846
$20,173,426	$21,415,650	$102,934	$91,484	$191,979	$173,998

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(884)
Net investment income(loss)	(884)

Realized gain(loss) on investments:
Net realized gain distributions	12,695
Net realized gain(loss) on sale of fund shares	18,902
Net realized gain(loss)	31,597

Change in unrealized appreciation/depreciation	(11,184)

Net increase(decrease) in net assets resulting
from operations	$19,529

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(884)	$(1,295)
Net realized gain(loss)	31,597	60,361
Net change in unrealized appreciation/depreciation	(11,184)	16,270
Net increase(decrease) in net assets resulting
from operations	19,529	75,336

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(50,122)	(101,386)
Transfers for policyowner benefits and terminations	(620)	-
Policyowner maintenance charges	(39)	(60)
Net increase(decrease) from policyowner transactions	(50,781)	(101,446)

Total increase(decrease) in net assets	(31,252)	(26,110)
Net assets at beginning of period	170,222	196,332
Net assets at end of period	$138,970	$170,222

The accompanying notes are an integral part of these financial statements.

FS-20

AIM				Janus

Intl. Growth		Franchise		Growth

2021		2021		2021

$17,256		$-		$69
(7,648)		(1,040)		(417)
9,608		(1,040)		(348)

91,134		13,279		3,476
58,110		31,258		219
149,244		44,537		3,695

(87,433)		(26,978)		9,091

$71,419		$16,519		$12,438

Intl. Growth		Franchise		Growth

2021	2020	2021	2020	2021	2020

$9,608	$19,360	$(1,040)	$(480)	$(348)	$(98)
149,244	52,685	44,537	13,583	3,695	4,358
(87,433)	77,460	(26,978)	28,881	9,091	11,173

71,419	149,505	16,519	41,984	12,438	15,433

21,004	31,916	-	1,266	-	-
(2,967)	(72,331)	295,136	32,486	-	-
(128,352)	(154,765)	(3,199)	(5,436)	-	-
(196)	(249)	(6)	(8)	(34)	(31)
(110,511)	(195,429)	291,931	28,308	(34)	(31)

(39,092)	(45,924)	308,450	70,292	12,404	15,402
1,394,467	1,440,391	156,265	85,973	63,429	48,027
$1,355,375	$1,394,467	$464,715	$156,265	$75,833	$63,429

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,205)
Net investment income(loss)	(2,205)

Realized gain(loss) on investments:
Net realized gain distributions	39,450
Net realized gain(loss) on sale of fund shares	4,074
Net realized gain(loss)	43,524

Change in unrealized appreciation/depreciation	250

Net increase(decrease) in net assets resulting
from operations	$41,569

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,205)	$(1,650)
Net realized gain(loss)	43,524	24,635
Net change in unrealized appreciation/depreciation	250	75,218
Net increase(decrease) in net assets resulting
from operations	41,569	98,203

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(8,368)	(9,191)
Transfers for policyowner benefits and terminations	(23)	(22,792)
Policyowner maintenance charges	(196)	(241)
Net increase(decrease) from policyowner transactions	(8,587)	(32,224)

Total increase(decrease) in net assets	32,982	65,979
Net assets at beginning of period	344,258	278,279
Net assets at end of period	$377,240	$344,258

The accompanying notes are an integral part of these financial statements.

FS-22

Neuberger Berman

Bond		Equity		Regency

2021		2021		2021

$800		$4,429		$2,906
(192)		(6,230)		(2,226)
608		(1,801)		680

-		22,648		-
(34)		28,790		6,903
(34)		51,438		6,903

(508)		176,215		84,258

$66		$225,852		$91,841

Bond		Equity		Regency

2021	2020	2021	2020	2021	2020

$608	$589	$(1,801)	$(76)	$680	$1,253
(34)	(288)	51,438	34,307	6,903	(36,986)
(508)	546	176,215	107,102	84,258	5,210

66	847	225,852	141,333	91,841	(30,523)

-	-	96,190	3,993	444	61,852
-	-	122,505	(159,708)	263,876	(23,897)
(4,479)	(8,375)	(129,950)	(101,025)	(31,160)	(76,852)
(9)	(10)	(226)	(331)	(45)	(44)
(4,488)	(8,385)	88,519	(257,071)	233,115	(38,941)

(4,422)	(7,538)	314,371	(115,738)	324,956	(69,464)
34,360	41,898	933,781	1,049,519	263,924	333,388
$29,938	$34,360	$1,248,152	$933,781	$588,880	$263,924

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,876
Mortality and expense risk charge	(6,205)
Net investment income(loss)	(2,329)

Realized gain(loss) on investments:
Net realized gain distributions	46,424
Net realized gain(loss) on sale of fund shares	230,907
Net realized gain(loss)	277,331

Change in unrealized appreciation/depreciation	40,086

Net increase(decrease) in net assets resulting
from operations	$315,088

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,329)	$2,210
Net realized gain(loss)	277,331	90,720
Net change in unrealized appreciation/depreciation	40,086	47,803
Net increase(decrease) in net assets resulting
from operations	315,088	140,733

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	915	6,455
Subaccounts transfers (including fixed account), net	53,019	155,627
Transfers for policyowner benefits and terminations	(56,831)	(9,092)
Policyowner maintenance charges	(329)	(219)
Net increase(decrease) from policyowner transactions	(3,226)	152,771

Total increase(decrease) in net assets	311,862	293,504
Net assets at beginning of period	980,018	686,514
Net assets at end of period	$1,291,880	$980,018

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2021		2021		2021

$-		$106,007		$-
(16,871)		(16,318)		(1,020)
(16,871)		89,689		(1,020)

239,372		-		-
216,628		(917)		(102,783)
456,000		(917)		(102,783)

239,352		(359,986)		53,135

$678,481		$(271,214)		$(50,668)

NASDAQ		Precious Metals		Inv. S&P 500

2021	2020	2021	2020	2021	2020

$(16,871)	$(6,258)	$89,689	$122,342	$(1,020)	$154
456,000	550,629	(917)	1,172,050	(102,783)	(130,248)
239,352	415,696	(359,986)	(258,379)	53,135	(33,115)

678,481	960,067	(271,214)	1,036,013	(50,668)	(163,209)

84,025	223,326	75,869	154,357	40	2,373
(26,446)	395,750	987,042	(1,660,291)	31,174	76,324
(570,594)	(559,268)	(348,044)	(292,393)	(70,076)	(17,983)
(560)	(673)	(818)	(841)	(160)	(198)
(513,575)	59,135	714,049	(1,799,168)	(39,022)	60,516

164,906	1,019,202	442,835	(763,155)	(89,690)	(102,693)
3,015,345	1,996,143	3,136,742	3,899,897	230,905	333,598
$3,180,251	$3,015,345	$3,579,577	$3,136,742	$141,215	$230,905

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,513
Mortality and expense risk charge	(10,491)
Net investment income(loss)	(3,978)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,863
Net realized gain(loss)	11,863

Change in unrealized appreciation/depreciation	(181,825)

Net increase(decrease) in net assets resulting
from operations	$(173,940)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,978)	$(10,212)
Net realized gain(loss)	11,863	80,281
Net change in unrealized appreciation/depreciation	(181,825)	201,970
Net increase(decrease) in net assets resulting
from operations	(173,940)	272,039

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,682	4,231
Subaccounts transfers (including fixed account), net	(22,488)	249,043
Transfers for policyowner benefits and terminations	(109,329)	(62,026)
Policyowner maintenance charges	(130)	(163)
Net increase(decrease) from policyowner transactions	(78,265)	191,085

Total increase(decrease) in net assets	(252,205)	463,124
Net assets at beginning of period	2,028,145	1,565,021
Net assets at end of period	$1,775,940	$2,028,145

The accompanying notes are an integral part of these financial statements.

FS-26

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2021		2021		2021

$-		$-		$575
(413)		(701)		(5,582)
(413)		(701)		(5,007)

-		-		168,782
(24,311)		(2,181)		67,316
(24,311)		(2,181)		236,098

2,107		(1,896)		(76,573)

$(22,617)		$(4,778)		$154,518

Inverse NASDAQ		Inv. Long Bond		Russell

2021	2020	2021	2020	2021	2020

$(413)	$131	$(701)	$(138)	$(5,007)	$(4,132)
(24,311)	(36,553)	(2,181)	(6,768)	236,098	132,344
2,107	11,054	(1,896)	310	(76,573)	7,322

(22,617)	(25,368)	(4,778)	(6,596)	154,518	135,534

1,101	4,823	700	790	2,387	22,517
10,066	(18,507)	73,241	41,523	(24,298)	(666,778)
(3,244)	(1,481)	(8,876)	(1,629)	(109,354)	(59,260)
(133)	(127)	(11)	(11)	(158)	(172)
7,790	(15,292)	65,054	40,673	(131,423)	(703,693)

(14,827)	(40,660)	60,276	34,077	23,095	(568,159)
52,714	93,374	58,553	24,476	858,907	1,427,066
$37,887	$52,714	$118,829	$58,553	$882,002	$858,907

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Sector
	Rotation

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,377
Mortality and expense risk charge	(3,493)
Net investment income(loss)	884

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	13,583
Net realized gain(loss)	13,583

Change in unrealized appreciation/depreciation	124,354

Net increase(decrease) in net assets resulting
from operations	$138,821

	Sector Rotation

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$884	$(758)
Net realized gain(loss)	13,583	(100,400)
Net change in unrealized appreciation/depreciation	124,354	73,750
Net increase(decrease) in net assets resulting
from operations	138,821	(27,408)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	906	65,663
Subaccounts transfers (including fixed account), net	(51,222)	(676,904)
Transfers for policyowner benefits and terminations	(13,715)	(34,918)
Policyowner maintenance charges	(61)	(59)
Net increase(decrease) from policyowner transactions	(64,092)	(646,218)

Total increase(decrease) in net assets	74,729	(673,626)
Net assets at beginning of period	618,942	1,292,568
Net assets at end of period	$693,671	$618,942

The accompanying notes are an integral part of these financial statements.

FS-28

Third Avenue		Vanguard

Value		Equity Index		Total Bond

2021		2021		2021

$13,504		$1,079,267		$1,858,465
(11,162)		(445,740)		(465,332)
2,342		633,527		1,393,133

-		3,224,483		745,247
17,751		3,655,067		129,334
17,751		6,879,550		874,581

313,653		13,553,342		(4,238,448)

$333,746		$21,066,419		$(1,970,734)

Value		Equity Index		Total Bond

2021	2020	2021	2020	2021	2020

$2,342	$27,877	$633,527	$434,656	$1,393,133	$1,400,548
17,751	(24,640)	6,879,550	5,527,735	874,581	1,760,694
313,653	(63,318)	13,553,342	3,186,733	(4,238,448)	2,047,660

333,746	(60,081)	21,066,419	9,149,124	(1,970,734)	5,208,902

6,280	6,458	5,334,887	2,721,599	9,551,891	5,371,215
(15,425)	(47,838)	(5,816,817)	4,157,828	7,252,426	(4,461,361)
(43,493)	(32,676)	(4,376,965)	(3,449,091)	(3,446,540)	(8,106,973)
(349)	(402)	(144,894)	(133,426)	(120,615)	(111,732)
(52,987)	(74,458)	(5,003,789)	3,296,910	13,237,162	(7,308,851)

280,759	(134,539)	16,062,630	12,446,034	11,266,428	(2,099,949)
1,571,387	1,705,926	78,208,562	65,762,528	88,255,308	90,355,257
$1,852,146	$1,571,387	$94,271,192	$78,208,562	$99,521,736	$88,255,308

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$546,089
Mortality and expense risk charge	(149,484)
Net investment income(loss)	396,605

Realized gain(loss) on investments:
Net realized gain distributions	722,584
Net realized gain(loss) on sale of fund shares	449,032
Net realized gain(loss)	1,171,616

Change in unrealized appreciation/depreciation	7,368,525

Net increase(decrease) in net assets resulting
from operations	$8,936,746

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$396,605	$474,804
Net realized gain(loss)	1,171,616	298,076
Net change in unrealized appreciation/depreciation	7,368,525	(2,115,287)
Net increase(decrease) in net assets resulting
from operations	8,936,746	(1,342,407)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,414,629	752,310
Subaccounts transfers (including fixed account), net	(2,046,117)	(203,724)
Transfers for policyowner benefits and terminations	(1,089,542)	(2,295,108)
Policyowner maintenance charges	(57,428)	(52,366)
Net increase(decrease) from policyowner transactions	(1,778,458)	(1,798,888)

Total increase(decrease) in net assets	7,158,288	(3,141,295)
Net assets at beginning of period	23,397,366	26,538,661
Net assets at end of period	$30,555,654	$23,397,366

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		Stock Market
Mid-Cap		Index		Conservative

2021		2021		2021

$424,901		$544,383		$114,960
(218,298)		(250,490)		(34,066)
206,603		293,893		80,894

2,535,781		2,336,018		256,485
1,400,076		1,607,488		136,355
3,935,857		3,943,506		392,840

4,061,684		6,075,321		(93,475)

$8,204,144		$10,312,720		$380,259

Mid-Cap		Stock Market Index		Conservative

2021	2020	2021	2020	2021	2020

$206,603	$310,858	$293,893	$315,477	$80,894	$96,375
3,935,857	2,994,475	3,943,506	1,698,772	392,840	140,275
4,061,684	2,136,725	6,075,321	4,615,078	(93,475)	457,986

8,204,144	5,442,058	10,312,720	6,629,327	380,259	694,636

3,074,954	1,621,814	4,775,530	4,862,599	1,180,396	1,180,805
969,026	(1,398,019)	(978,152)	192,046	(1,138,290)	855,869
(3,015,510)	(5,479,007)	(1,722,368)	(1,782,058)	(481,173)	(222,612)
(39,910)	(37,353)	(1,407)	(1,746)	(415)	(387)
988,560	(5,292,565)	2,073,603	3,270,841	(439,482)	1,813,675

9,192,704	149,493	12,386,323	9,900,168	(59,223)	2,508,311
34,577,009	34,427,516	40,599,633	30,699,465	7,481,548	4,973,237
$43,769,713	$34,577,009	$52,985,956	$40,599,633	$7,422,325	$7,481,548

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Moderate

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$45,923
Mortality and expense risk charge	(17,224)
Net investment income(loss)	28,699

Realized gain(loss) on investments:
Net realized gain distributions	111,270
Net realized gain(loss) on sale of fund shares	136,917
Net realized gain(loss)	248,187

Change in unrealized appreciation/depreciation	45,561

Net increase(decrease) in net assets resulting
from operations	$322,447

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$28,699	$23,388
Net realized gain(loss)	248,187	87,241
Net change in unrealized appreciation/depreciation	45,561	292,584
Net increase(decrease) in net assets resulting
from operations	322,447	403,213

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,270,940	1,175,973
Subaccounts transfers (including fixed account), net	(372,019)	91,459
Transfers for policyowner benefits and terminations	(396,743)	(72,379)
Policyowner maintenance charges	(360)	(223)
Net increase(decrease) from policyowner transactions	501,818	1,194,830

Total increase(decrease) in net assets	824,265	1,598,043
Net assets at beginning of period	3,008,380	1,410,337
Net assets at end of period	$3,832,645	$3,008,380

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard
		Equity
Short-Term		Income		Growth

2021		2021		2021

$644,808		$398,669		$8,544
(146,378)		(114,597)		(141,828)
498,430		284,072		(133,284)

158,359		368,123		2,245,541
50,382		725,691		1,252,314
208,741		1,093,814		3,497,855

(995,917)		3,086,254		686,760

$(288,746)		$4,464,140		$4,051,331

Short-Term		Equity Income		Growth

2021	2020	2021	2020	2021	2020

$498,430	$427,108	$284,072	$343,740	$(133,284)	$(40,197)
208,741	133,000	1,093,814	583,996	3,497,855	2,056,831
(995,917)	478,416	3,086,254	(691,192)	686,760	4,569,774

(288,746)	1,038,524	4,464,140	236,544	4,051,331	6,586,408

6,200,611	3,762,181	1,999,024	1,149,092	3,434,529	1,406,039
(2,976,646)	5,792,562	(292,543)	(1,010,558)	(553,198)	205,397
(1,630,950)	(3,370,437)	(997,791)	(1,208,278)	(852,970)	(1,850,171)
(614)	(466)	(1,144)	(1,385)	(1,127)	(1,363)
1,592,401	6,183,840	707,546	(1,071,129)	2,027,234	(240,098)

1,303,655	7,222,364	5,171,686	(834,585)	6,078,565	6,346,310
27,229,440	20,007,076	17,841,662	18,676,247	22,603,953	16,257,643
$28,533,095	$27,229,440	$23,013,348	$17,841,662	$28,682,518	$22,603,953

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$617,739
Mortality and expense risk charge	(79,663)
Net investment income(loss)	538,076

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	27,074
Net realized gain(loss)	27,074

Change in unrealized appreciation/depreciation	(98,652)

Net increase(decrease) in net assets resulting
from operations	$466,498

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$538,076	$571,953
Net realized gain(loss)	27,074	(26,107)
Net change in unrealized appreciation/depreciation	(98,652)	(28,530)
Net increase(decrease) in net assets resulting
from operations	466,498	517,316

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	645,381	864,609
Subaccounts transfers (including fixed account), net	2,895,338	(349,461)
Transfers for policyowner benefits and terminations	(809,273)	(1,023,878)
Policyowner maintenance charges	(35,521)	(33,830)
Net increase(decrease) from policyowner transactions	2,695,925	(542,560)

Total increase(decrease) in net assets	3,162,423	(25,244)
Net assets at beginning of period	12,085,861	12,111,105
Net assets at end of period	$15,248,284	$12,085,861

The accompanying notes are an integral part of these financial statements.

FS-34

Vanguard

Balanced		International		Diversified

2021		2021		2021

$445,816		$142,576		$203,603
(144,745)		(281,935)		(108,942)
301,071		(139,359)		94,661

1,237,190		3,584,975		279,998
866,926		3,968,500		808,710
2,104,116		7,553,475		1,088,708

1,897,603		(8,072,076)		3,556,994

$4,302,790		$(657,960)		$4,740,363

Balanced		International		Diversified

2021	2020	2021	2020	2021	2020

$301,071	$414,157	$(139,359)	$214,017	$94,661	$300,383
2,104,116	1,084,000	7,553,475	3,737,561	1,088,708	2,339,080
1,897,603	633,400	(8,072,076)	14,132,600	3,556,994	(886,039)

4,302,790	2,131,557	(657,960)	18,084,178	4,740,363	1,753,424

3,680,427	743,007	2,925,495	1,581,308	410,263	695,117
(1,331,200)	110,963	(6,211,930)	(6,321,266)	(1,524,900)	(440,521)
(1,383,356)	(1,104,172)	(1,666,142)	(2,209,921)	(939,263)	(1,568,714)
(889)	(1,020)	(2,240)	(2,683)	(44,105)	(40,196)
964,982	(251,222)	(4,954,817)	(6,952,562)	(2,098,005)	(1,354,314)

5,267,772	1,880,335	(5,612,777)	11,131,616	2,642,358	399,110
23,113,772	21,233,437	54,792,347	43,660,731	16,500,974	16,101,864
$28,381,544	$23,113,772	$49,179,570	$54,792,347	$19,143,332	$16,500,974

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$78,199
Mortality and expense risk charge	(122,189)
Net investment income(loss)	(43,990)

Realized gain(loss) on investments:
Net realized gain distributions	1,000,441
Net realized gain(loss) on sale of fund shares	726,816
Net realized gain(loss)	1,727,257

Change in unrealized appreciation/depreciation	992,496

Net increase(decrease) in net assets resulting
from operations	$2,675,763

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(43,990)	$14,758
Net realized gain(loss)	1,727,257	1,755,527
Net change in unrealized appreciation/depreciation	992,496	1,892,941
Net increase(decrease) in net assets resulting
from operations	2,675,763	3,663,226

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	46,317	28,879
Subaccounts transfers (including fixed account), net	(1,307,319)	(2,132,638)
Transfers for policyowner benefits and terminations	(1,339,966)	(1,422,696)
Policyowner maintenance charges	(19,003)	(18,434)
Net increase(decrease) from policyowner transactions	(2,619,971)	(3,544,889)

Total increase(decrease) in net assets	55,792	118,337
Net assets at beginning of period	20,335,537	20,217,200
Net assets at end of period	$20,391,329	$20,335,537

The accompanying notes are an integral part of these financial statements.

FS-36

Vanguard				Allspring
International		Global
Stock		Bond		Discovery

2021		2021		2021

$129,406		$31,672		$-
(34,965)		(11,118)		(5,975)
94,441		20,554		(5,975)

61,625		23,608		74,176
67,873		(11,041)		2,306
129,498		12,567		76,482

122,274		(69,250)		(126,911)

$346,213		$(36,129)		$(56,404)

International Stock		Global Bond		Discovery

2021	2020	2021	2020	2021	2020

$94,441	$23,217	$20,554	$11,045	$(5,975)	$(4,312)
129,498	136,473	12,567	14,939	76,482	63,595
122,274	489,805	(69,250)	42,110	(126,911)	321,741

346,213	649,495	(36,129)	68,094	(56,404)	381,024

2,387,658	3,072,542	659,332	488,374	428	433
2,809,720	(215,482)	448,852	362,097	3,641	(1)
(171,377)	(467,232)	(53,224)	(34,992)	-	(2,624)
(162)	(46)	(25)	(18)	(136)	(131)
5,025,839	2,389,782	1,054,935	815,461	3,933	(2,323)

5,372,052	3,039,277	1,018,806	883,555	(52,471)	378,701
3,536,136	496,859	1,655,829	772,274	998,981	620,280
$8,908,188	$3,536,136	$2,674,635	$1,655,829	$946,510	$998,981

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Allspring

	Opportunity

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$101
Mortality and expense risk charge	(1,462)
Net investment income(loss)	(1,361)

Realized gain(loss) on investments:
Net realized gain distributions	12,218
Net realized gain(loss) on sale of fund shares	1,409
Net realized gain(loss)	13,627

Change in unrealized appreciation/depreciation	39,817

Net increase(decrease) in net assets resulting
from operations	$52,083

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,361)	$(294)
Net realized gain(loss)	13,627	14,404
Net change in unrealized appreciation/depreciation	39,817	22,886
Net increase(decrease) in net assets resulting
from operations	52,083	36,996

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	12	-
Transfers for policyowner benefits and terminations	(2,791)	(2,233)
Policyowner maintenance charges	(100)	(110)
Net increase(decrease) from policyowner transactions	(2,879)	(2,343)

Total increase(decrease) in net assets	49,204	34,653
Net assets at beginning of period	217,318	182,665
Net assets at end of period	$266,522	$217,318

The accompanying notes are an integral part of these financial statements.

FS-38

ProFunds

Bull		Europe		Mid-Cap

2021		2021		2021

$-		$743		$81
(12,556)		(738)		(273)
(12,556)		5		(192)

82,350		-		-
25,963		187		444
108,313		187		444

218,091		15,595		5,737

$313,848		$15,787		$5,989

Bull		Europe		Mid-Cap

2021	2020	2021	2020	2021	2020

$(12,556)	$(9,741)	$5	$932	$(192)	$(143)
108,313	175,054	187	(2,082)	444	(11,589)
218,091	17,326	15,595	(8,532)	5,737	(4,983)

313,848	182,639	15,787	(9,682)	5,989	(16,715)

-	-	-	-	-	-
(89,730)	1,243,234	17,740	(8,920)	23,346	(33,380)
(1,958)	(1,045,305)	(661)	(2,616)	(535)	(3,764)
-	-	-	-	-	-
(91,688)	197,929	17,079	(11,536)	22,811	(37,144)

222,160	380,568	32,866	(21,218)	28,800	(53,859)
1,294,952	914,384	55,402	76,620	4,467	58,326
$1,517,112	$1,294,952	$88,268	$55,402	$33,267	$4,467

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	NASDAQ-100

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(52)
Net investment income(loss)	(52)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,295
Net realized gain(loss)	3,295

Change in unrealized appreciation/depreciation	(2,145)

Net increase(decrease) in net assets resulting
from operations	$1,098

	NASDAQ-100

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(52)	$(320)
Net realized gain(loss)	3,295	16,854
Net change in unrealized appreciation/depreciation	(2,145)	2,164
Net increase(decrease) in net assets resulting
from operations	1,098	18,698

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(14,438)	15,628
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(14,438)	15,628

Total increase(decrease) in net assets	(13,340)	34,326
Net assets at beginning of period	34,326	-
Net assets at end of period	$20,986	$34,326

The accompanying notes are an integral part of these financial statements.

FS-40

ProFunds
		Small-Cap
Small-Cap		Value		Classic Dow

2021		2021		2021

$-		$13		$-
(48)		(136)		(138)
(48)		(123)		(138)

214		-		2,061
2		636		(10,955)
216		636		(8,894)

109		2,146		11,284

$277		$2,659		$2,252

Small-Cap		Small-Cap Value		Classic Dow

2021	2020	2021	2020	2021	2020

$(48)	$(5)	$(123)	$(35)	$(138)	$(249)
216	(295)	636	520	(8,894)	1,191
109	-	2,146	(480)	11,284	(3,038)

277	(300)	2,659	5	2,252	(2,096)

-	-	-	-	-	-
5,460	300	7,251	-	(41,277)	(23,225)
-	-	(542)	(678)	(1,693)	(2,448)
-	-	-	-	-	-
5,460	300	6,709	(678)	(42,970)	(25,673)

5,737	-	9,368	(673)	(40,718)	(27,769)
-	-	4,348	5,021	46,119	73,888
$5,737	$-	$13,716	$4,348	$5,401	$46,119

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bear

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(31)
Net investment income(loss)	(31)

Realized gain(loss) on investments:
Net realized gain distributions	57
Net realized gain(loss) on sale of fund shares	(8)
Net realized gain(loss)	49

Change in unrealized appreciation/depreciation	(1,070)

Net increase(decrease) in net assets resulting
from operations	$(1,052)

	Bear

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(31)	$(5)
Net realized gain(loss)	49	(1,461)
Net change in unrealized appreciation/depreciation	(1,070)	(362)
Net increase(decrease) in net assets resulting
from operations	(1,052)	(1,828)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	2,730	3,359
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	2,730	3,359

Total increase(decrease) in net assets	1,678	1,531
Net assets at beginning of period	1,531	-
Net assets at end of period	$3,209	$1,531

The accompanying notes are an integral part of these financial statements.

FS-42

ProFunds
Short		Short Small-
NASDAQ		Cap		Short Dow

2021		2021		2021

$-		$-		$-
(25)		(54)		(8)
(25)		(54)		(8)

36		-		-
(298)		(9,927)		(18)
(262)		(9,927)		(18)

(600)		8,506		(185)

$(887)		$(1,475)		$(211)

Short NASDAQ		Short Small-Cap		Short Dow

2021	2020	2021	2020	2021	2020

$(25)	$(14)	$(54)	$(44)	$(8)	$(9)
(262)	(1,498)	(9,927)	(2,253)	(18)	363
(600)	244	8,506	(2,708)	(185)	(654)

(887)	(1,268)	(1,475)	(5,005)	(211)	(300)

-	-	-	-	-	-
2,851	819	(2,205)	5,731	-	(609)
(465)	-	(1,396)	-	-	-
-	-	-	-	-	-
2,386	819	(3,601)	5,731	-	(609)

1,499	(449)	(5,076)	726	(211)	(909)
587	1,036	10,177	9,451	1,026	1,935
$2,086	$587	$5,101	$10,177	$815	$1,026

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraMid

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(218)
Net investment income(loss)	(218)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	4,531
Net realized gain(loss)	4,531

Change in unrealized appreciation/depreciation	1,630

Net increase(decrease) in net assets resulting
from operations	$5,943

	UltraMid

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(218)	$(16)
Net realized gain(loss)	4,531	(755)
Net change in unrealized appreciation/depreciation	1,630	(924)
Net increase(decrease) in net assets resulting
from operations	5,943	(1,695)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	17,195	(11,913)
Transfers for policyowner benefits and terminations	-	(3,907)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	17,195	(15,820)

Total increase(decrease) in net assets	23,138	(17,515)
Net assets at beginning of period	-	17,515
Net assets at end of period	$23,138	$-

The accompanying notes are an integral part of these financial statements.

FS-44

ProFunds

UltraOTC		UltraSmall		UltraBull

2021		2021		2021

$-		$-		$-
(13,741)		(184)		(972)
(13,741)		(184)		(972)

376,298		1,618		-
5,853		489		221
382,151		2,107		221

269,350		(1,266)		47,474

$637,760		$657		$46,723

UltraOTC		UltraSmall		UltraBull

2021	2020	2021	2020	2021	2020

$(13,741)	$(7,943)	$(184)	$4	$(972)	$(23)
382,151	254,243	2,107	(306)	221	36,186
269,350	335,464	(1,266)	(696)	47,474	(23,622)

637,760	581,764	657	(998)	46,723	12,541

-	-	-	-	-	-
22,143	(60,528)	20,360	(9,106)	25,696	815
-	-	-	(1,755)	-	(3,829)
-	-	-	-	-	-
22,143	(60,528)	20,360	(10,861)	25,696	(3,014)

659,903	521,236	21,017	(11,859)	72,419	9,527
1,234,273	713,037	-	11,859	71,182	61,655
$1,894,176	$1,234,273	$21,017	$-	$143,601	$71,182

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	U.S. Gov.
	Plus

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(224)
Net investment income(loss)	(224)

Realized gain(loss) on investments:
Net realized gain distributions	5,888
Net realized gain(loss) on sale of fund shares	(15,444)
Net realized gain(loss)	(9,556)

Change in unrealized appreciation/depreciation	2,046

Net increase(decrease) in net assets resulting
from operations	$(7,734)

	U.S. Gov. Plus

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(224)	$(420)
Net realized gain(loss)	(9,556)	8,939
Net change in unrealized appreciation/depreciation	2,046	(6,058)
Net increase(decrease) in net assets resulting
from operations	(7,734)	2,461

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(44,850)	27,035
Transfers for policyowner benefits and terminations	(1,568)	(3,036)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(46,418)	23,999

Total increase(decrease) in net assets	(54,152)	26,460
Net assets at beginning of period	55,893	29,433
Net assets at end of period	$1,741	$55,893

The accompanying notes are an integral part of these financial statements.

FS-46

ProFunds
				Precious
Opportunity		Oil & Gas		Metals

2021		2021		2021

$-		$1,071		$-
(197)		(638)		(813)
(197)		433		(813)

-		-		-
(743)		(2,177)		(5,883)
(743)		(2,177)		(5,883)

(2,936)		22,907		(4,130)

$(3,876)		$21,163		$(10,826)

Opportunity		Oil & Gas		Precious Metals

2021	2020	2021	2020	2021	2020

$(197)	$(12)	$433	$578	$(813)	$(706)
(743)	(2,117)	(2,177)	(6,700)	(5,883)	50,343
(2,936)	808	22,907	(12,018)	(4,130)	(16,748)

(3,876)	(1,321)	21,163	(18,140)	(10,826)	32,889

-	-	-	-	-	-
47,753	(710)	31,849	1,804	28,302	(49,614)
(110)	(156)	-	(718)	-	(3,447)
-	-	-	-	-	-
47,643	(866)	31,849	1,086	28,302	(53,061)

43,767	(2,187)	53,012	(17,054)	17,476	(20,172)
992	3,179	33,877	50,931	82,959	103,131
$44,759	$992	$86,889	$33,877	$100,435	$82,959

FS-47

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Real Estate

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$30
Mortality and expense risk charge	(1,108)
Net investment income(loss)	(1,078)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	18,591
Net realized gain(loss)	18,591

Change in unrealized appreciation/depreciation	20,912

Net increase(decrease) in net assets resulting
from operations	$38,425

	Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,078)	$605
Net realized gain(loss)	18,591	(7,677)
Net change in unrealized appreciation/depreciation	20,912	(5,209)
Net increase(decrease) in net assets resulting
from operations	38,425	(12,281)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(3,198)	(3,958)
Transfers for policyowner benefits and terminations	(976)	(4,053)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(4,174)	(8,011)

Total increase(decrease) in net assets	34,251	(20,292)
Net assets at beginning of period	86,553	106,845
Net assets at end of period	$120,804	$86,553

The accompanying notes are an integral part of these financial statements.

FS-48

ProFunds				Pimco

High Yield		Money Market		Commodity

2021		2021		2021

$397		$48		$101,615
(97)		(3,344)		(13,398)
300		(3,296)		88,217

-		-		-
(34)		-		(108,588)
(34)		-		(108,588)

(310)		-		630,428

$(44)		$(3,296)		$610,057

High Yield		Money Market		Commodity

2021	2020	2021	2020	2021	2020

$300	$-	$(3,296)	$(8,830)	$88,217	$106,287
(34)	-	-	-	(108,588)	(374,009)
(310)	-	-	-	630,428	263,908

(44)	-	(3,296)	(8,830)	610,057	(3,814)

-	-	-	-	83,841	16,131
15,344	-	(52,341)	(1,102,071)	262,762	(255,797)
(697)	-	(96,650)	(406,752)	(68,152)	(67,786)
-	-	-	-	(122)	(210)
14,647	-	(148,991)	(1,508,823)	278,329	(307,662)

14,603	-	(152,287)	(1,517,653)	888,386	(311,476)
-	-	501,200	2,018,853	1,885,678	2,197,154
$14,603	$-	$348,913	$501,200	$2,774,064	$1,885,678

FS-49

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$245,546
Mortality and expense risk charge	(68,378)
Net investment income(loss)	177,168

Realized gain(loss) on investments:
Net realized gain distributions	581,683
Net realized gain(loss) on sale of fund shares	30,149
Net realized gain(loss)	611,832

Change in unrealized appreciation/depreciation	(1,003,262)

Net increase(decrease) in net assets resulting
from operations	$(214,262)

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$177,168	$186,183
Net realized gain(loss)	611,832	185,054
Net change in unrealized appreciation/depreciation	(1,003,262)	487,495
Net increase(decrease) in net assets resulting
from operations	(214,262)	858,732

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,358,101	306,815
Subaccounts transfers (including fixed account), net	476,672	2,404,153
Transfers for policyowner benefits and terminations	(628,109)	(672,125)
Policyowner maintenance charges	(453)	(604)
Net increase(decrease) from policyowner transactions	1,206,211	2,038,239

Total increase(decrease) in net assets	991,949	2,896,971
Net assets at beginning of period	13,081,819	10,184,848
Net assets at end of period	$14,073,768	$13,081,819

The accompanying notes are an integral part of these financial statements.

FS-50

Pimco		American Century

Low Duration		Mid Cap		International

2021		2021		2021

$205		$37,797		$2,191
(257)		(17,167)		(7,802)
(52)		20,630		(5,611)

-		-		38,795
971		78,244		52,474
971		78,244		91,269

(1,344)		510,419		17,708

$(425)		$609,293		$103,366

Low Duration		Mid Cap		International

2021	2020	2021	2020	2021	2020

$(52)	$420	$20,630	$25,947	$(5,611)	$(1,137)
971	65	78,244	(76,215)	91,269	81,930
(1,344)	1,327	510,419	29,066	17,708	180,974

(425)	1,812	609,293	(21,202)	103,366	261,767

-	-	544,163	153,973	240	60
(3,346)	47,711	(193,746)	113,840	54,700	(161,223)
(97,368)	(2,195)	(97,049)	(196,755)	(110,422)	(224,906)
(8)	(13)	(163)	(187)	(29)	(45)
(100,722)	45,503	253,205	70,871	(55,511)	(386,114)

(101,147)	47,315	862,498	49,669	47,855	(124,347)
112,912	65,597	2,495,186	2,445,517	1,256,102	1,380,449
$11,765	$112,912	$3,357,684	$2,495,186	$1,303,957	$1,256,102

FS-51

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Inflation

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$35,747
Mortality and expense risk charge	(4,452)
Net investment income(loss)	31,295

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,613
Net realized gain(loss)	3,613

Change in unrealized appreciation/depreciation	29,358

Net increase(decrease) in net assets resulting
from operations	$64,266

	Inflation

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$31,295	$4,441
Net realized gain(loss)	3,613	4,802
Net change in unrealized appreciation/depreciation	29,358	20,889
Net increase(decrease) in net assets resulting
from operations	64,266	30,132

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	246,251	176,776
Subaccounts transfers (including fixed account), net	792,169	304,841
Transfers for policyowner benefits and terminations	(21,878)	(139,242)
Policyowner maintenance charges	(63)	(15)
Net increase(decrease) from policyowner transactions	1,016,479	342,360

Total increase(decrease) in net assets	1,080,745	372,492
Net assets at beginning of period	524,798	152,306
Net assets at end of period	$1,605,543	$524,798

The accompanying notes are an integral part of these financial statements.

FS-52

American Funds

IS Growth-Inc		IS Growth		Blue Chip

2021		2021		2021

$6,438		$4,637		$10,036
(1,951)		(4,838)		(2,869)
4,487		(201)		7,167

3,985		94,911		-
16,800		25,634		49,767
20,785		120,545		49,767

60,390		20,691		87,584

$85,662		$141,035		$144,518

IS Growth-Inc		IS Growth		Blue Chip

2021	2020	2021	2020	2021	2020

$4,487	$3,087	$(201)	$153	$7,167	$7,264
20,785	6,362	120,545	3,845	49,767	5,936
60,390	54,076	20,691	59,564	87,584	36,854

85,662	63,525	141,035	63,562	144,518	50,054

201,872	185,589	289,935	27,895	28,542	188,943
(8,265)	32,687	251,887	344,388	(132,793)	240,761
(10,465)	(5,746)	(8,353)	(212)	(32,686)	(122,988)
(22)	(1)	(12)	(5)	(34)	(1)
183,120	212,529	533,457	372,066	(136,971)	306,715

268,782	276,054	674,492	435,628	7,547	356,769
282,802	6,748	472,955	37,327	578,819	222,050
$551,584	$282,802	$1,147,447	$472,955	$586,366	$578,819

FS-53

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS International

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,791
Mortality and expense risk charge	(1,189)
Net investment income(loss)	5,602

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	8,468
Net realized gain(loss)	8,468

Change in unrealized appreciation/depreciation	(17,234)

Net increase(decrease) in net assets resulting
from operations	$(3,164)

	IS International

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,602	$799
Net realized gain(loss)	8,468	1,794
Net change in unrealized appreciation/depreciation	(17,234)	27,355
Net increase(decrease) in net assets resulting
from operations	(3,164)	29,948

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	49,384	55,442
Subaccounts transfers (including fixed account), net	10,237	36,246
Transfers for policyowner benefits and terminations	(9,627)	(2,105)
Policyowner maintenance charges	(3)	(3)
Net increase(decrease) from policyowner transactions	49,991	89,580

Total increase(decrease) in net assets	46,827	119,528
Net assets at beginning of period	193,420	73,892
Net assets at end of period	$240,247	$193,420

The accompanying notes are an integral part of these financial statements.

FS-54

American Funds		Franklin Templeton		MFS

IS New World		Global Inc.		Utilities IC

2021		2021		2021

$10,492		$-		$36,802
(3,770)		(31,990)		(11,869)
6,722		(31,990)		24,933

25,009		-		71,713
15,412		(83,148)		37,049
40,421		(83,148)		108,762

(61,106)		(201,176)		132,326

$(13,963)		$(316,314)		$266,021

IS New World		Global Inc.		Utilities IC

2021	2020	2021	2020	2021	2020

$6,722	$(76)	$(31,990)	$451,366	$24,933	$46,895
40,421	1,527	(83,148)	(209,831)	108,762	132,476
(61,106)	46,366	(201,176)	(600,607)	132,326	(74,183)

(13,963)	47,817	(316,314)	(359,072)	266,021	105,188

215,175	183,599	68,724	31,191	41,371	75,966
506,804	135,941	319,767	(238,486)	(21,416)	(244,750)
(35,902)	(36,984)	(184,506)	(421,020)	(45,082)	(570,527)
(13)	(1)	(13,325)	(11,641)	(146)	(199)
686,064	282,555	190,660	(639,956)	(25,273)	(739,510)

672,101	330,372	(125,654)	(999,028)	240,748	(634,322)
330,372	-	5,571,217	6,570,245	1,994,044	2,628,366
$1,002,473	$330,372	$5,445,563	$5,571,217	$2,234,792	$1,994,044

FS-55

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Mid Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,478)
Net investment income(loss)	(3,478)

Realized gain(loss) on investments:
Net realized gain distributions	129,791
Net realized gain(loss) on sale of fund shares	41,911
Net realized gain(loss)	171,702

Change in unrealized appreciation/depreciation	(82,620)

Net increase(decrease) in net assets resulting
from operations	$85,604

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,478)	$(4,155)
Net realized gain(loss)	171,702	204,759
Net change in unrealized appreciation/depreciation	(82,620)	70,487
Net increase(decrease) in net assets resulting
from operations	85,604	271,091

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	127,677	132,592
Subaccounts transfers (including fixed account), net	113,910	(76,872)
Transfers for policyowner benefits and terminations	(4,854)	(24,598)
Policyowner maintenance charges	(9)	(303)
Net increase(decrease) from policyowner transactions	236,724	30,819

Total increase(decrease) in net assets	322,328	301,910
Net assets at beginning of period	506,089	204,179
Net assets at end of period	$828,417	$506,089

The accompanying notes are an integral part of these financial statements.

FS-56

MFS		Summit
				EAFE
Research		S&P 500		Intl.

2021		2021		2021

$31,789		$64,573		$18,857
(22,719)		(25,167)		(5,524)
9,070		39,406		13,333

185,089		235,278		-
91,103		164,791		37,775
276,192		400,069		37,775

112,145		718,944		56,088

$397,407		$1,158,419		$107,196

Research		S&P 500		EAFE Intl.

2021	2020	2021	2020	2021	2020

$9,070	$55,247	$39,406	$36,437	$13,333	$25,355
276,192	148,483	400,069	121,635	37,775	(19,061)
112,145	215,982	718,944	327,058	56,088	32,578

397,407	419,712	1,158,419	485,130	107,196	38,872

38,698	13,741	621,349	186,142	309,938	6,998
113,694	(351,739)	121,718	12,328	(91,994)	(136,355)
(334,415)	(237,619)	(309,505)	(209,838)	(130,773)	(20,976)
(29,604)	(28,076)	(285)	(373)	(93)	(144)
(211,627)	(603,693)	433,277	(11,741)	87,078	(150,477)

185,780	(183,981)	1,591,696	473,389	194,274	(111,605)
3,881,960	4,065,941	3,770,304	3,296,915	878,254	989,859
$4,067,740	$3,881,960	$5,362,000	$3,770,304	$1,072,528	$878,254

FS-57

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,957
Mortality and expense risk charge	(3,939)
Net investment income(loss)	2,018

Realized gain(loss) on investments:
Net realized gain distributions	20,227
Net realized gain(loss) on sale of fund shares	2,522
Net realized gain(loss)	22,749

Change in unrealized appreciation/depreciation	96,059

Net increase(decrease) in net assets resulting
from operations	$120,826

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,018	$2,417
Net realized gain(loss)	22,749	25,445
Net change in unrealized appreciation/depreciation	96,059	22,929
Net increase(decrease) in net assets resulting
from operations	120,826	50,791

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	160,459	(325)
Transfers for policyowner benefits and terminations	(5,600)	(24,163)
Policyowner maintenance charges	(97)	(85)
Net increase(decrease) from policyowner transactions	154,762	(24,573)

Total increase(decrease) in net assets	275,588	26,218
Net assets at beginning of period	469,259	443,041
Net assets at end of period	$744,847	$469,259

The accompanying notes are an integral part of these financial statements.

FS-58

Summit
		Mod.
Growth		Growth		Moderate

2021		2021		2021

$71,268		$60,935		$124,670
(42,624)		(36,113)		(70,703)
28,644		24,822		53,967

-		-		-
291,053		61,119		225,139
291,053		61,119		225,139

721,542		653,770		797,944

$1,041,239		$739,711		$1,077,050

Growth		Mod. Growth		Moderate

2021	2020	2021	2020	2021	2020

$28,644	$70,391	$24,822	$58,352	$53,967	$127,357
291,053	102,089	61,119	228,165	225,139	429,448
721,542	(108,229)	653,770	(118,230)	797,944	(38,629)

1,041,239	64,251	739,711	168,287	1,077,050	518,176

130,567	154,786	25,562	28,096	23,368	27,991
(70,277)	(271,742)	76,942	(415,516)	187,224	165,625
(593,871)	(351,436)	(170,955)	(424,182)	(1,073,550)	(1,008,616)
(85,629)	(85,367)	(74,420)	(74,974)	(114,723)	(111,375)
(619,210)	(553,759)	(142,871)	(886,576)	(977,681)	(926,375)

422,029	(489,508)	596,840	(718,289)	99,369	(408,199)
7,060,414	7,549,922	5,749,533	6,467,822	12,098,651	12,506,850
$7,482,443	$7,060,414	$6,346,373	$5,749,533	$12,198,020	$12,098,651

FS-59

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Russell
	Small Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$47,033
Mortality and expense risk charge	(31,055)
Net investment income(loss)	15,978

Realized gain(loss) on investments:
Net realized gain distributions	173,324
Net realized gain(loss) on sale of fund shares	331,221
Net realized gain(loss)	504,545

Change in unrealized appreciation/depreciation	221,420

Net increase(decrease) in net assets resulting
from operations	$741,943

	Russell Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,978	$23,569
Net realized gain(loss)	504,545	(72,463)
Net change in unrealized appreciation/depreciation	221,420	775,818
Net increase(decrease) in net assets resulting
from operations	741,943	726,924

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	474,233	496,341
Subaccounts transfers (including fixed account), net	314,610	(174,842)
Transfers for policyowner benefits and terminations	(159,842)	(325,513)
Policyowner maintenance charges	(282)	(226)
Net increase(decrease) from policyowner transactions	628,719	(4,240)

Total increase(decrease) in net assets	1,370,662	722,684
Net assets at beginning of period	5,458,806	4,736,122
Net assets at end of period	$6,829,468	$5,458,806

The accompanying notes are an integral part of these financial statements.

FS-60

T. Rowe		Morgan Stanley		DFA
		Emerging
Blue Chip		Markets		Bond

2021		2021		2021

$-		$110,750		$192,991
(93,158)		(72,477)		(117,597)
(93,158)		38,273		75,394

1,767,460		-		2,533
2,624,080		397,420		(8,207)
4,391,540		397,420		(5,674)

(1,614,438)		(106,461)		(457,873)

$2,683,944		$329,232		$(388,153)

Blue Chip		Emerging Markets		Bond

2021	2020	2021	2020	2021	2020

$(93,158)	$(84,888)	$38,273	$91,360	$75,394	$(97,790)
4,391,540	3,285,226	397,420	130,698	(5,674)	(121,275)
(1,614,438)	1,340,065	(106,461)	1,303,975	(457,873)	409,182

2,683,944	4,540,403	329,232	1,526,033	(388,153)	190,117

345,747	1,894,507	602,683	429,218	2,199,839	2,224,714
(1,294,946)	(2,782,322)	(293,064)	(315,157)	2,547,730	(38,773)
(1,142,790)	(1,522,218)	(614,399)	(570,955)	(554,125)	(3,023,131)
(30,918)	(30,143)	(17,995)	(17,215)	(471)	(480)
(2,122,907)	(2,440,176)	(322,775)	(474,109)	4,192,973	(837,670)

561,037	2,100,227	6,457	1,051,924	3,804,820	(647,553)
16,393,910	14,293,683	12,951,553	11,899,629	21,912,672	22,560,225
$16,954,947	$16,393,910	$12,958,010	$12,951,553	$25,717,492	$21,912,672

FS-61

 AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Small

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$336,686
Mortality and expense risk charge	(58,494)
Net investment income(loss)	278,192

Realized gain(loss) on investments:
Net realized gain distributions	908,086
Net realized gain(loss) on sale of fund shares	212,166
Net realized gain(loss)	1,120,252

Change in unrealized appreciation/depreciation	112,414

Net increase(decrease) in net assets resulting
from operations	$1,510,858

	Small

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$278,192	$152,736
Net realized gain(loss)	1,120,252	82,057
Net change in unrealized appreciation/depreciation	112,414	806,997
Net increase(decrease) in net assets resulting
from operations	1,510,858	1,041,790

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,524,192	638,867
Subaccounts transfers (including fixed account), net	(260,825)	492,144
Transfers for policyowner benefits and terminations	(392,649)	(2,099,264)
Policyowner maintenance charges	(129)	(142)
Net increase(decrease) from policyowner transactions	870,589	(968,395)

Total increase(decrease) in net assets	2,381,447	73,395
Net assets at beginning of period	10,850,169	10,776,774
Net assets at end of period	$13,231,616	$10,850,169

The accompanying notes are an integral part of these financial statements.

FS-62

DFA

Value		Fixed		Large

2021		2021		2021

$1,013,210		$1,007		$425,141
(126,933)		(74,506)		(113,429)
886,277		(73,499)		311,712

-		-		-
547,190		(10,085)		822,700
547,190		(10,085)		822,700

2,452,608		(20,890)		4,081,631

$3,886,075		$(104,474)		$5,216,043

Value		Fixed		Large

2021	2020	2021	2020	2021	2020

$886,277	$404,348	$(73,499)	$4,388	$311,712	$299,089
547,190	(728,464)	(10,085)	529	822,700	(2,974)
2,452,608	366,002	(20,890)	6,352	4,081,631	(506,170)

3,886,075	41,886	(104,474)	11,269	5,216,043	(210,055)

1,460,327	753,694	2,223,710	1,058,706	4,226,173	1,871,082
(2,848,602)	2,604,215	474,494	(285,000)	(3,010,048)	(460,866)
(947,769)	(3,305,827)	(565,374)	(1,955,174)	(704,336)	(4,048,293)
(61,569)	(55,920)	(17,668)	(15,850)	(358)	(390)
(2,397,613)	(3,838)	2,115,162	(1,197,318)	511,431	(2,638,467)

1,488,462	38,048	2,010,688	(1,186,049)	5,727,474	(2,848,522)
23,392,527	23,354,479	13,709,366	14,895,415	19,538,181	22,386,703
$24,880,989	$23,392,527	$15,720,054	$13,709,366	$25,265,655	$19,538,181

FS-63

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Targeted

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$265,444
Mortality and expense risk charge	(82,834)
Net investment income(loss)	182,610

Realized gain(loss) on investments:
Net realized gain distributions	1,333,160
Net realized gain(loss) on sale of fund shares	1,069,098
Net realized gain(loss)	2,402,258

Change in unrealized appreciation/depreciation	2,600,485

Net increase(decrease) in net assets resulting
from operations	$5,185,353

	Targeted

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$182,610	$159,195
Net realized gain(loss)	2,402,258	(643,370)
Net change in unrealized appreciation/depreciation	2,600,485	1,296,076
Net increase(decrease) in net assets resulting
from operations	5,185,353	811,901

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,084,020	989,147
Subaccounts transfers (including fixed account), net	(2,701,638)	(85,397)
Transfers for policyowner benefits and terminations	(472,840)	(317,233)
Policyowner maintenance charges	(127)	(134)
Net increase(decrease) from policyowner transactions	(90,585)	586,383

Total increase(decrease) in net assets	5,094,768	1,398,284
Net assets at beginning of period	13,605,547	12,207,263
Net assets at end of period	$18,700,315	$13,605,547

The accompanying notes are an integral part of these financial statements.

FS-64

DFA

Global		Equity

2021		2021

$194,252		$51,144
(59,227)		(9,775)
135,025		41,369

435,475		120,452
332,469		190,443
767,944		310,895

740,482		27,379

$1,643,451		$379,643

Global		Equity

2021	2020	2021	2020

$135,025	$77,103	$41,369	$13,001
767,944	148,009	310,895	5,016
740,482	1,077,392	27,379	136,390

1,643,451	1,302,504	379,643	154,407

1,636,501	1,009,443	2,052,523	272,043
(499,306)	1,589,139	(902,057)	278,567
(244,297)	(145,864)	(61,598)	(69,633)
(392)	(251)	(98)	(2)
892,506	2,452,467	1,088,770	480,975

2,535,957	3,754,971	1,468,413	635,382
11,196,335	7,441,364	1,071,893	436,511
$13,732,292	$11,196,335	$2,540,306	$1,071,893

FS-65

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2021 AND 2020

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2021 there are one hundred and eleven subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Money Market
*Mid Cap
Invesco Advisers, Inc.
DWS Investment Management Americas,	AIM
Inc.	*Dividend
Scudder	*Health
*Small Cap	*Technology
*Small Mid Value	*Intl. Growth
*Thematic	*Franchise
*Growth
Janus Capital Management LLC
Fidelity Management & Research	Janus
Company LLC	*Growth
Fidelity
*Overseas IC	Neuberger Berman Investment Advisers LLC
*Inv. Grade Bond IC	Neuberger Berman
*Equity Income IC	*Mid-Cap
*Growth IC	*Bond
*High Income IC	*Equity
*High Income SC	(Commenced April 29, 2019)
*Contrafund IC	*Regency
*Contrafund SC
*Mid Cap IC
*Mid Cap SC
*Strategic

FS-66

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America Inc. and Baillie Gifford
*Nova	Overseas Ltd.
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500 (formerly Rydex
Inverse S&P 500 Strategy Fund Portfolio)	Hotchkis and Wiley Capital Management, LLC
*Gov. Long Bond	and Lazard Asset Management LLC
*Inverse NASDAQ	Vanguard
*Inv. Long Bond	*Diversified
*Russell (formerly Rydex Russell
2000 1.5x Strategy Fund Portfolio)	The Vanguard Group, Inc. and
*Sector Rotation	ArrowMark Colorado Holdings, LLC
Vanguard
Third Avenue Management LLC	*Small Company Growth
Third Avenue
*Value (formerly FFI Strategies	The Vanguard Group, Inc.
Portfolio)	Vanguard
*International Stock
The Vanguard Group, Inc.	(Commenced June 28, 2019)
Vanguard	*Global Bond
*Equity Index	(Commenced May 31, 2019)
*Total Bond
*REIT Index	Allspring Funds Management, LLC
*Mid-Cap	(formerly Wells Fargo Funds Management, LLC)
*Stock Market Index	Allspring (formerly Wells Fargo)
*Conservative	*Discovery (formerly Wells Fargo VT
*Moderate	Discovery Fund(SM) Portfolio, Class 2)
*Short-Term	*Opportunity (formerly Wells Fargo VT
Opportunity Fund(SM) Portfolio, Class 2)
Wellington Management Company, LLP
and The Vanguard Group, Inc.	ProFund Advisors LLC
Vanguard	ProFunds
*Equity Income	*Bull
*Europe
Wellington Management Company, LLP	*Mid-Cap
(formerly Wellington Management Company,	*NASDAQ-100
LLP and Jackson Square Partners, LLC)	*Small-Cap
Vanguard	*Small-Cap Value
*Growth	*Classic Dow
*Bear
Wellington Management Company, LLP	*Short NASDAQ
Vanguard	*Short Small-Cap
*High Yield Bond	*Short Dow
*Balanced.	*UltraMid
*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus
*Opportunity

FS-67

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Massachusetts Financial Services
ProFunds, continued	Company
*Oil & Gas	MFS
*Precious Metals	*Utilities IC
*Real Estate	*Mid Cap
*High Yield (formerly Access VP	(Commenced May 16, 2019)
High Yield Fund)	*Research
(Commenced April 23, 2021)
*Money Market	Calvert Research and Management
(See Note 3)
Pacific Investment Management	Summit
Company LLC	*S&P 500
Pimco	*EAFE Intl.
*Commodity	*S&P MidCap
*Total Return	*Growth
*Low Duration	*Mod. Growth
*Moderate
American Century Investment	*Russell Small Cap
Management, Inc.
American Century	T. Rowe Price Associates, Inc.
*Mid Cap	T. Rowe
*International	*Blue Chip
*Inflation
(Commenced May 7, 2019)	Morgan Stanley Investment
Management Inc.
Capital Research and Management	Morgan Stanley
Company (SM)	*Emerging Markets
American Funds
*IS Growth-Inc	Dimensional Fund Advisors LP
(Commenced July 1, 2019)	DFA
*IS Growth	*Bond
(Commenced July 1, 2019)	*Small
*Blue Chip (formerly American	*Value
Funds IS Blue Chip Income and	*Fixed
Growth Fund Portfolio, Class 1)	*Large
(Commenced May 9, 2019)	*Targeted
*IS International	*Global
(Commenced July 1, 2019)	*Equity
*IS New World (formerly American	(Commenced June 26, 2019)
Funds IS New World(R) Portfolio,
Class 1)
(Commenced June 2, 2020)

Franklin Advisers, Inc.
Franklin Templeton
*Global Inc.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-68

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-69

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2021 and 2020, as follows:

Sub-Advisor Fee %
Summit:
S&P 500.050
S&P MidCap	.050
Growth	.050
Mod. Growth	.050
Moderate	.050
Russell Small Cap	.050

FS-70

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2021 were as follows:

	Purchases	Sales
Calvert:
Balanced	$290,546	$376,576
Mid Cap	39,426	18,450

Scudder:
Small Cap	134,987	15,435
Small Mid Value	1,940,733	1,728,655
Thematic	682,263	20,083
Growth	185,795	169,083

Fidelity:
Overseas IC	451,516	615,878
Inv. Grade Bond IC	5,406,923	2,472,354
Equity Income IC	581,314	302,308
Growth IC	3,165,357	2,386,349
High Income IC	744,495	567,917
High Income SC	1,648	1,962
Contrafund IC	3,991,691	3,268,840
Contrafund SC	159,528	231,668
Mid Cap IC	1,945,099	931,709
Mid Cap SC	69,832	55,188
Strategic	2,329,136	511,153
Money Market	26,682,130	27,924,354

AIM:
Dividend	2,597	5,410
Health	19,950	3,150
Technology	12,692	51,663
Intl. Growth	286,855	296,623
Franchise	621,499	317,330

Janus:
Growth	3,543	449

Neuberger Berman:
Mid-Cap	39,443	10,785
Bond	799	4,679
Equity	247,315	137,949
Regency	312,614	78,819

FS-71

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$1,734,264	$1,693,394
NASDAQ	533,936	825,010
Precious Metals	2,448,927	1,645,189
Inv. S&P 500	199,806	239,848
Gov. Long Bond	228,962	311,204
Inverse NASDAQ	244,029	236,652
Inv. Long Bond	310,312	245,960
Russell	250,120	217,768
Sector Rotation	47,641	110,848

Third Avenue:
Value	136,147	186,792

Vanguard:
Equity Index	11,672,240	12,818,019
Total Bond	20,513,492	5,137,950
REIT Index	2,850,699	3,509,969
Mid-Cap	8,977,757	5,246,812
Stock Market Index	9,942,943	5,239,430
Conservative	1,820,540	1,922,642
Moderate	1,827,297	1,185,511
Short-Term	10,193,088	7,943,898
Equity Income	5,360,539	4,000,798
Growth	8,108,844	3,969,353
High Yield Bond	4,296,689	1,062,688
Balanced	7,900,201	5,396,958
International	7,838,095	9,347,296
Diversified	2,927,983	4,651,329
Small Company Growth	1,256,136	2,919,656
International Stock	6,094,875	912,970
Global Bond	2,119,063	1,019,966

Wells Fargo:
Discovery	78,154	6,020
Opportunity	12,315	4,336

ProFunds:
Bull	82,317	104,210
Europe	18,471	1,386
Mid-Cap	26,143	3,524
NASDAQ-100	49,799	64,289
Small-Cap	5,674	47
Small-Cap Value	12,263	5,677
Classic Dow	2,060	43,108
Bear	2,786	31
Short NASDAQ	6,793	4,395
Short Small-Cap	22,654	26,310

FS-72

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$-	$7
UltraMid	137,291	120,314
UltraOTC	411,484	26,785
UltraSmall	77,656	55,861
UltraBull	25,680	955
U.S. Gov. Plus	19,561	60,315
Opportunity	120,278	72,833
Oil & Gas	147,343	115,060
Precious Metals	121,082	93,592
Real Estate	145,530	150,782
High Yield	17,119	2,172
Money Market	462,175	614,461

Pimco:
Commodity	888,557	522,011
Total Return	3,967,700	2,002,637
Low Duration	187	100,962

American Century:
Mid Cap	802,958	529,123
International	154,885	177,213
Inflation	1,145,526	97,752

American Funds:
IS Growth-Inc	275,008	83,417
IS Growth	1,472,728	844,561
Blue Chip	130,049	259,853
IS International	122,709	67,115
IS New World	1,281,809	564,014

Franklin Templeton:
Global Inc.	497,994	339,324

MFS:
Utilities IC	376,433	305,059
Mid Cap	767,497	404,460
Research	493,410	510,879

Summit:
S&P 500	1,346,670	638,708
EAFE Intl.	367,677	267,266
S&P MidCap	186,572	9,566
Growth	530,481	1,121,048
Mod. Growth	135,814	253,863
Moderate	348,678	1,272,392
Russell Small Cap	2,481,371	1,663,350

FS-73

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
T. Rowe:
Blue Chip	$5,052,979	$5,501,584

Morgan Stanley:
Emerging Markets	2,024,354	2,308,855

DFA:
Bond	6,366,895	2,095,995
Small	3,529,177	1,472,310
Value	3,060,951	4,572,287
Fixed	4,423,733	2,382,070
Large	4,930,541	4,107,397
Targeted	6,035,298	4,610,113
Global	3,486,117	2,023,111
Equity	2,763,942	1,513,352

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2021, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-74

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2021	3.79	5.41	195,162	952,862	1.08	0.45	0.60	14.43	14.60
2020	3.30	4.73	206,443	940,809	1.57	0.45	0.60	14.57	14.74
2019	2.88	4.13	183,112	743,720	1.60	0.45	0.60	16.69	23.66
2018	3.34	3.90	184,269	626,261	1.77	0.60	0.60	(3.25)	(3.25)
2017	2.40	3.45	187,504	658,586	2.10	0.45	0.60	7.76	11.33

Mid Cap
2021	37.47	97.32	9,429	917,590	0.20	0.60	0.60	2.47	14.34
2020	85.11	88.69	9,572	814,998	0.39	0.60	0.60	11.58	11.60
2019	76.28	79.48	12,103	923,458	0.45	0.60	0.60	30.58	30.58
2018	58.42	60.86	13,018	760,733	0.53	0.60	0.60	(5.00)	(4.98)
2017	61.49	64.05	13,282	816,999	0.69	0.60	0.60	10.99	11.00

Scudder:
Small Cap
2021	56.68	56.68	5,220	295,881	0.92	0.60	0.60	13.82	13.82
2020	49.80	49.80	3,415	170,061	1.13	0.60	0.60	18.72	18.72
2019	41.95	41.95	4,358	182,784	1.09	0.60	0.60	24.48	24.48
2018	33.70	33.70	7,229	243,614	0.94	0.60	0.60	(11.76)	(11.76)
2017	38.19	38.19	7,152	273,146	0.94	0.60	0.60	13.65	13.65

Small Mid Value
2021	26.50	29.80	67,428	1,924,411	1.29	0.45	0.60	29.72	29.92
2020	20.40	22.97	58,715	1,295,786	1.34	0.45	0.60	(1.39)	(1.24)
2019	20.66	23.30	52,292	1,163,283	0.70	0.45	0.60	20.79	20.97
2018	17.08	19.29	49,961	928,755	1.29	0.45	0.60	(16.52)	(16.39)
2017	20.42	23.10	42,590	965,671	0.72	0.45	0.60	9.87	10.03

Thematic
2021	19.83	20.37	56,698	1,133,779	0.36	0.45	0.60	7.47	7.63
2020	18.43	18.95	21,674	408,539	1.51	0.45	0.60	21.95	22.14
2019	15.09	15.54	22,626	349,127	1.69	0.45	0.60	30.44	30.64
2018	11.55	11.91	23,470	277,772	1.01	0.45	0.60	(17.19)	(17.06)
2017	13.93	14.39	25,055	358,532	0.33	0.45	0.60	24.72	24.91

Growth
2021	83.22	101.36	8,272	776,255	0.20	0.45	0.60	22.05	22.23
2020	68.09	83.05	8,286	649,861	0.46	0.45	0.60	38.21	38.42
2019	49.19	60.09	6,442	362,993	0.68	0.45	0.60	36.32	36.52
2018	36.03	44.08	5,809	248,478	0.76	0.45	0.60	(2.19)	(2.04)
2017	36.78	45.07	7,663	339,169	0.71	0.45	0.60	25.55	25.73

FS-75

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2021	35.10	48.40	97,248	4,304,910	0.52	0.45	0.60	18.99	19.16
2020	29.46	40.68	108,868	4,060,002	0.44	0.45	0.60	14.92	15.10
2019	25.59	35.40	119,405	3,877,076	1.77	0.45	0.60	27.00	27.19
2018	20.12	27.87	123,701	3,176,638	1.57	0.45	0.60	(15.32)	(15.19)
2017	23.73	32.91	127,067	3,937,799	1.44	0.45	0.60	29.51	29.70

Inv. Grade Bond IC
2021	15.98	23.17	1,343,099	28,296,481	2.03	0.45	0.60	(1.20)	(1.05)
2020	16.15	23.45	1,239,159	26,840,114	2.24	0.45	0.60	8.74	8.90
2019	14.83	21.56	1,269,064	25,271,452	2.75	0.45	0.60	9.01	9.18
2018	13.58	19.78	1,240,908	23,114,300	2.44	0.45	0.60	(1.13)	(0.98)
2017	13.72	20.00	1,311,754	24,780,422	2.41	0.45	0.60	3.60	3.75

Equity Income IC
2021	42.99	79.98	42,834	3,138,310	1.94	0.45	0.60	24.15	24.33
2020	34.58	64.42	43,926	2,607,587	1.76	0.45	0.60	6.06	6.22
2019	32.55	60.74	49,170	2,884,137	1.93	0.45	0.60	26.68	26.87
2018	25.66	47.95	56,594	2,633,958	2.20	0.45	0.60	(8.84)	(8.70)
2017	28.10	52.60	60,781	3,139,847	1.69	0.45	0.60	12.22	12.39

Growth IC
2021	207.71	211.87	27,869	5,891,580	-	0.45	0.60	22.48	22.66
2020	169.33	172.98	29,867	5,158,611	0.08	0.45	0.60	43.03	43.25
2019	118.21	120.94	34,515	4,166,176	0.26	0.45	0.60	33.51	33.71
2018	88.41	90.58	41,316	3,737,548	0.24	0.45	0.60	(0.77)	(0.62)
2017	88.95	91.28	43,513	3,967,391	0.23	0.45	0.60	34.33	34.53

High Income IC
2021	7.55	15.26	222,928	2,309,608	5.32	0.45	0.60	3.79	3.94
2020	7.27	14.70	214,733	2,156,220	5.05	0.45	0.60	2.13	2.28
2019	7.10	14.40	223,252	2,299,286	5.22	0.45	0.60	14.42	14.59
2018	6.20	12.58	248,327	2,115,584	5.00	0.45	0.60	(3.87)	(3.72)
2017	6.44	13.09	220,999	2,375,808	3.75	0.45	0.60	6.30	6.46

High Income SC
2021	18.76	18.76	1,817	34,079	5.21	0.60	0.60	3.87	3.87
2020	18.06	18.06	1,920	34,671	4.43	0.60	0.60	2.04	2.04
2019	17.70	17.70	2,699	47,765	5.11	0.60	0.60	14.23	14.23
2018	15.49	15.49	2,808	43,499	5.50	0.60	0.60	(4.18)	(4.18)
2017	16.17	16.17	3,258	52,674	5.24	0.60	0.60	6.43	6.43

FS-76

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2021	90.94	153.91	175,645	24,406,141	0.06	0.45	0.60	27.07	27.26
2020	71.46	121.12	190,306	21,012,020	0.25	0.45	0.60	29.79	29.98
2019	54.97	93.32	202,400	17,499,237	0.45	0.45	0.60	30.79	30.99
2018	41.97	71.35	223,068	14,862,211	0.68	0.45	0.60	(6.94)	(6.80)
2017	45.03	76.67	253,964	18,441,152	0.99	0.45	0.60	21.15	21.33

Contrafund SC
2021	153.87	153.87	8,702	1,338,963	0.05	0.60	0.60	26.95	26.95
2020	121.21	121.21	10,336	1,252,817	0.15	0.60	0.60	29.65	29.65
2019	93.49	93.49	9,943	929,555	0.35	0.60	0.60	30.66	30.66
2018	71.55	71.55	10,886	778,898	0.60	0.60	0.60	(7.05)	(7.05)
2017	76.97	76.97	12,469	959,748	0.91	0.60	0.60	21.04	21.04

Mid Cap IC
2021	67.84	141.33	68,079	8,779,276	0.62	0.45	0.60	24.85	25.04
2020	54.25	113.20	68,034	7,307,515	0.67	0.45	0.60	17.48	17.66
2019	46.11	96.36	72,325	6,573,412	0.83	0.45	0.60	22.71	22.90
2018	37.52	78.52	102,217	6,897,579	0.63	0.45	0.60	(15.05)	(14.92)
2017	44.10	92.43	95,464	8,508,360	0.69	0.45	0.60	20.09	20.27

Mid Cap SC
2021	138.93	138.93	3,213	446,328	0.49	0.60	0.60	24.76	24.76
2020	111.36	111.36	3,621	403,218	0.56	0.60	0.60	17.33	17.33
2019	94.91	94.91	3,897	369,880	0.79	0.60	0.60	22.61	22.61
2018	77.41	77.41	4,143	320,730	0.52	0.60	0.60	(15.15)	(15.15)
2017	91.23	91.23	6,064	553,179	0.62	0.60	0.60	19.99	19.99

Strategic
2021	14.96	20.76	732,162	13,566,892	2.72	0.45	0.60	3.12	3.28
2020	14.48	20.13	646,567	11,835,872	3.26	0.45	0.60	6.87	7.03
2019	13.53	18.84	717,097	12,276,160	3.42	0.45	0.60	10.23	10.39
2018	12.26	17.09	700,072	10,871,021	3.64	0.45	0.60	(3.16)	(3.01)
2017	12.64	17.65	719,473	11,605,288	3.25	0.45	0.60	7.15	7.31

Money Market
2021	1.01	1.02	19,834,478	20,173,426	0.01	0.45	0.60	(0.59)	(0.43)
2020	1.02	1.03	20,942,308	21,415,650	0.21	0.45	0.60	(0.28)	(0.13)
2019	1.02	1.03	17,767,199	18,194,086	1.99	0.45	0.60	1.41	1.56
2018	1.01	1.01	21,669,460	21,881,243	1.66	0.45	0.60	1.04	1.19
2017	1.00	1.00	12,513,146	12,495,084	0.66	0.45	0.60	0.08	0.22

FS-77

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2021	40.49	40.49	2,542	102,934	2.17	0.60	0.60	18.18	18.18
2020	34.26	34.26	2,670	91,484	2.85	0.60	0.60	(0.46)	(0.46)
2019	34.42	34.42	3,578	123,144	2.56	0.60	0.60	24.35	24.35
2018	27.68	27.68	4,035	111,681	2.37	0.60	0.60	(8.13)	(8.13)
2017	30.13	30.13	6,004	180,904	1.77	0.60	0.60	7.93	7.93

Health
2021	79.03	79.03	2,429	191,979	0.21	0.60	0.60	11.63	11.63
2020	70.80	70.80	2,458	173,998	0.31	0.60	0.60	13.77	13.77
2019	62.23	62.23	2,504	155,846	0.02	0.60	0.60	31.71	31.71
2018	47.24	47.24	8,165	385,743	-	0.60	0.60	0.30	0.30
2017	47.10	47.10	4,276	201,398	0.38	0.60	0.60	15.14	15.14

Technology
2021	67.55	67.55	2,057	138,970	-	0.60	0.60	13.73	13.73
2020	59.40	59.40	2,866	170,222	-	0.60	0.60	45.24	45.24
2019	40.90	40.90	4,801	196,332	-	0.60	0.60	35.07	35.07
2018	30.28	30.28	6,517	197,314	-	0.60	0.60	(1.05)	(1.05)
2017	30.60	30.60	6,614	202,378	-	0.60	0.60	34.33	34.33

Intl. Growth
2021	52.61	57.32	24,154	1,355,375	1.27	0.45	0.60	5.26	5.41
2020	49.91	54.45	26,150	1,394,467	2.17	0.45	0.60	13.31	13.48
2019	43.98	48.06	30,508	1,440,391	1.60	0.45	0.60	27.81	28.00
2018	34.36	37.60	28,175	1,044,266	2.19	0.45	0.60	(15.49)	(15.36)
2017	40.59	44.49	28,006	1,239,250	1.36	0.45	0.60	22.27	22.45

Franchise
2021	149.44	152.36	3,058	464,715	-	0.45	0.60	11.26	11.43
2020	134.31	136.74	1,152	156,265	0.08	0.45	0.60	41.50	41.71
2019	94.92	96.49	896	85,973	-	0.45	0.60	35.94	36.14
2018	69.82	70.87	1,064	74,941	-	0.45	0.60	(4.21)	(4.06)
2017	72.89	73.87	845	62,182	0.11	0.45	0.60	21.73	26.59

Janus:
Growth
2021	107.36	107.36	706	75,833	0.10	0.60	0.60	19.62	19.62
2020	89.76	89.76	707	63,429	0.41	0.60	0.60	32.16	32.16
2019	67.92	67.92	707	48,027	0.46	0.60	0.60	34.71	34.71
2018	50.42	50.42	729	36,768	0.55	0.60	0.60	(3.16)	(3.16)
2017	52.06	52.06	730	38,019	0.40	0.60	0.60	27.12	27.12

FS-78

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense			Total
	Value ($)		Units	($)	Ratio %	Ratio %			Return %
	Min	Max				Min	Max		Min	Max
Neuberger Berman:
Mid-Cap
2021	56.31	56.31	6,699	377,240	-	0.60	0.60		12.32	12.32
2020	50.14	50.14	6,867	344,258	-	0.60	0.60		39.14	39.14
2019	36.03	36.03	7,723	278,279	-	0.60	0.60		31.96	31.96
2018	27.31	27.31	8,099	221,138	-	0.60	0.60		(6.97)	(6.97)
2017	29.35	29.35	7,946	233,226	-	0.60	0.60		24.54	24.54

Bond
2021	23.42	23.42	1,278	29,938	2.49	0.60	0.60		0.14	0.14
2020	23.38	23.38	1,469	34,360	2.19	0.60	0.60		2.84	2.84
2019	22.74	22.74	1,843	41,898	2.21	0.60	0.60		3.07	3.07
2018	22.06	22.06	1,798	39,667	1.50	0.60	0.60		0.42	0.42
2017	21.97	21.97	3,272	71,883	1.39	0.60	0.60		0.29	0.29

Equity
2021	41.52	41.68	30,022	1,248,152	0.39	0.45	0.60		22.74	22.92
2020	33.83	33.91	27,584	933,781	0.54	0.45	0.60		18.85	19.03
2019	28.46	28.49	36,860	1,049,519	0.40	0.45	0.60		9.07	9.10
2018	-	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-	-

Regency
2021	27.63	40.24	16,680	588,880	0.70	0.45	0.60		32.01	32.20
2020	20.90	30.48	10,691	263,924	0.98	0.45	0.60		(3.20)	(3.06)
2019	21.56	31.49	12,165	333,388	0.72	0.45	0.60		16.05	16.22
2018	18.55	27.14	16,827	410,735	0.66	0.45	0.60		(15.78)	(15.66)
2017	21.99	32.22	16,269	480,041	0.82	0.45	0.60		16.04	16.21

Rydex:
Nova
2021	49.99	509.58	18,976	1,291,880	0.37	0.45	0.60		41.34	41.55
2020	35.37	360.01	20,334	980,018	0.90	0.45	0.60		19.31	19.49
2019	29.64	301.28	16,324	686,514	1.71	0.45	0.60		44.18	44.39
2018	20.56	208.65	32,390	912,103	0.19	0.45	0.60		(10.86)	(10.72)
2017	23.06	233.72	52,529	1,776,313	0.05	0.45	0.60		31.00	31.19

NASDAQ
2021	112.88	119.63	27,004	3,180,251	-	0.45	0.60		24.79	24.98
2020	90.32	95.86	31,911	3,015,345	0.30	0.45	0.60		44.09	44.31
2019	62.58	66.53	30,013	1,996,143	0.13	0.45	0.60		36.05	36.25
2018	45.93	48.90	39,313	1,921,178	-	0.45	0.60		(2.40)	(2.25)
2017	46.99	50.10	60,716	3,005,946	-	0.45	0.60		30.34	30.53

FS-79

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2021	10.71	47.88	289,051	3,579,577	3.67	0.45	0.60	(9.73)	(9.60)
2020	11.86	52.96	221,885	3,136,742	4.62	0.45	0.60	33.50	33.70
2019	8.89	39.61	410,037	3,899,897	-	0.45	0.60	51.29	51.52
2018	5.87	26.15	416,771	2,515,648	4.35	0.45	0.60	(17.11)	(16.98)
2017	7.09	31.49	367,544	2,625,432	4.97	0.45	0.60	6.45	6.60

Inv. S&P 500
2021	0.55	5.12	213,942	141,215	-	0.45	0.60	(27.55)	(24.89)
2020	0.73	6.81	301,622	230,905	0.63	0.45	0.60	(29.33)	(25.47)
2019	0.98	9.12	334,098	333,598	0.79	0.45	0.60	(23.37)	(7.34)
2018	1.28	1.42	380,332	494,493	-	0.60	0.60	3.34	3.34
2017	1.24	11.48	392,879	494,035	-	0.45	0.60	(17.84)	(13.97)

Gov. Long Bond
2021	27.16	39.49	64,493	1,775,940	0.37	0.45	0.60	(8.04)	(2.30)
2020	29.54	42.88	67,819	2,028,145	0.12	0.45	0.60	(11.02)	21.23
2019	24.37	35.32	63,207	1,565,021	1.20	0.45	0.60	16.08	17.36
2018	20.99	30.38	63,662	1,362,595	1.57	0.45	0.60	(5.88)	(2.27)
2017	22.30	32.24	64,158	1,569,316	1.25	0.45	0.60	8.98	9.14

Inverse NASDAQ
2021	0.97	4.66	28,802	37,887	-	0.45	0.60	(25.90)	(25.79)
2020	1.31	6.28	34,427	52,714	0.84	0.45	0.60	(38.37)	(38.28)
2019	2.13	10.18	39,330	93,374	0.20	0.45	0.60	(28.44)	(28.33)
2018	2.97	14.20	194,417	600,848	-	0.45	0.60	(3.35)	(3.20)
2017	3.08	14.67	29,405	107,849	-	0.45	0.60	(25.10)	(24.99)

Inv. Long Bond
2021	5.03	22.02	8,211	118,829	-	0.45	0.60	(4.24)	0.37
2020	5.01	21.90	11,690	58,553	0.23	0.45	0.60	(21.56)	(10.16)
2019	6.39	27.88	3,833	24,476	-	0.45	0.60	(18.11)	(13.82)
2018	7.41	32.30	4,470	37,897	-	0.45	0.60	3.17	6.38
2017	7.18	31.26	5,223	38,465	-	0.45	0.60	(9.43)	(2.77)

Russell
2021	116.19	125.58	7,058	882,002	0.06	0.45	0.60	18.29	18.47
2020	98.08	106.16	8,165	858,907	-	0.45	0.60	19.32	19.50
2019	82.07	88.97	16,689	1,427,066	-	0.45	0.60	34.56	34.76
2018	60.90	66.12	18,610	1,186,240	-	0.45	0.60	(20.05)	(19.93)
2017	76.06	82.70	22,731	1,822,820	-	0.45	0.60	19.30	19.48

FS-80

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Sector Rotation
2021	20.49	21.79	32,759	693,671	0.66	0.45	0.60	23.06	23.24
2020	16.62	17.70	36,086	618,942	0.48	0.45	0.60	4.30	4.46
2019	15.91	16.97	76,692	1,292,568	0.59	0.45	0.60	4.91	5.07
2018	15.15	16.18	76,035	1,223,490	-	0.45	0.60	(13.46)	(13.33)
2017	17.48	18.70	73,225	1,361,243	0.43	0.45	0.60	13.62	14.17

Third Avenue:
Value
2021	19.50	40.90	47,263	1,852,146	0.71	0.45	0.60	21.34	21.52
2020	16.05	33.70	48,729	1,571,387	2.71	0.45	0.60	(2.98)	(2.83)
2019	16.51	34.74	50,889	1,705,926	0.27	0.45	0.60	11.79	11.96
2018	14.75	31.07	56,411	1,719,793	1.78	0.45	0.60	(20.82)	(20.70)
2017	18.60	39.24	64,375	2,516,102	0.85	0.45	0.60	12.91	13.08

Vanguard:
Equity Index
2021	83.78	131.48	940,077	94,271,192	1.25	0.45	0.60	27.78	27.97
2020	65.47	102.89	988,876	78,208,562	1.28	0.45	0.60	17.49	17.67
2019	55.64	87.57	952,006	65,762,528	1.56	0.45	0.60	30.51	30.71
2018	42.56	67.10	583,329	35,656,735	1.67	0.45	0.60	(5.08)	(4.94)
2017	44.77	70.69	598,754	39,693,243	1.74	0.45	0.60	20.93	21.11

Total Bond
2021	13.95	19.08	6,568,672	99,521,736	1.97	0.45	0.60	(2.30)	(2.16)
2020	14.26	19.53	5,642,106	88,255,308	2.13	0.45	0.60	6.94	7.10
2019	13.31	18.26	6,181,456	90,355,257	1.93	0.45	0.60	8.03	8.19
2018	12.30	16.90	3,337,025	49,085,981	2.24	0.45	0.60	(0.73)	(0.58)
2017	12.38	17.03	2,689,782	42,323,985	2.28	0.45	0.60	2.87	3.02

REIT Index
2021	24.72	68.90	686,866	30,555,654	2.02	0.45	0.60	39.37	39.58
2020	17.71	49.44	691,645	23,397,366	2.62	0.45	0.60	(5.42)	(5.28)
2019	18.70	52.27	767,511	26,538,661	2.64	0.45	0.60	28.03	28.23
2018	14.58	40.83	719,734	21,164,973	3.03	0.45	0.60	(5.92)	(5.78)
2017	15.48	43.40	635,751	22,462,606	2.45	0.45	0.60	4.15	4.31

Mid-Cap
2021	46.53	81.43	695,347	43,769,713	1.07	0.45	0.60	23.61	23.80
2020	37.59	65.87	639,152	34,577,009	1.53	0.45	0.60	17.37	17.54
2019	31.98	56.13	756,540	34,427,516	1.43	0.45	0.60	30.09	30.29
2018	24.54	43.15	708,151	25,869,579	1.15	0.45	0.60	(9.87)	(9.74)
2017	27.19	47.87	616,681	26,946,977	1.18	0.45	0.60	18.37	18.55

FS-81

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Stock Market Index
2021	79.56	138.17	520,428	52,985,956	1.15	0.45	0.60	24.89	25.08
2020	63.61	110.63	481,874	40,599,633	1.51	0.45	0.60	19.83	20.01
2019	53.01	92.32	410,376	30,699,465	1.52	0.45	0.60	29.97	30.17
2018	40.72	71.03	372,526	22,072,641	1.46	0.45	0.60	(5.91)	(5.76)
2017	43.21	75.49	354,078	23,890,465	1.85	0.45	0.60	20.25	20.43

Conservative
2021	34.56	34.84	213,302	7,422,325	1.59	0.45	0.60	5.36	5.51
2020	32.80	33.02	226,757	7,481,548	2.12	0.45	0.60	11.06	11.23
2019	29.53	29.69	167,632	4,973,237	1.64	0.45	0.60	15.14	15.31
2018	25.65	25.75	46,997	1,208,978	1.69	0.45	0.60	(3.57)	(3.42)
2017	26.60	26.66	30,862	822,095	1.27	0.45	0.60	10.23	10.39

Moderate
2021	42.22	42.47	90,602	3,832,645	1.26	0.45	0.60	9.42	9.58
2020	38.59	38.76	78,034	3,008,380	1.65	0.45	0.60	13.09	13.26
2019	34.12	34.22	41,381	1,410,337	2.28	0.45	0.60	18.82	19.00
2018	28.72	28.76	39,360	1,131,199	1.98	0.45	0.60	(5.51)	(5.36)
2017	30.39	30.39	41,768	1,269,455	1.47	0.45	0.60	14.12	14.29

Short-Term
2021	11.77	11.87	2,409,536	28,533,095	2.12	0.45	0.60	(1.05)	(0.90)
2020	11.89	11.97	2,278,389	27,229,440	2.36	0.45	0.60	4.86	5.02
2019	11.34	11.40	1,757,653	20,007,076	2.49	0.45	0.60	5.06	5.22
2018	10.79	10.83	1,507,659	16,311,434	1.47	0.45	0.60	0.43	0.59
2017	10.75	10.77	1,020,297	10,976,598	1.30	0.45	0.60	1.48	1.64

Equity Income
2021	42.50	74.22	384,794	23,013,348	1.90	0.45	0.60	24.58	24.77
2020	34.07	59.58	355,296	17,841,662	2.69	0.45	0.60	2.63	2.78
2019	33.14	58.05	374,625	18,676,247	2.36	0.45	0.60	23.68	23.87
2018	26.76	46.93	326,113	14,169,159	2.25	0.45	0.60	(6.53)	(6.39)
2017	28.58	50.21	303,184	14,694,381	2.52	0.45	0.60	17.54	17.72

Growth
2021	64.29	71.05	420,277	28,682,518	0.03	0.45	0.60	17.16	17.33
2020	54.79	60.64	384,276	22,603,953	0.33	0.45	0.60	42.24	42.45
2019	38.47	42.63	389,244	16,257,643	0.39	0.45	0.60	33.02	33.22
2018	28.87	32.05	368,783	11,645,047	0.30	0.45	0.60	(0.40)	(0.25)
2017	28.95	32.18	357,078	11,427,939	0.51	0.45	0.60	30.14	30.33

FS-82

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2021	10.84	20.15	1,024,954	15,248,284	4.16	0.45	0.60	3.06	3.21
2020	10.50	19.55	760,431	12,085,861	5.58	0.45	0.60	5.04	5.20
2019	9.98	18.61	779,913	12,111,105	5.77	0.45	0.60	14.98	15.16
2018	8.67	16.19	727,776	10,253,341	4.94	0.45	0.60	(3.31)	(3.17)
2017	8.95	16.74	810,338	11,950,888	4.83	0.45	0.60	6.37	6.53

Balanced
2021	43.07	69.53	482,192	28,381,544	1.72	0.45	0.60	18.31	18.48
2020	36.35	58.77	441,306	23,113,772	2.55	0.45	0.60	10.02	10.18
2019	32.99	53.42	435,454	21,233,437	2.66	0.45	0.60	21.75	21.94
2018	27.06	43.87	412,529	16,919,440	2.40	0.45	0.60	(3.99)	(3.84)
2017	28.14	45.70	441,232	19,356,188	2.28	0.45	0.60	14.04	14.21

International
2021	49.78	65.93	849,896	49,179,570	0.27	0.45	0.60	(2.13)	(1.98)
2020	50.79	67.36	927,626	54,792,347	1.07	0.45	0.60	56.64	56.87
2019	32.38	43.01	1,177,128	43,660,731	1.19	0.45	0.60	30.43	30.63
2018	24.78	32.97	792,647	24,215,325	0.77	0.45	0.60	(13.14)	(13.01)
2017	28.49	37.96	792,548	28,708,459	1.00	0.45	0.60	41.83	42.04

Diversified
2021	34.27	51.03	398,630	19,143,332	1.07	0.45	0.60	29.69	29.88
2020	26.38	39.35	446,965	16,500,974	2.66	0.45	0.60	11.11	11.28
2019	23.71	35.42	471,505	16,101,864	2.86	0.45	0.60	24.94	25.13
2018	18.95	28.35	486,123	13,472,454	2.55	0.45	0.60	(9.66)	(9.53)
2017	20.94	31.38	515,395	15,908,652	2.73	0.45	0.60	12.48	12.65

Small Company Growth
2021	47.95	91.98	241,603	20,391,329	0.37	0.45	0.60	13.54	13.71
2020	42.17	81.02	277,356	20,335,537	0.67	0.45	0.60	22.45	22.63
2019	34.39	66.16	342,555	20,217,200	0.51	0.45	0.60	27.33	27.54
2018	26.96	51.96	399,873	18,445,354	0.39	0.45	0.60	(7.82)	(7.68)
2017	29.21	56.37	398,733	20,865,234	0.47	0.45	0.60	22.73	22.91

International Stock
2021	25.46	25.49	349,524	8,908,188	1.71	0.45	0.60	7.88	8.04
2020	23.59	23.60	149,881	3,536,136	1.50	0.45	0.60	10.51	10.68
2019	21.32	21.35	23,298	496,859	-	0.45	0.60	2.98	6.73
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-83

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Global Bond
2021	22.10	22.15	120,859	2,674,635	1.43	0.45	0.60	(2.43)	(2.28)
2020	22.65	22.67	73,057	1,655,829	1.31	0.45	0.60	6.03	6.19
2019	21.35	21.36	36,170	772,274	-	0.45	0.60	(1.16)	1.07
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Allspring:
Discovery
2021	90.00	90.00	10,517	946,510	-	0.60	0.60	(5.61)	(5.61)
2020	95.35	95.35	10,477	998,981	-	0.60	0.60	61.68	61.68
2019	58.97	58.97	10,518	620,280	-	0.60	0.60	38.19	38.19
2018	42.68	42.68	9,207	392,919	-	0.60	0.60	(7.62)	(7.62)
2017	46.20	46.20	9,200	424,998	-	0.60	0.60	28.36	28.36

Opportunity
2021	208.10	208.10	1,281	266,522	0.04	0.60	0.60	24.03	24.03
2020	167.77	167.77	1,295	217,318	0.44	0.60	0.60	20.28	20.28
2019	139.49	139.49	1,310	182,665	0.28	0.60	0.60	30.68	30.68
2018	106.74	106.74	1,442	153,918	0.18	0.60	0.60	(7.70)	(7.70)
2017	115.65	115.65	2,913	336,862	0.69	0.60	0.60	19.72	19.72

ProFunds:
Bull
2021	95.48	95.48	15,889	1,517,112	-	0.90	0.90	25.21	25.21
2020	76.26	76.26	16,981	1,294,952	0.09	0.90	0.90	14.99	14.99
2019	66.31	66.31	13,789	914,384	0.27	0.90	0.90	27.73	27.73
2018	51.92	51.92	13,850	719,082	-	0.90	0.90	(6.99)	(6.99)
2017	55.82	55.82	43,258	2,414,692	-	0.90	0.90	18.28	18.28

Europe
2021	38.39	38.39	2,299	88,268	0.90	0.90	0.90	23.42	23.42
2020	31.11	31.11	1,781	55,402	2.54	0.90	0.90	(10.05)	(10.05)
2019	34.58	34.58	2,216	76,620	2.82	0.90	0.90	16.74	16.74
2018	29.62	29.62	2,263	67,045	2.48	0.90	0.90	(14.90)	(14.90)
2017	34.81	34.81	2,263	78,785	1.76	0.90	0.90	18.64	18.64

Mid-Cap
2021	99.42	99.42	335	33,267	0.26	0.90	0.90	27.38	27.38
2020	78.05	78.05	57	4,467	0.16	0.90	0.90	1.39	1.39
2019	76.98	76.98	758	58,326	0.20	0.90	0.90	22.97	22.97
2018	62.60	62.60	848	53,056	0.10	0.90	0.90	(14.07)	(14.07)
2017	72.85	72.85	848	61,742	0.31	0.90	0.90	9.62	9.62

FS-84

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
NASDAQ-100
2021	73.84	73.84	284	20,986	-	0.90	0.90	1.57	1.57
2020	74.77	74.77	459	34,326	-	0.90	0.90	46.86	46.86
2019	-	-	-	-	-	-	-	-	-
2018	38.09	38.09	-	-	-	0.90	0.90	0.80	0.80
2017	42.74	42.74	-	-	-	0.90	0.90	8.07	8.07

Small-Cap
2021	44.59	44.59	129	5,737	-	0.90	0.90	5.07	5.07
2020	39.82	39.82	-	-	-	0.90	0.90	(2.13)	(2.13)
2019	-	-	-	-	-	-	-	-	-
2018	28.64	28.64	-	-	-	0.90	0.90	(14.17)	(14.17)
2017	35.01	35.01	1,590	55,647	-	0.90	0.90	(0.64)	(0.64)

Small-Cap Value
2021	90.55	90.55	151	13,716	0.09	0.90	0.90	27.42	27.42
2020	71.06	71.06	61	4,348	0.02	0.90	0.90	0.14	0.14
2019	70.96	70.96	71	5,021	-	0.90	0.90	21.46	21.46
2018	58.43	58.43	87	5,058	-	0.90	0.90	(14.98)	(14.98)
2017	68.72	68.72	87	5,949	0.02	0.90	0.90	8.71	8.71

Classic Dow
2021	70.85	70.85	76	5,401	-	0.90	0.90	16.45	16.45
2020	60.84	60.84	758	46,119	0.41	0.90	0.90	6.45	6.45
2019	57.15	57.15	1,293	73,888	0.09	0.90	0.90	21.09	21.09
2018	47.20	47.20	1,539	72,652	-	0.90	0.90	(6.87)	(6.87)
2017	50.68	50.68	1,539	78,012	-	0.90	0.90	22.50	22.50

Bear
2021	14.64	14.64	219	3,209	-	0.90	0.90	(25.30)	(25.30)
2020	19.59	19.59	78	1,531	0.50	0.90	0.90	(26.50)	(26.50)
2019	-	-	-	-	-	-	-	-	-
2018	34.40	34.40	-	-	-	0.90	0.90	(5.09)	(5.09)
2017	6.11	6.11	923	5,637	-	0.90	0.90	(18.70)	(18.70)

Short NASDAQ
2021	0.71	0.71	2,945	2,086	-	0.90	0.90	(25.81)	(25.81)
2020	0.95	0.95	615	587	0.06	0.90	0.90	(43.34)	(43.34)
2019	1.69	1.69	615	1,036	0.17	0.90	0.90	(28.69)	(28.69)
2018	2.36	2.36	615	1,454	-	0.90	0.90	(3.75)	(3.75)
2017	2.46	2.46	615	1,510	-	0.90	0.90	(25.90)	(25.90)

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Short Small-Cap
2021	22.33	22.33	228	5,101	-	0.90	0.90	(24.02)	(24.02)
2020	1.41	1.41	7,193	10,177	0.55	0.90	0.90	(32.57)	(32.57)
2019	2.10	2.10	4,504	9,451	0.12	0.90	0.90	(21.49)	(21.49)
2018	2.67	2.67	4,504	12,038	-	0.90	0.90	9.40	9.40
2017	2.44	2.44	4,504	11,004	-	0.90	0.90	(14.97)	(14.97)

Short Dow
2021	5.44	5.44	150	815	-	0.90	0.90	(20.51)	(20.51)
2020	6.85	6.85	150	1,026	0.23	0.90	0.90	(21.64)	(21.64)
2019	8.74	8.74	221	1,935	0.05	0.90	0.90	(19.94)	(19.94)
2018	10.91	10.91	221	2,417	-	0.90	0.90	1.42	1.42
2017	10.76	10.76	221	2,383	-	0.90	0.90	(22.72)	(22.72)

UltraMid
2021	73.43	73.43	315	23,138	-	0.90	0.90	35.64	35.64
2020	50.42	50.42	-	-	0.24	0.90	0.90	(28.41)	(28.41)
2019	124.50	124.50	141	17,515	-	0.90	0.90	46.50	46.50
2018	84.99	84.99	380	32,263	-	0.90	0.90	(27.43)	(27.43)
2017	117.11	117.11	114	13,358	-	0.90	0.90	27.72	27.72

UltraOTC
2021	602.51	602.51	3,144	1,894,176	-	0.90	0.90	51.15	51.15
2020	398.62	398.62	3,096	1,234,273	-	0.90	0.90	84.63	84.63
2019	215.90	215.90	3,303	713,037	-	0.90	0.90	78.06	78.06
2018	121.25	121.25	3,463	419,886	-	0.90	0.90	(10.44)	(10.44)
2017	135.39	135.39	3,753	508,127	-	0.90	0.90	66.83	66.83

UltraSmall
2021	28.44	28.44	739	21,017	-	0.90	0.90	2.09	2.09
2020	23.21	23.21	-	-	0.79	0.90	0.90	(28.94)	(28.94)
2019	70.37	70.37	169	11,859	-	0.90	0.90	46.02	46.02
2018	48.19	48.19	304	14,639	-	0.90	0.90	(27.61)	(27.61)
2017	66.57	66.57	289	19,269	-	0.90	0.90	24.06	24.06

UltraBull
2021	135.12	135.12	1,063	143,601	-	0.90	0.90	56.73	56.73
2020	86.21	86.21	826	71,182	0.86	0.90	0.90	18.76	18.76
2019	72.60	72.60	849	61,655	0.26	0.90	0.90	58.74	58.74
2018	45.73	45.73	849	38,841	-	0.90	0.90	(16.26)	(16.26)
2017	54.62	54.62	849	46,385	-	0.90	0.90	39.76	39.76

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
U.S. Gov. Plus
2021	68.35	68.35	25	1,741	-	0.90	0.90	(7.92)	(7.92)
2020	74.23	74.23	753	55,893	0.03	0.90	0.90	19.60	19.60
2019	62.07	62.07	474	29,433	0.88	0.90	0.90	17.16	17.16
2018	52.97	52.97	689	36,511	0.97	0.90	0.90	(6.27)	(6.27)
2017	56.52	56.52	518	29,304	0.45	0.90	0.90	8.51	8.51

Opportunity
2021	2.70	2.70	16,561	44,759	-	0.90	0.90	(0.97)	(0.97)
2020	2.73	2.73	364	992	0.39	0.90	0.90	(27.35)	(27.35)
2019	3.76	3.76	846	3,179	0.16	0.90	0.90	(18.13)	(18.13)
2018	4.59	4.59	946	4,343	-	0.90	0.90	3.25	3.25
2017	4.44	4.44	875	3,888	-	0.90	0.90	(12.66)	(12.66)

Oil & Gas
2021	52.52	52.52	1,654	86,889	1.49	0.90	0.90	50.57	50.57
2020	34.88	34.88	971	33,877	2.62	0.90	0.90	(35.05)	(35.05)
2019	53.71	53.71	948	50,931	1.37	0.90	0.90	7.55	7.55
2018	49.94	49.94	968	48,344	1.66	0.90	0.90	(20.94)	(20.94)
2017	63.17	63.17	968	61,148	1.22	0.90	0.90	(4.04)	(4.04)

Precious Metals
2021	29.91	29.91	3,358	100,435	-	0.90	0.90	(9.75)	(9.75)
2020	33.14	33.14	2,503	82,959	0.25	0.90	0.90	22.99	22.99
2019	26.94	26.94	3,828	103,131	0.03	0.90	0.90	44.68	44.68
2018	18.62	18.62	3,300	61,451	-	0.90	0.90	(14.25)	(14.25)
2017	21.72	21.72	1,800	39,090	-	0.90	0.90	4.34	4.34

Real Estate
2021	124.65	124.65	969	120,804	0.02	0.90	0.90	35.85	35.85
2020	91.75	91.75	943	86,553	1.57	0.90	0.90	(7.13)	(7.13)
2019	98.80	98.80	1,081	106,845	1.68	0.90	0.90	25.63	25.63
2018	78.65	78.65	1,158	91,063	2.17	0.90	0.90	(6.54)	(6.54)
2017	84.15	84.15	1,066	89,670	1.06	0.90	0.90	7.08	7.08

High Yield
2021	27.00	27.00	541	14,603	2.54	0.90	0.90	(0.32)	(0.32)
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Money Market
2021	0.96	0.96	363,221	348,913	0.01	0.90	0.90	(0.88)	(0.88)
2020	0.97	0.97	517,167	501,200	0.06	0.90	0.90	(0.86)	(0.86)
2019	0.98	0.98	2,065,289	2,018,853	0.77	0.90	0.90	(0.13)	(0.13)
2018	0.98	0.98	2,075,239	2,031,217	0.64	0.90	0.90	(0.48)	(0.48)
2017	0.98	0.98	460,882	453,274	0.02	0.90	0.90	(0.87)	(0.87)

Pimco:
Commodity
2021	10.21	10.22	271,685	2,774,064	4.25	0.45	0.60	32.55	32.74
2020	7.70	7.70	244,780	1,885,678	6.41	0.45	0.60	0.75	0.90
2019	7.63	7.65	287,569	2,197,154	4.57	0.45	0.60	10.77	10.93
2018	6.88	6.90	323,268	2,230,062	2.09	0.45	0.60	(14.65)	(14.52)
2017	8.05	8.09	322,036	2,603,491	12.66	0.45	0.60	1.54	1.70

Total Return
2021	13.35	16.77	967,973	14,073,768	1.83	0.45	0.60	(1.85)	(1.71)
2020	13.58	17.08	881,599	13,081,819	2.11	0.45	0.60	7.99	8.16
2019	12.56	15.82	740,864	10,184,848	3.00	0.45	0.60	7.71	7.87
2018	11.64	14.69	668,085	8,650,668	2.55	0.45	0.60	(1.13)	(0.98)
2017	11.75	14.85	601,127	8,192,522	2.01	0.45	0.60	4.29	4.45

Low Duration
2021	11.17	11.17	1,054	11,765	0.48	0.60	0.60	(1.51)	(1.51)
2020	11.34	11.34	9,960	112,912	1.07	0.60	0.60	2.37	2.37
2019	11.07	11.07	5,924	65,597	2.77	0.60	0.60	3.40	3.40
2018	10.71	10.71	6,155	65,912	1.98	0.60	0.60	(0.26)	(0.26)
2017	10.74	10.74	1,653	17,751	1.34	0.60	0.60	0.75	0.75

American Century:
Mid Cap
2021	34.67	46.44	82,889	3,357,684	1.18	0.45	0.60	22.47	22.65
2020	28.27	37.92	72,313	2,495,186	1.84	0.45	0.60	0.61	0.76
2019	28.05	37.69	71,448	2,445,517	2.12	0.45	0.60	28.38	28.57
2018	21.82	29.36	63,393	1,711,159	1.38	0.45	0.60	(13.36)	(13.23)
2017	25.15	33.88	74,932	2,405,441	1.53	0.45	0.60	11.03	11.20

International
2021	18.00	19.06	68,821	1,303,957	0.16	0.45	0.60	8.10	8.26
2020	16.63	17.63	71,412	1,256,102	0.50	0.45	0.60	25.13	25.31
2019	13.27	14.09	98,317	1,380,449	0.91	0.45	0.60	27.65	27.85
2018	10.38	11.04	121,669	1,336,825	1.33	0.45	0.60	(15.73)	(15.60)
2017	12.30	13.10	155,456	2,023,749	0.89	0.45	0.60	30.43	30.62

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
Inflation
2021	11.91	12.17	132,742	1,605,543	3.81	0.45	0.60	5.98	6.14
2020	11.23	11.47	45,950	524,798	2.09	0.45	0.60	9.31	11.34
2019	10.28	10.49	14,520	152,306	1.03	0.45	0.60	(0.36)	(0.32)
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2021	71.22	80.31	6,951	551,584	1.50	0.45	0.60	23.76	23.86
2020	57.55	64.84	4,363	282,802	2.18	0.45	0.60	3.88	38.18
2019	51.34	51.34	131	6,748	1.57	0.60	0.60	7.89	7.89
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS Growth
2021	150.06	168.98	7,159	1,147,447	0.51	0.45	0.60	21.57	21.75
2020	123.44	138.80	3,670	472,955	0.61	0.45	0.60	46.11	51.78
2019	81.22	91.45	408	37,327	2.02	0.45	0.60	(1.16)	3.79
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Blue Chip
2021	19.00	20.79	28,828	586,366	1.71	0.45	0.60	27.35	27.54
2020	14.92	16.30	36,183	578,819	2.84	0.45	0.60	8.39	8.55
2019	13.76	15.02	15,467	222,050	3.96	0.45	0.60	6.77	13.43
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS International
2021	23.58	24.27	9,921	240,247	2.62	0.45	0.60	(1.82)	(1.68)
2020	24.02	24.68	7,856	193,420	1.24	0.45	0.60	13.59	13.76
2019	21.15	21.69	3,441	73,892	5.87	0.45	0.60	3.76	4.53
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS New World
2021	32.98	33.41	30,028	1,002,473	1.29	0.45	0.60	4.54	4.69
2020	31.55	31.92	10,352	330,372	0.22	0.45	0.60	20.41	33.32
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton:
Global Inc.
2021	15.08	24.67	237,829	5,445,563	-	0.45	0.60	(5.56)	(5.42)
2020	15.95	26.12	230,992	5,571,217	8.42	0.45	0.60	(5.85)	(5.71)
2019	16.91	27.75	262,035	6,570,245	7.04	0.45	0.60	1.40	1.56
2018	16.65	27.36	259,298	6,540,281	-	0.45	0.60	1.33	1.48
2017	16.41	27.00	280,602	7,009,199	-	0.45	0.60	1.32	1.47

MFS:
Utilities IC
2021	48.58	70.16	34,638	2,234,792	1.75	0.45	0.60	13.41	13.58
2020	42.77	61.86	35,226	1,994,044	2.61	0.45	0.60	5.27	5.43
2019	40.57	58.77	50,860	2,628,366	4.06	0.45	0.60	24.32	24.51
2018	32.58	47.27	45,297	1,953,248	1.09	0.45	0.60	0.45	0.60
2017	32.39	47.06	43,035	1,947,527	4.44	0.45	0.60	14.15	14.32

Mid Cap
2021	17.49	17.56	47,242	828,417	-	0.45	0.60	13.43	13.60
2020	15.42	15.46	32,775	506,089	-	0.45	0.60	35.66	35.87
2019	11.37	11.38	17,959	204,179	-	0.45	0.60	4.04	10.81
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Research
2021	23.77	24.20	168,555	4,067,740	0.82	0.45	0.60	10.90	11.07
2020	21.40	21.82	178,236	3,881,960	2.10	0.45	0.60	12.27	12.44
2019	19.03	19.43	209,701	4,065,941	1.46	0.45	0.60	27.28	27.47
2018	14.93	15.27	226,986	3,458,716	1.51	0.45	0.60	(14.64)	(14.51)
2017	17.47	17.89	216,807	3,872,008	1.83	0.45	0.60	27.53	27.72

Summit:
S&P 500
2021	285.08	318.38	17,703	5,362,000	1.36	0.45	0.60	27.65	27.84
2020	223.00	249.42	15,720	3,770,304	1.70	0.45	0.60	17.39	17.57
2019	189.67	212.46	15,952	3,296,915	1.86	0.45	0.60	30.37	30.56
2018	145.27	162.97	14,484	2,313,808	2.01	0.45	0.60	(5.30)	(5.16)
2017	153.18	172.10	13,835	2,361,955	1.43	0.45	0.60	20.74	20.92

EAFE Intl.
2021	117.60	126.02	8,944	1,072,528	1.70	0.45	0.60	10.21	10.38
2020	106.55	114.34	7,976	878,254	3.51	0.45	0.60	7.13	7.29
2019	99.31	106.73	9,669	989,859	2.76	0.45	0.60	20.54	20.72
2018	82.26	88.55	9,401	800,897	3.06	0.45	0.60	(14.10)	(13.97)
2017	95.62	103.08	8,254	825,992	2.16	0.45	0.60	24.02	24.20

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P MidCap
2021	228.02	228.02	3,267	744,847	0.90	0.60	0.60	23.67	23.67
2020	184.37	184.37	2,545	469,259	1.19	0.60	0.60	12.65	12.65
2019	163.68	163.68	2,707	443,041	1.15	0.60	0.60	25.08	25.08
2018	130.86	130.86	3,484	455,907	1.12	0.60	0.60	(11.86)	(11.86)
2017	148.47	148.47	3,746	556,212	0.68	0.60	0.60	15.20	15.20

Growth
2021	24.93	25.09	299,949	7,482,443	0.98	0.45	0.60	15.18	15.35
2020	21.65	21.75	326,037	7,060,414	1.61	0.45	0.60	1.54	1.70
2019	21.32	21.39	354,072	7,549,922	1.35	0.45	0.60	18.51	18.69
2018	17.99	18.02	394,566	7,098,634	1.09	0.45	0.60	(8.05)	(7.92)
2017	19.56	19.57	421,297	8,242,407	1.16	0.45	0.60	16.23	16.40

Mod. Growth
2021	24.56	24.70	256,950	6,346,373	1.00	0.45	0.60	12.97	13.13
2020	21.71	21.87	262,984	5,749,533	1.61	0.45	0.60	3.13	3.29
2019	21.01	21.21	305,160	6,467,822	1.47	0.45	0.60	17.86	18.03
2018	17.80	17.99	311,358	5,600,032	1.23	0.45	0.60	(7.25)	(7.11)
2017	19.17	19.40	323,433	6,271,051	1.17	0.45	0.60	13.87	14.04

Moderate
2021	23.52	23.55	517,918	12,198,020	1.04	0.45	0.60	9.41	9.57
2020	21.46	21.53	562,075	12,098,651	1.68	0.45	0.60	4.73	4.88
2019	20.46	20.56	608,555	12,506,850	1.55	0.45	0.60	16.32	16.49
2018	17.57	17.67	657,603	11,617,902	1.36	0.45	0.60	(6.30)	(6.16)
2017	18.72	18.86	679,182	12,804,396	1.31	0.45	0.60	11.49	11.66

Russell Small Cap
2021	142.13	143.26	47,626	6,829,468	0.75	0.45	0.60	13.84	14.01
2020	124.85	125.65	43,347	5,458,806	1.08	0.45	0.60	18.93	19.11
2019	104.98	105.49	44,767	4,736,122	1.27	0.45	0.60	24.33	24.51
2018	84.44	84.72	18,275	1,556,782	1.16	0.45	0.60	(11.76)	(11.63)
2017	95.69	95.87	13,282	1,287,508	0.85	0.45	0.60	13.69	13.86

T. Rowe:
Blue Chip
2021	61.08	64.19	272,068	16,954,947	-	0.45	0.60	16.92	17.09
2020	52.24	54.82	308,667	16,393,910	-	0.45	0.60	33.48	33.68
2019	39.14	41.01	360,229	14,293,683	-	0.45	0.60	29.11	29.31
2018	30.31	31.71	408,765	12,543,598	-	0.45	0.60	1.30	1.46
2017	29.92	31.26	427,240	12,878,262	-	0.45	0.60	35.36	35.56

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Morgan Stanley:
Emerging Markets
2021	20.20	27.26	537,834	12,958,010	0.83	0.45	0.60	2.37	2.53
2020	19.70	26.63	545,151	12,951,553	1.40	0.45	0.60	13.75	13.93
2019	17.30	23.41	569,631	11,899,629	1.07	0.45	0.60	18.87	19.05
2018	14.53	19.69	561,353	9,983,235	0.48	0.45	0.60	(17.96)	(17.84)
2017	17.68	24.00	509,466	11,426,052	0.72	0.45	0.60	34.26	34.46

DFA:
Bond
2021	11.69	12.68	2,177,063	25,717,492	0.77	0.45	0.60	(1.63)	(1.48)
2020	11.87	12.89	1,820,085	21,912,672	0.03	0.45	0.60	0.85	1.00
2019	11.75	12.79	1,891,468	22,560,225	3.04	0.45	0.60	3.56	3.72
2018	11.33	12.35	1,329,386	15,405,389	5.36	0.45	0.60	1.14	1.29
2017	11.18	12.21	919,948	10,670,170	2.55	0.45	0.60	1.50	1.66

Small
2021	19.57	23.41	657,439	13,231,616	2.73	0.45	0.60	13.88	14.05
2020	17.16	20.56	611,626	10,850,169	2.08	0.45	0.60	8.76	8.92
2019	15.75	18.90	660,889	10,776,774	3.09	0.45	0.60	23.16	23.34
2018	12.77	15.35	509,078	6,806,753	1.99	0.45	0.60	(20.25)	(20.13)
2017	15.99	19.24	343,563	5,970,226	3.45	0.45	0.60	29.17	29.37

Value
2021	16.23	17.97	1,472,304	24,880,989	4.06	0.45	0.60	17.41	17.59
2020	13.81	15.31	1,620,713	23,392,527	2.45	0.45	0.60	(2.35)	(2.21)
2019	14.12	15.68	1,578,796	23,354,479	3.90	0.45	0.60	15.17	15.34
2018	12.24	13.61	1,305,295	16,913,228	3.05	0.45	0.60	(17.58)	(17.46)
2017	14.83	16.52	989,880	15,819,746	3.27	0.45	0.60	25.06	25.25

Fixed
2021	10.37	10.57	1,495,768	15,720,054	0.01	0.45	0.60	(0.79)	(0.64)
2020	10.45	10.64	1,298,378	13,709,366	0.54	0.45	0.60	0.00	0.15
2019	10.45	10.62	1,412,191	14,895,415	2.33	0.45	0.60	1.90	2.06
2018	10.26	10.41	1,339,164	13,837,103	1.84	0.45	0.60	1.17	1.32
2017	10.14	10.27	996,447	10,149,544	1.22	0.45	0.60	0.23	0.38

Large
2021	42.29	48.43	581,076	25,265,655	1.81	0.45	0.60	26.28	26.47
2020	33.44	38.35	565,194	19,538,181	2.04	0.45	0.60	(1.97)	(1.82)
2019	34.06	39.12	636,511	22,386,703	2.34	0.45	0.60	25.03	25.22
2018	27.20	31.29	591,590	16,730,440	2.60	0.45	0.60	(12.64)	(12.51)
2017	31.09	35.82	424,389	14,032,119	2.35	0.45	0.60	18.37	18.55

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Targeted
2021	35.24	37.28	526,485	18,700,315	1.50	0.45	0.60	38.85	39.06
2020	25.34	26.85	532,048	13,605,547	2.06	0.45	0.60	3.36	3.52
2019	24.48	25.98	493,543	12,207,263	1.70	0.45	0.60	21.83	22.01
2018	20.07	21.32	368,433	7,474,926	1.09	0.45	0.60	(16.37)	(16.25)
2017	23.96	25.50	282,806	6,912,141	1.60	0.45	0.60	9.11	9.28

Global
2021	18.16	18.29	750,980	13,732,292	1.47	0.45	0.60	13.52	13.69
2020	16.00	16.08	696,142	11,196,335	1.35	0.45	0.60	10.62	10.79
2019	14.46	14.52	512,633	7,441,364	3.07	0.45	0.60	17.42	17.60
2018	12.32	12.35	253,371	3,127,357	2.42	0.45	0.60	(7.46)	(7.32)
2017	13.31	13.32	130,369	1,736,395	3.83	0.45	0.60	13.88	14.05

Equity
2021	16.49	16.54	153,705	2,540,306	2.52	0.45	0.60	23.63	23.82
2020	13.34	13.36	80,271	1,071,893	2.42	0.45	0.60	11.49	11.65
2019	11.96	11.96	36,488	436,511	2.51	0.45	0.60	9.55	10.34
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-93

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2021	2020
Calvert:
Balanced
Units issued	91,975	76,504
Units redeemed	(103,256)	(53,173)
Net increase(decrease)	(11,281)	23,331

Mid Cap
Units issued	1	-
Units redeemed	(144)	(2,531)
Net increase(decrease)	(143)	(2,531)

Scudder:
Small Cap
Units issued	2,093	327
Units redeemed	(288)	(1,270)
Net increase(decrease)	1,805	(943)

Small Mid Value
Units issued	112,656	53,292
Units redeemed	(103,943)	(46,869)
Net increase(decrease)	8,713	6,423

Thematic
Units issued	86,855	54,372
Units redeemed	(51,831)	(55,324)
Net increase(decrease)	35,024	(952)

Growth
Units issued	2,557	4,440
Units redeemed	(2,571)	(2,596)
Net increase(decrease)	(14)	1,844

Fidelity:
Overseas IC
Units issued	49,948	76,146
Units redeemed	(61,568)	(86,683)
Net increase(decrease)	(11,620)	(10,537)

Inv. Grade Bond IC
Units issued	2,914,705	2,809,617
Units redeemed	(2,810,765)	(2,839,522)
Net increase(decrease)	103,940	(29,905)

FS-94

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Equity Income IC
Units issued	11,352	10,296
Units redeemed	(12,444)	(15,540)
Net increase(decrease)	(1,092)	(5,244)

Growth IC
Units issued	22,264	18,582
Units redeemed	(24,262)	(23,230)
Net increase(decrease)	(1,998)	(4,648)

High Income IC
Units issued	185,327	163,955
Units redeemed	(177,132)	(172,474)
Net increase(decrease)	8,195	(8,519)

High Income SC
Units issued	-	-
Units redeemed	(103)	(779)
Net increase(decrease)	(103)	(779)

Contrafund IC
Units issued	43,604	93,144
Units redeemed	(58,265)	(105,238)
Net increase(decrease)	(14,661)	(12,094)

Contrafund SC
Units issued	220	758
Units redeemed	(1,854)	(365)
Net increase(decrease)	(1,634)	393

Mid Cap IC
Units issued	23,395	42,362
Units redeemed	(23,350)	(46,653)
Net increase(decrease)	45	(4,291)

Mid Cap SC
Units issued	-	-
Units redeemed	(408)	(276)
Net increase(decrease)	(408)	(276)

FS-95

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Strategic
Units issued	1,529,661	1,779,564
Units redeemed	(1,444,066)	(1,850,094)
Net increase(decrease)	85,595	(70,530)

Money Market
Units issued	40,430,826	379,604,078
Units redeemed	(41,538,656)	(376,428,969)
Net increase(decrease)	(1,107,830)	3,175,109

AIM:
Dividend
Units issued	315	609
Units redeemed	(443)	(1,517)
Net increase(decrease)	(128)	(908)

Health
Units issued	-	367
Units redeemed	(29)	(413)
Net increase(decrease)	(29)	(46)

Technology
Units issued	-	1,072
Units redeemed	(809)	(3,007)
Net increase(decrease)	(809)	(1,935)

Intl. Growth
Units issued	21,776	26,626
Units redeemed	(23,772)	(30,984)
Net increase(decrease)	(1,996)	(4,358)

Franchise
Units issued	4,075	534
Units redeemed	(2,169)	(278)
Net increase(decrease)	1,906	256

Janus:
Growth
Units issued	-	-
Units redeemed	(1)	-
Net increase(decrease)	(1)	-

FS-96

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Neuberger Berman:
Mid-Cap
Units issued	-	343
Units redeemed	(168)	(1,199)
Net increase(decrease)	(168)	(856)

Bond
Units issued	-	-
Units redeemed	(191)	(374)
Net increase(decrease)	(191)	(374)

Equity
Units issued	15,696	6,837
Units redeemed	(13,258)	(16,113)
Net increase(decrease)	2,438	(9,276)

Regency
Units issued	23,380	20,224
Units redeemed	(17,391)	(21,698)
Net increase(decrease)	5,989	(1,474)

Rydex:
Nova
Units issued	28,071	31,875
Units redeemed	(29,429)	(27,865)
Net increase(decrease)	(1,358)	4,010

NASDAQ
Units issued	6,249	42,960
Units redeemed	(11,156)	(41,062)
Net increase(decrease)	(4,907)	1,898

Precious Metals
Units issued	231,950	784,844
Units redeemed	(164,784)	(972,996)
Net increase(decrease)	67,166	(188,152)

Inv. S&P 500
Units issued	167,823	542,178
Units redeemed	(255,503)	(574,654)
Net increase(decrease)	(87,680)	(32,476)

FS-97

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Rydex, continued:
Gov. Long Bond
Units issued	7,566	22,478
Units redeemed	(10,892)	(17,866)
Net increase(decrease)	(3,326)	4,612

Inverse NASDAQ
Units issued	138,311	93,745
Units redeemed	(143,936)	(98,648)
Net increase(decrease)	(5,625)	(4,903)

Inv. Long Bond
Units issued	22,723	15,387
Units redeemed	(26,202)	(7,530)
Net increase(decrease)	(3,479)	7,857

Russell
Units issued	743	1,117
Units redeemed	(1,850)	(9,641)
Net increase(decrease)	(1,107)	(8,524)

Sector Rotation
Units issued	56,061	102,183
Units redeemed	(59,388)	(142,789)
Net increase(decrease)	(3,327)	(40,606)

Third Avenue:
Value
Units issued	12,982	12,064
Units redeemed	(14,448)	(14,224)
Net increase(decrease)	(1,466)	(2,160)

Vanguard:
Equity Index
Units issued	2,787,797	2,915,471
Units redeemed	(2,836,596)	(2,878,601)
Net increase(decrease)	(48,799)	36,870

Total Bond
Units issued	12,805,894	15,323,503
Units redeemed	(11,879,328)	(15,862,853)
Net increase(decrease)	926,566	(539,350)

FS-98

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Vanguard, continued:
REIT Index
Units issued	913,958	1,024,358
Units redeemed	(918,737)	(1,100,224)
Net increase(decrease)	(4,779)	(75,866)

Mid-Cap
Units acquired	796,933	899,320
Units disposed	(740,738)	(1,016,708)
Net increase(decrease)	56,195	(117,388)

Stock Market Index
Units acquired	409,182	362,683
Units disposed	(370,628)	(291,185)
Net increase(decrease)	38,554	71,498

Conservative
Units acquired	105,716	144,105
Units disposed	(119,171)	(84,980)
Net increase(decrease)	(13,455)	59,125

Moderate
Units acquired	53,072	51,520
Units disposed	(40,504)	(14,867)
Net increase(decrease)	12,568	36,653

Short-Term
Units acquired	3,102,837	3,676,808
Units disposed	(2,971,690)	(3,156,072)
Net increase(decrease)	131,147	520,736

Equity Income
Units acquired	290,871	322,509
Units disposed	(261,373)	(341,838)
Net increase(decrease)	29,498	(19,329)

Growth
Units acquired	301,780	251,544
Units disposed	(265,779)	(256,512)
Net increase(decrease)	36,001	(4,968)

FS-99

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Vanguard, continued:
High Yield Bond
Units acquired	2,095,318	1,254,114
Units disposed	(1,830,795)	(1,273,596)
Net increase(decrease)	264,523	(19,482)

Balanced
Units acquired	365,719	366,036
Units disposed	(324,833)	(360,184)
Net increase(decrease)	40,886	5,852

International
Units acquired	1,095,785	1,478,106
Units disposed	(1,173,515)	(1,727,608)
Net increase(decrease)	(77,730)	(249,502)

Diversified
Units acquired	604,180	796,299
Units disposed	(652,515)	(820,839)
Net increase(decrease)	(48,335)	(24,540)

Small Company Growth
Units acquired	121,593	189,280
Units disposed	(157,346)	(254,479)
Net increase(decrease)	(35,753)	(65,199)

International Stock
Units acquired	482,975	227,211
Units disposed	(283,332)	(100,628)
Net increase(decrease)	199,643	126,583

Global Bond
Units acquired	146,573	83,716
Units disposed	(98,771)	(46,829)
Net increase(decrease)	47,802	36,887

Allspring:
Discovery
Units acquired	41	7
Units disposed	(1)	(48)
Net increase(decrease)	40	(41)

Opportunity
Units acquired	1	-
Units disposed	(15)	(15)
Net increase(decrease)	(14)	(15)

FS-100

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
ProFunds:
Bull
Units acquired	195	20,662
Units disposed	(1,287)	(17,470)
Net increase(decrease)	(1,092)	3,192

Europe
Units acquired	702	-
Units disposed	(184)	(435)
Net increase(decrease)	518	(435)

Mid-Cap
Units acquired	365	-
Units disposed	(87)	(701)
Net increase(decrease)	278	(701)

NASDAQ-100
Units acquired	690	4,303
Units disposed	(865)	(3,844)
Net increase(decrease)	(175)	459

Small-Cap
Units acquired	129	671
Units disposed	-	(671)
Net increase(decrease)	129	-

Small-Cap Value
Units acquired	183	-
Units disposed	(93)	(10)
Net increase(decrease)	90	(10)

Classic Dow
Units acquired	76	497
Units disposed	(758)	(1,032)
Net increase(decrease)	(682)	(535)

Bear
Units acquired	141	1,193
Units disposed	-	(1,115)
Net increase(decrease)	141	78

Short NASDAQ
Units acquired	10,105	44,699
Units disposed	(7,775)	(44,699)
Net increase(decrease)	2,330	-

FS-101

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
ProFunds, continued:
Short Small-Cap
Units acquired	15,911	11,923
Units disposed	(22,876)	(9,234)
Net increase(decrease)	(6,965)	2,689

Short Dow
Units acquired	-	1
Units disposed	-	(72)
Net increase(decrease)	-	(71)

UltraMid
Units acquired	2,141	-
Units disposed	(1,826)	(141)
Net increase(decrease)	315	(141)

UltraOTC
Units acquired	113	59
Units disposed	(65)	(266)
Net increase(decrease)	48	(207)

UltraSmall
Units acquired	2,588	209
Units disposed	(1,849)	(378)
Net increase(decrease)	739	(169)

UltraBull
Units acquired	237	304
Units disposed	-	(327)
Net increase(decrease)	237	(23)

U.S. Gov. Plus
Units acquired	225	491
Units disposed	(953)	(212)
Net increase(decrease)	(728)	279

Opportunity
Units acquired	40,247	5,778
Units disposed	(24,050)	(6,260)
Net increase(decrease)	16,197	(482)

FS-102

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
ProFunds, continued:
Oil & Gas
Units acquired	3,358	440
Units disposed	(2,675)	(417)
Net increase(decrease)	683	23

Precious Metals
Units acquired	4,453	9,144
Units disposed	(3,598)	(10,469)
Net increase(decrease)	855	(1,325)

Real Estate
Units acquired	1,394	1,697
Units disposed	(1,368)	(1,835)
Net increase(decrease)	26	(138)

High Yield
Units acquired	807	-
Units disposed	(266)	-
Net increase(decrease)	541	-

Money Market
Units acquired	499,350	840,478
Units disposed	(653,296)	(2,388,600)
Net increase(decrease)	(153,946)	(1,548,122)

Pimco:
Commodity
Units acquired	294,085	367,255
Units disposed	(267,180)	(410,044)
Net increase(decrease)	26,905	(42,789)

Total Return
Units acquired	1,661,738	1,557,662
Units disposed	(1,575,364)	(1,416,927)
Net increase(decrease)	86,374	140,735

Low Duration
Units acquired	-	9,634
Units disposed	(8,906)	(5,598)
Net increase(decrease)	(8,906)	4,036

FS-103

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
American Century:
Mid Cap
Units acquired	90,833	79,396
Units disposed	(80,257)	(78,531)
Net increase(decrease)	10,576	865

International
Units acquired	71,851	165,956
Units disposed	(74,442)	(192,861)
Net increase(decrease)	(2,591)	(26,905)

Inflation
Units acquired	152,557	92,495
Units disposed	(65,765)	(61,065)
Net increase(decrease)	86,792	31,430

American Funds:
IS Growth-Inc
Units acquired	3,810	4,847
Units disposed	(1,222)	(615)
Net increase(decrease)	2,588	4,232

IS Growth
Units acquired	13,039	5,736
Units disposed	(9,550)	(2,474)
Net increase(decrease)	3,489	3,262

Blue Chip
Units acquired	32,869	56,128
Units disposed	(40,224)	(35,412)
Net increase(decrease)	(7,355)	20,716

IS International
Units acquired	24,274	15,341
Units disposed	(22,209)	(10,926)
Net increase(decrease)	2,065	4,415

IS New World
Units acquired	52,563	13,007
Units disposed	(32,887)	(2,655)
Net increase(decrease)	19,676	10,352

FS-104

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Franklin Templeton:
Global Inc.
Units acquired	345,298	401,724
Units disposed	(338,461)	(432,767)
Net increase(decrease)	6,837	(31,043)

MFS:
Utilities IC
Units acquired	18,353	35,253
Units disposed	(18,941)	(50,887)
Net increase(decrease)	(588)	(15,634)

Mid Cap
Units acquired	57,920	261,879
Units disposed	(43,453)	(247,063)
Net increase(decrease)	14,467	14,816

Research
Units acquired	581,181	671,520
Units disposed	(590,862)	(702,985)
Net increase(decrease)	(9,681)	(31,465)

Summit:
S&P 500
Units acquired	11,731	10,032
Units disposed	(9,748)	(10,264)
Net increase(decrease)	1,983	(232)

EAFE Intl.
Units acquired	5,098	2,024
Units disposed	(4,130)	(3,717)
Net increase(decrease)	968	(1,693)

S&P MidCap
Units acquired	749	512
Units disposed	(27)	(674)
Net increase(decrease)	722	(162)

Growth
Units acquired	140,619	136,215
Units disposed	(166,707)	(164,250)
Net increase(decrease)	(26,088)	(28,035)

Mod. Growth
Units acquired	48,758	42,272
Units disposed	(54,792)	(84,448)
Net increase(decrease)	(6,034)	(42,176)

FS-105

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Summit, continued:
Moderate
Units acquired	1,685,686	1,770,164
Units disposed	(1,729,843)	(1,816,644)
Net increase(decrease)	(44,157)	(46,480)

Russell Small Cap
Units acquired	56,935	79,869
Units disposed	(52,656)	(81,289)
Net increase(decrease)	4,279	(1,420)

T. Rowe:
Blue Chip
Units acquired	332,878	529,557
Units disposed	(369,477)	(581,119)
Net increase(decrease)	(36,599)	(51,562)

Morgan Stanley:
Emerging Markets
Units acquired	851,328	920,153
Units disposed	(858,645)	(944,633)
Net increase(decrease)	(7,317)	(24,480)

DFA:
Bond
Units acquired	4,627,370	4,287,112
Units disposed	(4,270,392)	(4,358,495)
Net increase(decrease)	356,978	(71,383)

Small
Units acquired	835,824	1,060,524
Units disposed	(790,011)	(1,109,787)
Net increase(decrease)	45,813	(49,263)

Value
Units acquired	2,698,267	3,689,308
Units disposed	(2,846,676)	(3,647,391)
Net increase(decrease)	(148,409)	41,917

Fixed
Units acquired	2,449,390	2,050,873
Units disposed	(2,252,000)	(2,164,686)
Net increase(decrease)	197,390	(113,813)

FS-106

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
DFA, continued:
Large
Units acquired	874,786	1,016,237
Units disposed	(858,904)	(1,087,554)
Net increase(decrease)	15,882	(71,317)

Targeted
Units acquired	700,652	770,029
Units disposed	(706,215)	(731,524)
Net increase(decrease)	(5,563)	38,505

Global
Units acquired	423,789	564,103
Units disposed	(368,951)	(380,594)
Net increase(decrease)	54,838	183,509

Equity
Units acquired	310,644	150,903
Units disposed	(237,210)	(107,120)
Net increase(decrease)	73,434	43,783

FS-107

AMERITAS LIFE INSURANCE CORP.

    ________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2021 AND 2020 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2021
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2021
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of summary of operations and changes in capital and surplus and statements of cash flows for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.
Other Information Included in the Annual Report
Management is responsible for the other information included in the annual report. The other information comprises the information included in the annual report but does not include the statutory-basis financial statements and our auditor’s report thereon. Our opinion on the statutory-basis financial statements does not cover the other information, and we do not express an opinion or any form of assurance thereon.

In connection with our audit of the statutory-basis financial statements, our responsibility is to read the other information and consider whether a material inconsistency exists between the other information and the statutory-basis financial statements, or the other information otherwise appears to be materially misstated. If, based on the work performed, we conclude that an uncorrected material misstatement of the other information exists, we are required to describe it in our report.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 25, 2022

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2021	2020
Bonds	$10,330,856	$9,638,654
Preferred stocks	10,273	12,177
Common stocks	586,822	477,335
Mortgage loans	2,226,042	2,094,450
Real estate:
Properties occupied by the company	35,221	43,873
Properties held for the production of income	5,022	4,662
Properties held for sale	155	—
Cash, cash equivalents, and short-term investments	186,574	370,839
Loans on insurance contracts	545,818	539,975
Other investments	1,058,235	959,112
Total Cash and Invested Assets	14,985,018	14,141,077

Investment income due and accrued	118,569	113,867
Deferred and uncollected premiums	117,931	117,946
Federal income tax recoverable	6,068	22,861
Net deferred income tax asset	88,344	82,612
Funds held under coinsurance - affiliate	38,775	40,235
Other admitted assets	142,103	137,556
Separate account assets	11,996,727	11,041,001
Total Admitted Assets	$27,493,535	$25,697,155

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$11,386,234	$10,849,229
Deposit-type funds	990,510	1,000,269
Reserves for unpaid claims	154,319	123,340
Dividends payable to policyholders	26,153	29,600
Interest maintenance reserve	70,775	70,008
Accrued commissions, expenses and insurance taxes	147,234	130,838
Accrued separate account transfers	(13,461)	(33,775)
Asset valuation reserve	295,155	251,837
Other liabilities	462,624	484,122
Separate account liabilities	11,996,727	11,041,001
Total Liabilities	25,516,270	23,946,469

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,958	49,949
Unassigned surplus	1,493,358	1,266,788
Total Capital and Surplus	1,977,265	1,750,686
Total Liabilities, Capital and Surplus	$27,493,535	$25,697,155

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
Premiums and Other Revenue
Premium income, net	$3,653,978	$3,145,365	$3,115,518
Net investment income	614,996	574,628	541,505
Commissions and expense allowances on reinsurance ceded	28,594	23,890	28,978
Modco reinsurance adjustment – affiliate	1,003	1,353	15,728
Income from fees associated with separate accounts	77,749	69,103	69,039
Separate account reserve transfers assumed	—	—	3,941
Miscellaneous income	38,397	36,340	33,985
Total Premiums and Other Revenue	4,414,717	3,850,679	3,808,694

Expenses
Benefits to policyholders	3,399,801	2,993,986	2,761,958
Modco reinsurance adjustment	—	—	3,292
Change in reserves for life, accident and health policies	533,841	647,921	508,702
Commissions	278,055	235,130	214,351
General insurance expenses	490,947	414,235	399,545
Taxes, licenses and fees	52,415	61,560	43,829
Net transfers from separate accounts	(471,335)	(599,242)	(257,635)
Total Expenses	4,283,724	3,753,590	3,674,042

Gain from Operations before Dividends, Federal Income Tax
Expense and Net Realized Capital Gains	130,993	97,089	134,652
Dividends to policyholders	24,449	29,448	32,868
Gain from Operations before Federal Income Tax
Expense and Net Realized Capital Gains	106,544	67,641	101,784
Federal income tax expense	17,359	19,600	31,941
Gain from Operations before Net Realized Capital Gains	89,185	48,041	69,843
Net realized capital gains, net of taxes	7,046	16,377	21,404
Net Income	96,231	64,418	91,247

Surplus notes
Surplus notes amortization	9	8	9
Unassigned surplus
Change in unrealized gains, net of tax	147,922	6,833	73,561
Change in net deferred income taxes	17,156	17,672	20,499
Change in non-admitted assets	10,189	4,263	22,426
Change in asset valuation reserve	(43,318)	(37,815)	(59,402)
Change in liability for reinsurance in unauthorized companies	(12)	—	—
Change in valuation basis (Note 1)	—	5,820	—
Change in unrecognized actuarial losses on pension, net of tax	1,234	(124)	(1,361)
Deferred reinsurance gain, net of tax (Note 14)	—	—	36,560
Amortization of reinsurance gain, net of tax (Note 14)	(2,832)	(3,643)	(911)
Net Change in Capital and Surplus	226,579	57,432	182,628

Capital and Surplus at the Beginning of the Year	1,750,686	1,693,254	1,510,626
Capital and Surplus at the End of Year	$1,977,265	$1,750,686	$1,693,254

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,659,508	$3,148,430	$3,125,452
Net investment income received	618,329	580,409	542,945
Miscellaneous income	144,399	131,821	131,482
Benefits paid to policyholders	(3,353,557)	(2,964,134)	(2,741,955)
Net transfers from separate accounts	491,649	595,005	257,382
Commissions, expenses and taxes paid	(814,118)	(720,314)	(668,654)
Dividends paid to policyholders	(27,895)	(32,143)	(35,504)
Federal income taxes paid	(5,845)	(41,390)	(4,247)
Net Cash from Operating Activities	712,470	697,684	606,901

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,189,136	1,754,890	1,634,808
Cost of investments acquired	(3,076,389)	(2,475,802)	(2,133,732)
Net change in loans on insurance contracts	(6,821)	17,266	(3,412)
Net Cash from Investing Activities	(894,074)	(703,646)	(502,336)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(9,759)	24,982	13,482
Other miscellaneous, net	7,098	57,797	6,177
Net Cash from Financing and Miscellaneous Activities	(2,661)	82,779	19,659

Net Change in Cash, Cash Equivalents and Short-Term Investments	(184,265)	76,817	124,224

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	370,839	294,022	169,798

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$186,574	$370,839	$294,022

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$155	$—	$600
Recognized commitments for low income housing investments (Note 3)	—	20,000	—
Exchanges of bonds and stocks	16,918	29,671	84,538
Bonds converted to stocks	—	516	—
Acquisition of stock from alternative partnerships	—	828	251
Transfer between bonds and short-term investments	—	—	997
Affiliated common stock converted to an affiliated LLC (Note 1)	—	30,052	—
Distribution of electronic data processing equipment and software
from an affiliated LLC (Note 5)	—	288	—
Impairment of internally developed software costs (Note 1)	—	—	1,801
Impairment of other admitted asset (Note 1)	—	1,690	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 14)	—	—	4,211

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021, 2020 and 2019
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary and Ameritas Investment Company, LLC (AIC), a broker dealer. The Company previously owned Calvert Investments, Inc. (Calvert), a provider of investment and administrative services (dissolved March 31, 2020) and Griffin Realty LLC (Griffin), a real estate company (dissolved September 30, 2021). Effective January 1, 2020, AIC converted from a corporation to a single member limited liability company, and the Company formed two single member limited liability companies, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), an investment advisor to house AIC insurance agency licenses and registered investment advisory activity, respectively. Effective April 30, 2020, the Company acquired Select Benefits Group, LLC dba Dental Select (Dental Select), a third-party administrator (TPA) for dental and vision insurance plans. Effective September 30, 2021, Ameritas Life acquired BlueStar Retirement Services, Inc. (BlueStar), a full-service recordkeeper and third-party administrator for retirement plans, and converted it to a single member limited liability company. Effective September 30, 2021, Griffin was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI). Throughout 2020 and 2021, the COVID-19 pandemic has resulted in extreme stress and disruption in the economy, financial markets and business operations. At this stage, the impact on our results of operations, financial condition and cash flows has not been material. The pandemic will continue to disrupt the economy and markets for an indefinite period of time and the Company continues to monitor the risks to investments and insurance liabilities. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the economy, financial markets or our business.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating or classification, and any adjustments to fair value are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks and preferred stocks are carried at values prescribed by the NAIC. Under GAAP, common stocks and preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP. Under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transaction under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus under and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

Statement of cash flows are presented as prescribed under NAIC SAP.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $119,436 and $87,265 at December 31, 2021 and 2020, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $480, $498, $518, and $11,388 during the years ended December 31, 2022, 2023, 2024, and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the amount of borrowing over the carrying value of real estate property was $3,920 and $3,662, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2021	2020
AIC	$9,606	$13,120
Griffin [1]	—	1,269
VCA [1]	399	227
AAS [1]	432	47
Dental Select	79,091	87,443
BlueStar Retirement Services, LLC	34,343	—
Total	$123,871	$102,106
1 Griffin, VCA and AAS did not have GAAP audits performed, so the Company non-admits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,265 and $691 were recorded as realized losses during 2021 and 2020, respectively. There were no other-than-temporary impairments recorded during 2019. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2021 and 2020 was $47,726 and $(101,040), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $29,998 and $24,991, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2021 and 2020 was $0 and $244,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is required to post collateral to the brokering bank for interest rate swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $0 and $27,997, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 22, 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2021 and 2020. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $4,000 and $2,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2021, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,771,358	$1,321,017	$149,826	$167,601
OTC index call option contracts written	Other investments	(929,642)	(708,459)	(86,692)	(106,748)
Exchange traded index call option contracts owned	Other investments	1,219,556	1,120,517	163,887	256,300
Foreign currency swaps - gross asset	Other investments	5,631	—	163	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other investments	17,515	—	460	—
Total asset derivatives		$2,084,418	$1,733,075	$227,644	$317,153

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$1,215,314	$1,116,051	$116,099	$205,572
Foreign currency swaps - gross liability	Other liabilities	4,353	17,515	113	310
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other liabilities	(14,078)	—	(434)	—
Foreign currency swaps - gross liability	Other liabilities	15,025	4,473	548	241
Total liability derivatives		$1,220,614	$1,138,039	$116,326	$206,123

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2021	2020	2019
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$34,925	$6,522	$3,679
Exchange traded index call option contracts - closed	Net investment income	33,671	13,543	5,455
Equity put option contracts - closed	Net investment income	(1,584)	(15)	(338)
Futures contracts - closed	Net investment income	(30,960)	(25,598)	(29,900)
Interest rate swap contracts - closed	Net investment income	(22,723)	38,844	23,920
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Net investment income	298	(2)	—
Total recognized in net investment income		$13,627	$33,294	$2,816
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	Change in unrealized gains (losses)	$(9,980)	$(3,929)	$45,017
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	(4,323)	6,674	24,065
Equity put option contracts - open	Change in unrealized gains (losses)	—	—	137
Futures contracts - open	Change in unrealized gains (losses)	(1,185)	(1,785)	(4,655)
Interest rate swap contracts - open	Change in unrealized gains (losses)	11,668	(1,262)	(12,319)
Foreign currency swaps - open	Change in unrealized gains (losses)	50	(310)	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Change in unrealized gains (losses)	898	(241)	—
Total recognized in change in unrealized gains (losses)		$(2,872)	$(853)	$52,245

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $561 at December 31, 2019. There were no amounts excluded from unassigned surplus at December 31, 2021 and 2020.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.
Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $123,789 and $133,978 at December 31, 2021 and 2020, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $9,877 and $20,720 and operating software at cost of $937 and $1,302 are carried at cost less accumulated depreciation at December 31, 2021 and 2020, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $8,712 and $19,608 was $2,102 and $2,414, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2021 and 2020. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $5,218, $5,521 and $7,610 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Prior to 2020, the per $100 of monthly benefit factors were generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. Beginning in 2020 issued and incurred claims were generated on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $10,336,185 or 10.1% and $9,053,497 or 9.8% of the individual life policies in force as of December 31, 2021 and 2020, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,487, $8,861 and $8,581 for 2021, 2020 and 2019, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2021 and 2020.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 32 - "Preferred Stock" (SSAP No. 32R)
In July 2020, the NAIC issued SSAP No. 32R which incorporates revisions to the definitions, measurement guidance and impairment guidance for preferred stock pursuant to the investment classification project. SSAP No. 32R is effective as of January 1, 2021 and there was no impact to the Company with the adoption of this guidance.

Statement of Statutory Accounting Principles No. 106 - "Affordable Care Act Section 9010 Assessment" (SSAP No. 106)
In July 2020, the NAIC superseded SSAP No. 106 and nullified INT 18-02: Affordable Care Act (ACA) Section 9010 Assessment Moratoriums due to the repeal of the Section 9010 assessment by H.R. 1685 (Public Law No. 116-94). This action is effective as of January 1, 2021.

Change in Valuation Basis
The Company reported a change in valuation basis in 2020, which impacted variable annuity reserves for contracts written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (VM-21). The Company elected not to phase-in the change in reserve valuation basis and recognized the full amount in unassigned funds of $5,820 for the year ended December 31, 2020.

Accounting Changes
Interpretation No. 20-03, Troubled Debt Restructuring Due to COVID-19, which clarifies that a modification of mortgage loan or bank loan terms in response to COVID-19 shall follow the provisions detailed in the April 7, 2020 “Interagency Statement on Loan Modifications and reporting for Financial Institutions Working with Customers Affected by the Coronavirus”, the Coronavirus Aid Relief, and Economic Security Act ("CARES Act"), and the Consolidated Appropriations Act, 2021 in determining whether a modification shall be reported as a troubled debt restructuring within SSAP No. 36, Troubled Debt Restructuring (SSAP 36). This guidance is only applicable for the period beginning on March 1, 2020 and ending on the earlier of January 1, 2022, or the date that is 60 days after the date on which the national emergency concerning COVID-19 terminates. The Company has elected the option under this guidance not to account for or report qualifying concessions as troubled debt restructurings and does not classify such mortgage loans as either past due or nonaccrual during the payment deferral period. For some residential mortgage loan borrowers, the Company granted concessions which were primarily three to six month interest and principal payment deferrals. Deferred residential mortgage loan interest and principal payments were $9 and $226 at December 31, 2021 and 2020, respectively. For some commercial mortgage loan borrowers (principally in the retail and hotel sectors), the Company granted concessions which were primarily principal payment deferrals generally ranging from three to six months and, to a much lesser extent, up to 24 months. Deferred commercial mortgage loan interest and principal payments were $0 and $3,018 at December 31, 2021 and 2020, respectively.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Purchase Method
Effective September 30, 2021, the Company acquired 100% of BlueStar Retirement Services, Inc., a Florida third party administrator of retirement plans. In a concurrent transaction, BlueStar Retirement Services, Inc. was converted to a limited liability company.
Effective April 30, 2020, the Company acquired 100% of Select Benefits Group, Inc. dba Dental Select, a Utah third party administrator of dental and vision insurance products. In a concurrent transaction, Select Benefits Group, Inc. was converted to a limited liability company.

The transactions were accounted for as a statutory purchases and reflect the following:

2021
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
BlueStar Retirement Services, LLC	September 30, 2021	$34,858	$31,756	$31,756	$30,963	$794	$34,343	90.2%
Select Benefits Group, LLC dba Dental Select	April 30, 2020	$92,609	$88,292	$88,292	$73,577	$8,829	$79,091	93.0%
Total	XXX	$127,467	$120,048	$120,048	$104,540	$9,623	$113,434	XXX%

Statutory Merger
Effective September 30, 2021, Griffin Realty, LLC, a wholly owned subsidiary, was dissolved per the statutory merger method. The Company recorded a realized loss of $17,759 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Effective March 31, 2020, Calvert Investments, Inc., a wholly owned subsidiary, was dissolved per the statutory merger method with its net assets of $13,023 distributed to the Company. The Company recorded a realized gain of $2,994 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a result of this transaction. No additional shares of the Company were issued.

Subcomponents and Calculation of Adjusted Surplus and Total Admitted Goodwill

December 31, 2021
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
Capital & Surplus	$1,885,626	XXX
Less:
Admitted Positive Goodwill	107,580	XXX
Admitted EDP Equipment & Operating System Software	1,715	XXX
Admitted Net Deferred Taxes	90,846	XXX
Adjusted Capital and Surplus	1,685,486
Limitation on amount of goodwill (adjusted capital and surplus times 10%
goodwill limitation)	168,549
Current period reported Admitted Goodwill	XXX	104,540
Current Period Admitted Goodwill as a % of prior period Adjusted
Capital and Surplus	XXX	6%

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$135,288	$5,723	$(1,566)	$139,445
All other governments	2,113	249	—	2,362
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	248,678	14,421	(1,412)	261,687
Hybrid securities	10,044	2,980	(722)	12,302
Industrial and miscellaneous (unaffiliated)	9,935,115	787,565	(45,671)	10,677,009
Total bonds	$10,331,238	$810,938	$(49,371)	$11,092,805

December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$115,594	$10,701	$—	$126,295
All other governments	2,168	354	—	2,522
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	265,949	23,558	(2)	289,505
Hybrid securities	10,008	2,257	(1,117)	11,148
Industrial and miscellaneous (unaffiliated)	9,244,705	1,081,266	(31,958)	10,294,013
Total bonds	$9,638,424	$1,118,136	$(33,077)	$10,723,483

At December 31, 2021 and 2020, the amortized cost of bonds was reduced by $382 and increased by $230, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $10,330,856 and $9,638,654, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2021 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$251,305	$254,755
Due after one year through five years	1,818,457	1,928,422
Due after five years through ten years	2,369,850	2,500,585
Due after ten years	5,747,195	6,251,971
Bonds with multiple repayment dates	144,431	157,072
Total bonds	$10,331,238	$11,092,805

Proceeds from the sales of bonds were $297,045, $466,268, and $443,120 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2021	2020	2019
Bonds:
Gross realized capital gains on sales	$10,740	$21,299	$5,693
Gross realized capital losses on sales	(1,350)	(7,164)	(5,945)
Net realized capital gains (losses) on sales	9,390	14,135	(252)
Other, including impairments and net gain on dispositions other than sales	198	(4,018)	(2,116)
Total bonds	9,588	10,117	(2,368)
Preferred stocks	2,050	(6)	156
Common stocks	361	15,400	21,698
Mortgage loans	424	93	246
Real estate	4,501	(1)	592
Other investments	9,696	12,463	15,898
Realized capital gains before federal income taxes and transfer to IMR	26,620	38,066	36,222
Realized capital gains transferred to IMR	12,980	18,132	3,819
Federal income tax expense	6,594	3,557	10,999
Net realized capital gains	$7,046	$16,377	$21,404

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $933,142 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $14,841 and $16,662 in stock was owned at December 31, 2021 and 2020, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2021 and 2020.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2021	2020
Membership stock - class A	$305	$325
Membership stock - class B	14,200	14,961
Excess stock	336	1,376
Aggregate total	$14,841	$16,662
Actual or estimated borrowing capacity as determined by the insurer	$933,142	$807,377

As of December 31, 2021 and 2020, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2021 and 2020, the Company had issued $500,000 of funding agreements with the FHLB. There is $1,270,608 and $1,087,735 of bonds and mortgage loans pledged as collateral at December 31, 2021 and 2020, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,117 and $500,158 on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020, respectively.

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,331,349	$1,185,086
Carrying value	$1,270,608	$1,087,735
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,413,492	$1,185,086
Carrying value	$1,334,970	$1,087,735
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2021
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,841	$16,662	$(1,821)	$—	$14,841	0.054%	0.054%
Bonds on deposit with states	134,407	133,105	1,302	—	134,407	0.487%	0.489%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,270,608	1,087,735	182,873	—	1,270,608	4.601%	4.621%
Pledged as collateral not
captured in other categories:
Derivatives	33,998	54,988	(20,990)	—	33,998	0.123%	0.124%
Other restricted assets:
Policy Loans reinsurance
assumed	117,034	125,736	(8,702)	—	117,034	0.424%	0.426%
Bonds and short-term
investments from
reinsurance assumed	1,104,770	1,116,592	(11,822)	—	1,104,770	4.000%	4.018%
Total restricted assets	$2,675,658	$2,534,818	$140,840	$—	$2,675,658	9.689%	9.732%

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$16,662	$—	$—	$16,662	0.065%	0.065%
Bonds on deposit with states	133,105	132,873	232	—	133,105	0.515%	0.518%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,087,735	992,902	94,833	—	1,087,735	4.211%	4.233%
Pledged as collateral not
captured in other categories:
Derivatives	54,988	45,751	9,237	—	54,988	0.213%	0.214%
Other restricted assets:
Policy Loans reinsurance
assumed	125,736	137,280	(11,544)	—	125,736	0.487%	0.489%
Bonds and short-term
investments from
reinsurance assumed	1,116,592	1,136,548	(19,956)	—	1,116,592	4.323%	4.345%
Total restricted assets	$2,534,818	$2,462,016	$72,802	$—	$2,534,818	9.814%	9.864%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$48,288	$(1,565)	$188	$(1)	$48,476	$(1,566)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	48,493	(1,411)	69	(1)	48,562	(1,412)
Hybrid securities	—	—	6,386	(722)	6,386	(722)
Industrial and miscellaneous (unaffiliated)	4,252,007	(21,617)	719,636	(24,054)	4,971,643	(45,671)
Total bonds	4,348,788	(24,593)	726,279	(24,778)	5,075,067	(49,371)
Preferred stocks	3,119	(18)	6,674	(2)	9,793	(20)
Common stocks	119,328	(278)	10,658	(122)	129,986	(400)
Total	$4,471,235	$(24,889)	$743,611	$(24,902)	$5,214,846	$(49,791)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$—	$—	$—	$—	$—	$—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	28,295	(1)	16	(1)	28,311	(2)
Hybrid securities	—	—	5,990	(1,117)	5,990	(1,117)
Industrial and miscellaneous (unaffiliated)	4,189,584	(18,243)	449,305	(13,715)	4,638,889	(31,958)
Total bonds	4,217,879	(18,244)	455,311	(14,833)	4,673,190	(33,077)
Preferred stocks	—	—	5,771	(535)	5,771	(535)
Common stocks	121,643	(1,074)	10,097	(349)	131,740	(1,423)
Total	$4,339,522	$(19,318)	$471,179	$(15,717)	$4,810,701	$(35,035)

The unrealized losses related to bonds in 2021 and 2020 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2021 and 2020.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2021, 2020 and 2019.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2021 and 2020, bonds at book/adjusted carrying value totaling $486,807 and $516,962, respectively, (4.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2021, 2020 and 2019, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,556, $6,584 and $3,798, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2021 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2021
Present value of cash flows	$—	$—	$—	$—
June 30, 2021
Present value of cash flows	$—	$—	$—	$—
September 30, 2021
Present value of cash flows	$429	$—	$276	$219
December 31, 2021
Present value of cash flows	$12,861	$—	$1,280	$11,497

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

	December 31, 2021
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
2254W0KM6	$429	$153	$276	$153	$219
59111RAA0	$5,661	$5,055	$606	$5,055	$5,039
75383HAA9	$7,200	$6,526	$675	$6,526	$6,458
Total	XXX	XXX	$1,557	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2021
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$603,865	$596,545	$(7,320)	$142,691	$135,662	$(7,029)

December 31, 2020
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$372,165	$357,523	$(14,642)	$285,971	$274,935	$(11,036)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

NOTE 3 - INVESTMENTS, (continued)

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2021	2020
DSCR distribution
Below 1.0	$102,392	$38,706
1.0 - 1.2	195,258	170,232
1.2 - 1.8	979,953	975,980
Greater than 1.8	880,981	793,858
Total	$2,158,584	$1,978,776

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2021	2020
Loan to value
Below 60%	$18,898	$23,089
60-75%	2,642	382
Above 75%	1,054	2,357
Total	$22,594	$25,828

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2021
	Residential First Mortgages	Second Trusts	Total
Performing	$39,691	$1,959	$41,650
Non-performing	3,214	—	3,214
Total	$42,905	$1,959	$44,864

	December 31, 2020
	Residential First Mortgages	Second Trusts	Total
Performing	$84,743	$2,382	$87,125
Non-performing	2,629	92	2,721
Total	$87,372	$2,474	$89,846

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2021
	Residential	Commercial	Total
Recorded investment (all)
Current	$40,489	$2,181,178	$2,221,667
30-59 days past due	920	—	920
60-89 days past due	241	—	241
90-179 days past due	1,520	—	1,520
180+ days past due	1,694	—	1,694
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,782,659	1,782,659

	December 31, 2020
	Residential	Commercial	Total
Recorded investment (all)
Current	$84,685	$2,004,604	$2,089,289
30-59 days past due	1,960	—	1,960
60-89 days past due	480	—	480
90-179 days past due	564	—	564
180+ days past due	2,157	—	2,157
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	22,092	1,584,297	1,606,389

At December 31, 2021, the average size of an individual commercial mortgage loan was $2,397. The average size of an individual residential mortgage loan was $225, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $18,385 and $17,001 at December 31, 2021 and 2020, respectively. As of December 31, 2021, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 7.55% and 2.85% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

In 2021 and 2020, the Company issued 109 and 92, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 6.50%, respectively, and 2.85% and 3.20%, respectively, totaling $406,233 and $256,815, respectively. The Company did not acquire any new residential mortgage loans in 2021 and 2020.

At December 31, 2021 and 2020, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2021, 2020 and 2019. Impairments for residential mortgage loans were $12, $2 and $51 during 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

The Company had no investment in impaired loans with credit losses as of December 31, 2021 and 2020. The investment in impaired loans without credit losses are as follows:

	December 31, 2021
	Residential	Total
No allowance for credit losses	$34,854	$34,854

	December 31, 2020
	Residential	Total
No allowance for credit losses	$53,633	$53,633

A summary of information pertaining to impaired loans is as follows:

	December 31, 2021
	Residential	Commercial	Total
Average recorded investment	$43,065	$—	$43,065
Interest income recognized	1,674	—	1,674
Recorded investments on nonaccrual status	3,214	—	3,214
Amount of interest income recognized using the cash basis method
of accounting	1,688	—	1,688

	December 31, 2020
	Residential	Commercial	Total
Average recorded investment	$64,336	$—	$64,336
Interest income recognized	2,645	144	2,789
Recorded investments on nonaccrual status	2,721	—	2,721
Amount of interest income recognized using the cash basis method
of accounting	2,654	—	2,654

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2021	2020
Aggregate amount of mortgage loans derecognized	$153	$—
Real estate collateral recognized	155	—

A summary of information pertaining to real estate sales is as follows:

	December 31, 2021
	Commercial	Total
Number of sales	1	1
Gain recognized	$4,501	$4,501

	December 31, 2020
	Commercial	Total
Number of sales	1	1
Loss recognized	$(1)	$(1)

NOTE 3 - INVESTMENTS, (continued)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

One residential real estate property with a recorded value of $155 was classified as held for sale for the year ended December 31, 2021. There were no residential real estate properties classified as held for sale for the year ended December 31, 2020. There were no commercial real estate properties classified as held for sale for the years ended December 31, 2021 and 2020, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the year ended December 31, 2021 and 2020.

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2021
	Residential	Commercial	Total
Number of loans	138	—	138
Carry value	$33,089	$—	$33,089
Interest income	$1,645	$—	$1,645

	December 31, 2020
	Residential	Commercial	Total
Number of loans	204	—	204
Carry value	$51,249	$—	$51,249
Interest income	$2,589	$—	$2,589

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were zero short sales on residential mortgage loans in 2021 and one in 2020.

NOTE 3 - INVESTMENTS, (continued)

Low-Income Housing Tax Credit Investments
The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2021 and 2020, the Company recognized $5,855 and $4,533, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $60,023 and $66,272 and in other liabilities was $24,039 and $32,681 for the years ended December 31, 2021 and 2020, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $8,757, $7,521, $6,571, in 2022, 2023 and 2024, respectively, and $1,190 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2021 and 2020. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2021 and 2020.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that qualified for offsetting and netting are as follows:

	December 31, 2021			December 31, 2020
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$149,826	$86,692	$63,134	$167,601	$106,748	$60,853
Derivatives - foreign
currency swaps	1,057	434	623	—	—	—

Liabilities:
Derivatives - call options	$86,692	$86,692	$—	$106,748	$106,748	$—
Derivatives - foreign
currency swaps	661	434	227	551	—	551

At December 31, 2021 and 2020, the net asset amount of $63,757 and $60,853, respectively, was recorded in other investments and the net liability amount of $227 and $551, respectively, was recorded in other liabilities on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2021	2020	2019
Income:
Bonds	$400,928	$388,691	$385,443
Preferred stocks	528	484	369
Common stocks	7,905	5,724	13,060
Mortgage loans	107,955	103,789	103,311
Real estate[1]	15,187	15,209	17,132
Loans on insurance contracts	30,169	28,114	32,546
Short-term investments	73	1,680	4,756
Derivatives	13,627	33,294	2,816
Other investments	84,268	36,121	32,445
Amortization of interest maintenance reserve	9,487	8,861	8,581
Gross investment income	670,127	621,967	600,459
Total investment expenses	55,131	47,339	58,954
Net investment income	$614,996	$574,628	$541,505
1Includes amounts for the occupancy of company-owned property of $8,541, $8,999 and $9,106 in 2021, 2020, and 2019, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2021 and 2020, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 110 and 83, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $21,393 and $9,756, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$—	$17	$—	$17
Total bonds	—	—	17	—	17
Common stock
Industrial and miscellaneous (unaffiliated)	452,545	—	—	—	452,545
Total common stocks	452,545	—	—	—	452,545
Other investments	27,628	—	—	—	27,628
Derivative assets
Exchange traded index call options	163,887	—	—	—	163,887
Over the counter index call options	—	63,134	—	—	63,134
Foreign currency swaps	—	460	—	—	460
Total other investments	191,515	63,594	—	—	255,109
Separate account assets	—	—	—	11,996,727	11,996,727
Total assets at fair value/net asset value	$644,060	$63,594	$17	$11,996,727	$12,704,398

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$116,099	$—	$—	$—	$116,099
Foreign currency swaps	—	227	—	—	227
Total liabilities at fair value	$116,099	$227	$—	$—	$116,326

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$1,486	$83	$—	$1,569
Total bonds	—	1,486	83	—	1,569
Common stock
Industrial and miscellaneous (unaffiliated)	373,408	—	—	—	373,408
Total common stocks	373,408	—	—	—	373,408
Other investments	24,207	—	—	—	24,207
Derivative assets
Exchange traded index call options	256,300	—	—	—	256,300
Over the counter index call options	—	60,853	—	—	60,853
Foreign currency swaps	—	—	—	—	—
Total other investments	280,507	60,853	—	—	341,360
Separate account assets	—	—	—	11,041,001	11,041,001
Total assets at fair value/net asset value	$653,915	$62,339	$83	$11,041,001	$11,757,338

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$205,572	$—	$—	$—	$205,572
Foreign currency swaps	—	551	—	—	551
Total liabilities at fair value	$205,572	$551	$—	$—	$206,123

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2021 and 2020. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

The following tables summarize changes to our financial instruments for the years ended December 31, 2021 and 2020 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2021	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2021
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$83	$12	$—	$(3)	$5	$(80)	$—	$17
Total assets	$83	$12	$—	$(3)	$5	$(80)	$—	$17

	Beginning balance at 1/1/2020	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2020
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$—	$—	$—	$1	$—	$(3)	$83
Total assets	$85	$—	$—	$—	$1	$—	$(3)	$83

Transfers in and out of Level 3, during 2021 and 2020, included securities measured at lower of cost or fair value.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2021
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$16	Vendor price	Price	36 - 36 (36)	Increase
Residential mortgage-backed securities [4]	$1	Discounted Cash Flows	Constant prepayment rate	7% - 7% (7%)	Decrease
			Constant default rate	0% - 0% (0%)	Decrease
			Loss severity	27% - 27% (27%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.
4 Primarily subordinated tranches of non-agency residential mortgage-backed securities

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$83	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2021
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$11,092,805	$10,330,856	$—	$8,119,665	$2,973,140	$—
Preferred stocks	11,325	10,273	—	11,325	—	—
Common stocks	467,386	467,386	452,545	14,841	—	—
Mortgage loans	2,338,215	2,226,042	—	—	2,338,215	—
Cash, cash equivalents and short-term
investments	186,574	186,574	186,574	—	—	—
Loans on insurance contracts	693,190	545,818	—	—	693,190	—
Other investments	405,729	391,433	192,652	142,081	70,996	—
Investment income due and accrued	118,569	118,569	118,569	—	—	—
Separate account assets	—	11,996,727	—	—	—	11,996,727
Total financial assets	$15,313,793	$26,273,678	$950,340	$8,287,912	$6,075,541	$11,996,727

Liabilities:
Deposit-type funds	$990,510	$990,510	$—	$—	$990,510	$—
Borrowings	3,840	3,989	—	—	3,840	—
Derivative liabilities	116,326	116,326	116,099	227	—	—
Separate account liabilities	—	11,996,727	—	—	—	11,996,727
Total financial liabilities	$1,110,676	$13,107,552	$116,099	$227	$994,350	$11,996,727

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$10,723,483	$9,638,654	$—	$7,467,161	$3,256,322	$—
Preferred stocks	13,160	12,177	—	13,160	—	—
Common stocks	390,070	390,070	373,408	16,662	—	—
Mortgage loans	2,250,727	2,094,450	—	—	2,250,727	—
Cash, cash equivalents and short-term
investments	370,839	370,839	370,839	—	—	—
Loans on insurance contracts	687,007	539,975	—	—	687,007	—
Other investments	501,978	485,923	283,477	140,563	77,938	—
Investment income due and accrued	113,867	113,867	113,867	—	—	—
Separate account assets	—	11,041,001	—	—	—	11,041,001
Total financial assets	$15,051,131	$24,686,956	$1,141,591	$7,637,546	$6,271,994	$11,041,001

Liabilities:
Deposit-type funds	$1,001,005	$1,000,269	$—	$—	$1,001,005	$—
Borrowings	3,865	3,733	—	—	3,865	—
Derivative liabilities	206,123	206,123	205,572	551	—	—
Separate account liabilities	—	11,041,001	—	—	—	11,041,001
Total financial liabilities	$1,210,993	$12,251,126	$205,572	$551	$1,004,870	$11,041,001

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$248,631	$2,861	$251,492
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	248,631	2,861	251,492
Deferred tax assets non-admitted	44,951	—	44,951
Subtotal net admitted deferred tax assets	203,680	2,861	206,541
Deferred tax liabilities	41,680	76,517	118,197
Net admitted deferred tax assets/(net deferred tax liability)	$162,000	$(73,656)	$88,344

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2021 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$88,344	$—	$88,344
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$88,344	$—	$88,344
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$283,023
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$115,336	$2,861	$118,197
Deferred tax assets admitted as the result of application
of NAIC SAP	$203,680	$2,861	$206,541

The components of the net deferred tax asset/(liability) as of December 31, 2020 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$234,307	$3,851	$238,158
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	234,307	3,851	238,158
Deferred tax assets non-admitted	64,592	—	64,592
Subtotal net admitted deferred tax assets	169,715	3,851	173,566
Deferred tax liabilities	44,613	46,341	90,954
Net admitted deferred tax assets/(net deferred tax liability)	$125,102	$(42,490)	$82,612

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2020 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$82,612	$—	$82,612
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$82,612	$—	$82,612
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$249,849
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$87,103	$3,851	$90,954
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,715	$3,851	$173,566

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2020 to December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$14,324	$(990)	$13,334
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	14,324	(990)	13,334
Deferred tax assets non-admitted	(19,641)	—	(19,641)
Subtotal net admitted deferred tax assets	33,965	(990)	32,975
Deferred tax liabilities	(2,933)	30,176	27,243
Net admitted deferred tax assets/(net deferred tax liability)	$36,898	$(31,166)	$5,732

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	5,732	—	5,732
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	5,732	—	5,732
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	33,174
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	28,233	(990)	27,243
Deferred tax assets admitted as the result of application
of NAIC SAP	$33,965	$(990)	$32,975

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2021	2020
Ratio percentage used to determine recovery period and
threshold limitation above	914%	1,013%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,886,819	$1,665,660

There were no tax planning strategies utilized as of December 31, 2021 or 2020.

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2021	2020	2019
Federal	$17,359	$19,600	$31,941
Federal income tax on net capital gains	9,319	7,365	11,801
Federal income tax incurred	$26,678	$26,965	$43,742

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$172	$167	$136	$5	$31
Unearned premium reserve	515	430	389	85	41
Policyholder reserves	93,859	89,735	80,590	4,124	9,145
Investments	10,124	7,521	57	2,603	7,464
Deferred acquisition costs	75,319	70,032	67,107	5,287	2,925
Policyholder dividends accrual	1,328	1,548	1,806	(220)	(258)
Fixed assets	1	5	85	(4)	(80)
Compensation and benefits accrual	30,390	29,239	27,200	1,151	2,039
Receivables - non-admitted	16,556	14,571	13,549	1,985	1,022
Net operating loss carry-forward	260	277	294	(17)	(17)
Coinsurance/modified coinsurance transaction	—	—	12,219	—	(12,219)
Other (including items <5% of total
ordinary tax assets)	20,107	20,782	8,654	(675)	12,128
Subtotal	248,631	234,307	212,086	14,324	22,221
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	44,951	64,592	60,967	(19,641)	3,625
Admitted ordinary deferred tax assets	$203,680	$169,715	$151,119	$33,965	$18,596

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Capital
Investments	$476	$1,469	$1,486	$(993)	$(17)
Real Estate	2,102	1,938	2,797	164	(859)
Other (including items <5% of total
ordinary tax assets)	283	444	660	(161)	(216)
Subtotal	2,861	3,851	4,943	(990)	(1,092)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	2,861	3,851	4,943	(990)	(1,092)
Admitted deferred tax assets	$206,541	$173,566	$156,062	$32,975	$17,504

Deferred tax liabilities:
Ordinary
Investments	$1,617	$3,014	$3,123	$(1,397)	$(109)
Fixed assets	2,486	2,925	3,322	(439)	(397)
Deferred and uncollected premium	17,778	17,793	18,001	(15)	(208)
Policyholder reserves	13,452	17,038	20,597	(3,586)	(3,559)
Unearned commissions	6,204	3,699	3,343	2,505	356
Other (including items <5% of total
ordinary tax liabilities)	143	144	144	(1)	—
Subtotal	$41,680	$44,613	$48,530	$(2,933)	$(3,917)

Capital
Investments	$75,747	$46,050	$35,890	$29,697	$10,160
Real estate	770	291	—	479	291
Subtotal	$76,517	$46,341	$35,890	$30,176	$10,451

Deferred tax liabilities	$118,197	$90,954	$84,420	$27,243	$6,534

Net deferred tax assets	$88,344	$82,612	$71,642	$5,732	$10,970

The change in the net admitted deferred tax assets was $5,732, $10,970 and $2,407 for the years ended December 31, 2021, 2020 and 2019, respectively. The change in non-admitted deferred tax assets of $(19,641), $3,625 and $(7,257) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2021	2020	Change
Total gross deferred tax assets	$251,492	$238,158	$13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$133,295	$147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$17,156

NOTE 4 - INCOME TAXES, (continued)

	2020	2019	Change
Total gross deferred tax assets	$238,158	$217,029	$21,129
Total deferred tax liabilities	90,954	84,420	6,534
Net deferred tax asset	$147,204	$132,609	14,595
Tax effect of change in unrealized gains and pension liability			3,728
Calvert deferred tax asset from dissolution			(651)
Change in net deferred income tax			$17,672

	2019	2018	Change
Total gross deferred tax assets	$217,029	$210,883	$6,146
Total deferred tax liabilities	84,420	73,424	10,996
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Net gain from operations before income taxes	$106,544	$67,641	$101,784
Net realized capital gains before income taxes	26,620	38,066	36,222
Deferred reinsurance gain (loss), net	(2,832)	(3,643)	35,649
Change in reserve on account of change in valuation basis	—	5,820	—
Change in pension liability	117	—	—
Change in unauthorized reinsurance	(12)	—	—
Total pre-tax statutory income	130,437	107,884	173,655
Change in non-admitted assets	(9,453)	(4,868)	8,450
IMR amortization	(9,487)	(8,861)	(8,581)
Affordable Care Act assessment	—	14,556	—
Tax-exempt income	(28,681)	(22,785)	(24,932)
Dividends received deduction	—	—	(5,000)
Subsidiary conversion to single member LLC	—	(7,014)	—
Realized gain on dissolution of subsidiary	—	(2,994)	—
Non-deductible expense	2,730	2,691	4,223
Other	1,202	2,368	2,392
Subtotal	86,748	80,977	150,207
Statutory tax rate	0.21	0.21	0.21
Subtotal	18,217	17,005	31,543
Tax credits	(8,695)	(7,712)	(8,300)
Total statutory income taxes	$9,522	$9,293	$23,243

Federal and foreign income tax incurred	$26,678	$26,965	$43,742
Change in deferred income tax	(17,156)	(17,672)	(20,499)
Total statutory income taxes	$9,522	$9,293	$23,243

The Company has no foreign tax credit carryovers to subsequent years.

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2021, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net operating loss	$1,237	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $14,859, $18,002, $14,820 for the tax years 2021, 2020, 2019, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company
Ameritas Investment Partners, Inc.
Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2021 and 2019, the Company received a return of capital of $1,700 and $1,000, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

In 2020, the Company made a capital contribution of $7,550 to its wholly owned subsidiary, AIC.

In 2019, the Company received a cash dividend $5,000 from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2019, the Company made a capital contribution of $30,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $26,047, $24,766 and $16,750 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2021 and 2020, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2021	2020
Ameritas Holding Company	$(3,927)	$(3,563)
Ameritas Life Insurance Corp. of New York	1,837	4,981
Ameritas Investment Company, LLC	580	940
Ameritas Investment Partners, Inc.	1,072	767
Griffin Realty, LLC	—	5
Variable Contract Agency, LLC	—	—
Ameritas Advisory Services, LLC	685	—
Dental Select	(60)	1,756
BlueStar Retirement Services, LLC	242	—
Total	$429	$4,886

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $2,455, $32,957 and $31,076 for the years ended December 31, 2021, 2020 and 2019, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $18,434, $16,484 and $15,686 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2021 and 2020.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2021	2020	2019
Benefit obligation at beginning of year	$49,302	$46,603	$44,448
Service cost	35	38	209
Interest cost	966	1,437	1,813
Actuarial gain (loss)	(1,458)	4,781	3,742
Benefits paid	(4,707)	(4,734)	(3,609)
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	1,177	—
Benefit obligation at end of year	$44,138	$49,302	$46,603

	Pension Benefits
	2021	2020	2019
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	4,707	4,734	3,609
Benefits paid	(4,707)	(4,734)	(3,609)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2021	2020	2019
Components:
Accrued benefit costs	$40,739	$44,372	$41,946
Liability for pension benefits	3,399	4,930	4,657
Assets and liabilities recognized:
Liabilities recognized	44,138	49,302	46,603
Unrecognized liabilities	3,399	4,930	4,657

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Service cost	$35	$38	$209
Interest cost	966	1,437	1,813
Amount of recognized losses	74	4,625	2,019
Total net periodic benefit cost	$1,075	$6,100	$4,041

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2021	2020	2019
Items not yet recognized as a component of net periodic cost - prior year	$4,930	$4,657	$13,762
Net gain (loss) arising during the period	(1,457)	4,781	3,742
Net loss recognized	(74)	(4,508)	(2,019)
Cumulative change in amortization method applied[1]	—	—	(10,828)
Items not yet recognized as a component of net
periodic cost - current year	$3,399	$4,930	$4,657
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Net recognized gains	$3,399	$4,930	$4,657

The weighted-average assumptions are as follows:

	Pension Benefits
	2021	2020	2019
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	2.98%	3.14%	4.23%
Rate of compensation increase	1.79%	1.77%	4.47%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	2.14%	2.98%	3.14%
Rate of compensation increase	1.81%	1.79%	1.77%
Future expected pension benefit payments are as follows:

Year	Amount
2022	$4,697
2023	$4,256
2024	$3,813
2025	$3,703
2026	$3,589
2027-2031	$16,153

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2021	2020
Accumulated benefit obligation	$44,138	$49,287

Projected benefit obligation (PBO)	$44,138	$49,302
Funded status (PBO - Plan assets)	$44,138	$49,302

Unrecognized items:
Unrecognized losses, net of tax	$2,685	$3,895
Total unrecognized items, net of tax	$2,685	$3,895

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. There were no expenses recognized for the Plan funding.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $15,013, $14,717 and $12,791 in 2021, 2020 and 2019, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $197,477 in dividends in 2022, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2021, 2020 and 2019.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2021	2020	2019
Unrealized capital gains, net of taxes	$171,082	$23,160	$16,327
Non-admitted asset values	(123,789)	(133,978)	(138,241)
Asset valuation reserve	(295,155)	(251,837)	(214,022)

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2021, 2020 and 2019 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,958 and $49,949 at December 31, 2021 and 2020, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2021 is $102,466. There has been not been any principal paid during the life of the Notes as of December 31, 2021. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash of $50,000 was received upon issuance and was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2021 and 2020, respectively, the Company had outstanding agreements to fund mortgages totaling $86,932 and $114,711. In addition at December 31, 2021 and 2020, respectively, the Company has committed to invest $332,803 and $272,249 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2021 and 2020, the Company had FHLB lines of credit available up to $433,142 and $307,377, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2021 and 2020 related to these lines of credit.

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2021, 2020 and 2019 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $3,664 and $4,034 at December 31, 2021 and 2020, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the Company had a related receivable of $2,710 and $3,013, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020 are as follows:

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

	2021	2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$6,320	$7,316
Decreases during the year
Premium tax offset applied	(1,066)	(1,133)
Charge off of estimated premium tax offset	(318)	(320)
	(1,384)	(1,453)
Increases during the year
Assessments paid	165	457
	165	457
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$5,101	$6,320

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2021 and 2020 are summarized below. The discount rate applied was 3.0% and 3.5% for December 31, 2021 and 2020, respectively.

	December 31, 2021
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,567	$3,288	$5,389	$2,360

	December 31, 2021
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

	December 31, 2020
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,175	$2,487	$5,112	$1,578

	December 31, 2020
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2021 and 2020.

Uncollectibility of Assets
The Company had admitted assets of $13,187 and $11,317 at December 31, 2021 and 2020, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The loss from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2021	2020	2019
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(829)	$(1,393)	$(2,979)
Net loss from operations	$(829)	$(1,393)	$(2,979)

Total claim payment volume	$180,138	$152,945	$193,120

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2021	2020	2019
Gross reimbursement for medical cost incurred	$28,857	$28,226	$27,605
Other income or expenses (including interest paid to or received from plans)	8,595	7,462	7,388
Gross expenses incurred (claims and administrative)	27,262	24,297	23,507
Net gain from operations	$10,190	$11,391	$11,486

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,166, $4,737 and $4,396 in 2021, 2020 and 2019, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $33, $621, and $585 in 2021, 2020 and 2019, respectively.

NOTE 10 - LEASES, (continued)

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2021:

Calendar Year	Amount
2022	$2,175
2023	1,440
2024	913
2025	552
2026 and thereafter	1,102
Total	$6,182

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $267,540, $271,184 and $248,018 for the years ended December 31, 2021, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, the Company had a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $96,425 and $88,252 for the years ended December 31, 2020 and 2019, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $504,670, $518,344 and $491,627 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $124,467 and $118,126 and cash of $2,136 and $7,168 at December 31, 2021 and 2020, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2021 and through March 25, 2022, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a loss is likely for ceded business. The Company recorded a contingency liability of $14,613 and $16,664 at December 31, 2021 and 2020, respectively, on the Balance Sheets - Statutory Basis. The Company also adjusted its other reinsurance receivables included in Other admitted assets and Reserve for unpaid claims in the Balance Sheets - Statutory Basis due to our analysis of collectability. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

NOTE 14 - REINSURANCE, (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2021	2020	2019
Assumed[1]	$109,582	$109,062	$110,358
Ceded	(267,198)	(252,021)	(253,164)
Reinsurance premiums, net	$(157,616)	$(142,959)	$(142,806)
¹ Includes modco reinsurance premiums of $7,041 in 2019. There were no modco reinsurance premiums in 2021 and 2020.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2021, 2020 and 2019.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,560 recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2019. Amortization of $2,832 and $3,643, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2021 and 2020, respectively.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2021 and 2020, invested assets of $1,117,422 and $1,129,363, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.1% and 4.4% of the Company’s admitted assets at December 31, 2021 and 2020, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2021	2020	2019
Total reserve for unpaid claims at January 1	$316,765	$284,339	$278,529
Less reinsurance assumed	(18,267)	(17,354)	(17,238)
Plus reinsurance ceded	172,907	151,501	147,259
Direct balance	471,405	418,486	408,550

Incurred related to:
Current year	777,744	618,972	611,690
Prior year	2,986	13,035	1,803
Total incurred	780,730	632,007	613,493

Paid related to:
Current year	645,529	495,754	520,536
Prior year	90,184	83,334	83,021
Total paid	735,713	579,088	603,557

Direct balance	516,422	471,405	418,486
Plus reinsurance assumed	18,121	18,267	17,354
Less reinsurance ceded	(189,189)	(172,907)	(151,501)
Total reserve for unpaid claims at December 31	$345,354	$316,765	$284,339

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $2,986, $13,035, and $1,803 for the years ended December 31, 2021, 2020, and 2019, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2021.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2021	2020	2019
Paid assumed reinsurance claims	$81,375	$67,813	$74,081
Incurred assumed reinsurance claims	$81,229	$68,726	$74,197

Paid ceded reinsurance claims	$29,287	$24,203	$21,608
Incurred ceded reinsurance claims	$45,569	$45,609	$25,850

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2021 and 2020, respectively, the Company had $3,427,643 and $4,437,411 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $28,240 and $31,786 at December 31, 2021 and 2020, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,632,630	—	1,632,630	23.6%
At fair value	—	2,823,648	2,823,648	40.8%
Total with adjustment or at fair value	1,632,630	2,823,648	4,456,278	64.4%
At book value without adjustment
(minimal or no charge)	2,097,258	—	2,097,258	30.3%
Not subject to discretionary withdrawal	368,460	—	368,460	5.3%
Total gross	4,098,348	2,823,648	6,921,996	100.0%
Reinsurance ceded	272,328	—	272,328
Total individual annuity reserves	$3,826,020	$2,823,648	$6,649,668
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$160,832	$—	$160,832

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,030,790	$—	$1,030,790	12.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	7,371,957	7,371,957	86.0%
Total with adjustment or at fair value	1,030,790	7,371,957	8,402,747	98.0%
At book value without adjustment
(minimal or no charge)	130,039	—	130,039	1.5%
Not subject to discretionary withdrawal	38,335	—	38,335	0.5%
Total gross	1,199,164	7,371,957	8,571,121	100.0%
Reinsurance ceded	9,840	—	9,840
Total group annuity reserves	$1,189,324	$7,371,957	$8,561,281
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$220,205	$—	$220,205	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	587,451	587,451	37.2%
Total with adjustment or at fair value	220,205	587,451	807,656	51.2%
At book value without adjustment
(minimal or no charge)	255,287	—	255,287	16.2%
Not subject to discretionary withdrawal	515,442	—	515,442	32.6%
Total gross	990,934	587,451	1,578,385	100.0%
Reinsurance ceded	424	—	424
Total deposit-type funds	$990,510	$587,451	$1,577,961
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$6,005,854	$10,783,056	$16,788,910

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,360,160	—	1,360,160	21.5%
At fair value	—	2,615,241	2,615,241	41.3%
Total with adjustment or at fair value	1,360,160	2,615,241	3,975,401	62.8%
At book value without adjustment
(minimal or no charge)	1,974,097	—	1,974,097	31.2%
Not subject to discretionary withdrawal	379,297	—	379,297	6.0%
Total gross	3,713,554	2,615,241	6,328,795	100.0%
Reinsurance ceded	205,195	—	205,195
Total individual annuity reserves	$3,508,359	$2,615,241	$6,123,600
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$199,787	$—	$199,787

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,060,077	$—	$1,060,077	13.3%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	6,733,259	6,733,259	84.5%
Total with adjustment or at fair value	1,060,077	6,733,259	7,793,336	97.8%
At book value without adjustment
(minimal or no charge)	136,360	—	136,360	1.7%
Not subject to discretionary withdrawal	40,970	—	40,970	0.5%
Total gross	1,237,407	6,733,259	7,970,666	100.0%
Reinsurance ceded	11,189	—	11,189
Total group annuity reserves	$1,226,218	$6,733,259	$7,959,477
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$222,931	$—	$222,931	13.7%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	626,595	626,595	38.5%
Total with adjustment or at fair value	222,931	626,595	849,526	52.2%
At book value without adjustment
(minimal or no charge)	260,689	—	260,689	16.0%
Not subject to discretionary withdrawal	517,086	—	517,086	31.8%
Total gross	1,000,706	626,595	1,627,301	100.0%
Reinsurance ceded	437	—	437
Total deposit-type funds	$1,000,269	$626,595	$1,626,864
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,734,846	$9,975,095	$15,709,941

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)
The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,994,138	$4,713,646
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,206	20,931
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	990,510	1,000,269
	6,005,854	5,734,846
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	10,195,605	9,348,500
Exhibit 4, Line 9, Column 1	587,451	626,595
Total	$16,788,910	$15,709,941

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2021
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,104,614	$1,104,077	$1,110,275	$—	$—	$—
Universal life with secondary guarantees	754,886	624,483	1,201,317	—	—	—
Indexed universal life	14,132	14,124	14,203	—	—	—
Indexed universal life with secondary guarantees	889,324	725,223	796,088	—	—	—
Other permanent cash value life insurance	—	1,510,716	2,682,080	—	—	—
Variable universal life	142,289	1,327,907	151,820	1,194,339	—	1,191,320
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	529,869	XXX	XXX	—
Accidental death benefits	XXX	XXX	322	XXX	XXX	—
Disability - active lives	XXX	XXX	30,350	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,807	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	28,782	XXX	XXX	—
Total gross	2,905,245	5,306,530	6,569,913	1,194,339	—	1,191,320
Reinsurance ceded	—	—	634,344	—	—	—
Total life reserves	$2,905,245	$5,306,530	$5,935,569	$1,194,339	$—	$1,191,320

	2020
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,136,735	$1,135,633	$1,142,426	$—	$—	$—
Universal life with secondary guarantees	754,756	616,907	1,167,324	—	—	—
Indexed universal life	13,490	13,467	13,521	—	—	—
Indexed universal life with secondary guarantees	704,520	562,964	624,670	—	—	—
Other permanent cash value life insurance	—	1,448,972	2,626,565	—	—	—
Variable universal life	145,147	1,176,326	154,228	1,043,274	—	1,036,937
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	527,047	XXX	XXX	—
Accidental death benefits	XXX	XXX	337	XXX	XXX	—
Disability - active lives	XXX	XXX	27,990	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,146	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	32,424	XXX	XXX	—
Total gross	2,754,648	4,954,269	6,341,678	1,043,274	—	1,036,937
Reinsurance ceded	—	—	635,302	—	—	—
Total life reserves	$2,754,648	$4,954,269	$5,706,376	$1,043,274	$—	$1,036,937

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,878,162	$5,648,860
Exhibit 5, Accidental Death Benefits Section, Total (net)	305	319
Exhibit 5, Disability - Active Lives Section, Total (net)	14,229	12,254
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,769	17,200
Exhibit 5, Miscellaneous Reserves Section, Total (net)	26,104	27,743
	5,935,569	5,706,376
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,191,320	1,036,937
	1,191,320	1,036,937
Total	$7,126,889	$6,743,313

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2021		2020
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,425	$342	$2,960	$435
Ordinary renewal	40,186	56,091	46,963	62,754
Group life	1	1	1	1
Total	$45,612	$56,434	$49,924	$63,190

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2021, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2021 and 2020 the Company’s Separate Account Statements included legally insulated assets of $11,996,727 and $11,041,001, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2021	2020	2019
For the year ended December 31:
Premiums, considerations or deposits	$1,281,793	$1,083,406	$1,199,605
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$11,974,376	$11,012,032

Reserves subject to discretionary withdrawal:
At fair value	$11,974,376	$11,012,032
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$11,974,376	$11,012,032

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2021	2020	2019
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,228,829	$1,021,476	$1,216,392
Transfers from the separate accounts	(1,700,163)	(1,620,718)	(1,366,268)
Net transfers from the separate accounts	(471,334)	(599,242)	(149,876)
Reconciling adjustments:
Other	—	—	5
Assumption reinsurance	—	—	(70,910)
Deposit-type contracts assumption reinsurance	(1)	—	(36,854)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(471,335)	$(599,242)	$(257,635)
1Includes assumption reinsurance transfers to the separate accounts of $0, $0, $107,764 in 2021, 2020 and 2019, respectively.

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

At December 31, 2021 the Company recorded charges for impairments related to a ceded reinsurer under rehabilitation. Certain reclassifications have been made to these financial statements from those filed with the Nebraska Department of Insurance and the audited financial statements as follows. There was no impact on Total Liabilities, Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Reserves for life, accident and health policies	$11,372,768	$13,466	$11,386,234
Other liabilities	476,090	(13,466)	462,624

Change in reserves for life, accident and health policies	536,093	(2,252)	533,841
General insurance expenses	488,695	2,252	490,947

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit Number	Description of Exhibit

(a)

Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/1016274/0001016274-96-000004.txt

(b)			Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting and Distribution Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-233977, filed February 26, 2020, EX (c)(1).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-120972, filed December 3, 2004, EX-4.

https://www.sec.gov/Archives/edgar/data/1016274/000101627404000008/exh-4.txt

(d)	(2)

Guaranteed Lifetime Withdrawal Benefit 2 Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-182091, filed June 13, 2012, EX-4.

https://www.sec.gov/Archives/edgar/data/1016274/000101627412000018/nlva6150_n4-134ex4.txt

(e)

Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-205138, filed September 15, 2015, EX.5.

https://www.sec.gov/Archives/edgar/data/1016274/000101627415000032/ex5-111.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)		Amended and Restated By-Laws of Ameritas Life Insurance Corp. Exhibit (f)(2), filed herein.
(g)			Reinsurance Agreements. Not applicable.
(h)	(1)		Participation Agreements.
		(A)

AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h1.txt

		(B)

American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-2.txt

		(C)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

Exhibit Number		Description of Exhibit
(D)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration Statement No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(E)

DWS Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(F)

DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration Statement No. 333-120972, filed April 18, 2011, EX-99.H.

https://www.sec.gov/Archives/edgar/data/1016274/000101627411000012/aanewnlva485b-30_ex8.txt

(G)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(H)

Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed

June 25, 2008, EX-99.H.4.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h4.txt

(I)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(J)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(K)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(L)

Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.

https://www.sec.gov/Archives/edgar/data/1016274/0001016274-96-000004.txt

(M)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(N)

Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).

https://www.sec.gov/Archives/edgar/data/933094/000093309499000008/0000933094-99-000008.txt

(O)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(P)

Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h5.txt

(Q)

Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h6.txt

Exhibit Number	Description of Exhibit
(i)	Administrative Contracts
Fourth Amended and Restated General Administrative Services Agreement. Exhibit (i), filed herein.
(j)	Other Material Contracts: Powers of Attorney. Exhibit (j), filed herein.
(k)	Legal Opinion. Exhibit (k), filed herein.
(l)	Other Opinions. Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (l), filed herein.
(m)	No financial statements omitted from Item 26.
(n)	Initial Capital Agreements. Not applicable.
(o)	Form of Initial Summary Prospectues. Not applicable.

Item 28. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

William W. Lester	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
John S. Dinsdale	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Distribution & National Partners, Group
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Karen M. Gustin	Executive Vice President, Group
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Robert M. Jurgensmeier	Executive Vice President, Independent Distribution & Investments
James M. Kais	Executive Vice President, Retirement Plans
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President, Chief Investment Officer
Shreejit R. Nair	Senior Vice President, Information Technology
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Technology and Transformation Officer
Kelly J. Wieseler	Senior Vice President, Chief Actuary & Underwriting, Group
Susan K. Wilkinson	Executive Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	Insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas BlueStar Retirement Services, LLC (FL)	recordkeeper and third party administrator
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Select Benefits Group, LLC dba Dental Select (UT)	third party administrator

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

Item 30.	Indemnification

Ameritas Life Insurance Corp.’s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Item 31. Principal Underwriters

a)	Ameritas Investment Company, LLC ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, AIC.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Ryan C. Beasley*	Director, Chair
James M. Kais*	Director
Brent F. Korte*	Director
Susan K. Wilkinson*	Director
Matthew J. Kinsella*	Vice President, Chief Compliance Officer
Christine M. Neighbors*	Secretary

*	Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

c)       Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$760,839	$0	$0	$116,668

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 32.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 33.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 34.	Fee Representation

Ameritas Life Insurance Corp. (Depositor) represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th day of April, 2022.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

By: /s/ William W. Lester*
Director, Chair, President & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ William W. Lester*
Director, Chair, President & Chief Executive Officer

Pursuant to the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2022.

SIGNATURE	TITLE

William W. Lester *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
John S. Dinsdale *	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma*	Director
Ryan C. Beasley *	Executive Vice President, Individual
Susan K. Wilkinson *	Executive Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of December 26, 2021.

Exhibit Index

Exhibit

(f)(2)	Amended and Restated By-Laws of Ameritas Life Insurance Corp.

(i)	Administrative Contracts. Fourth Amended and Restated General Administrative Services Agreement

(j)	Other Material Contracts: Powers of Attorney

(k)	Legal Opinion

(l)	Consents of Independent Auditors and Independent Registered Public Accounting Firm